UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 28, 2005


Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[SM&R LOGO]


  SM&R INVESTMENTS, INC.

                                SM&R EQUITY FUNDS
                             SM&R FIXED INCOME FUNDS

SM&R EQUITY FUNDS:

    SM&R ALGER TECHNOLOGY FUND
    SM&R ALGER AGGRESSIVE GROWTH FUND
    SM&R ALGER SMALL-CAP FUND
    SM&R ALGER GROWTH FUND
    SM&R GROWTH FUND
    SM&R EQUITY INCOME FUND
    SM&R BALANCED FUND

SM&R FIXED INCOME FUNDS:

    SM&R GOVERNMENT BOND FUND
    SM&R TAX FREE FUND
    SM&R PRIMARY FUND
    SM&R MONEY MARKET FUND

                                                              SEMI-ANNUAL REPORT

                                                              FEBRUARY 28, 2005

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of SM&R Investments, Inc. (the "Company"), will incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2004, and held for six months ending February 28, 2005.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                      ACTUAL                                 HYPOTHETICAL
                                                -------------------------------------------------   -------------------------------
                                  BEGINNING                           ENDING          EXPENSES          ENDING          EXPENSES
                                   ACCOUNT        *ANNUALIZED         ACCOUNT           PAID            ACCOUNT           PAID
                                    VALUE           EXPENSE            VALUE           DURING            VALUE           DURING
FUNDS                            (09/01/04)         RATIOS        (02/28/05) (1)     PERIOD (2)       (02/28/05)       PERIOD (2)
-----                          --------------   --------------    --------------   --------------   --------------   --------------
Alger Technology Fund
   Class A                     $     1,000.00        2.10%        $     1,027.75   $        10.70   $     1,007.17   $        10.49
   Class B                           1,000.00        2.75%              1,019.50            13.91         1,005.56            13.72
Alger Aggressive Growth Fund
   Class A                           1,000.00        1.85%              1,107.05            10.15         1,007.79             9.24
   Class B                           1,000.00        2.50%              1,101.00            13.65         1,006.18            12.47
Alger Small-Cap Fund
   Class A                           1,000.00        1.90%              1,148.15            10.81         1,007.67             9.49
   Class B                           1,000.00        2.55%              1,145.30            14.48         1,006.06            12.72

                                                                      ACTUAL                                 HYPOTHETICAL
                                                -------------------------------------------------   -------------------------------
                                  BEGINNING                           ENDING          EXPENSES          ENDING          EXPENSES
                                   ACCOUNT        *ANNUALIZED         ACCOUNT           PAID            ACCOUNT           PAID
                                    VALUE           EXPENSE            VALUE           DURING            VALUE           DURING
FUNDS                            (09/01/04)         RATIOS        (02/28/05) (1)     PERIOD (2)       (02/28/05)       PERIOD (2)
-----                          --------------   --------------    --------------   --------------   --------------   --------------
Alger Growth Fund
   Class A                     $     1,000.00        1.70%        $     1,093.85   $         9.22   $     1,008.16   $         8.50
   Class B                           1,000.00        2.35%              1,090.35            12.70         1,006.55            11.73
Growth Fund
   Class A                           1,000.00        1.36%              1,084.25             7.31         1,009.00             6.81
   Class B                           1,000.00        1.86%              1,081.40             9.97         1,007.76             9.29
   Class T                           1,000.00        1.12%              1,089.15             6.04         1,009.60             5.59
Equity Income Fund
   Class A                           1,000.00        1.26%              1,108.40             6.92         1,009.25             6.31
   Class B                           1,000.00        1.76%              1,104.75             9.64         1,008.01             8.80
   Class T                           1,000.00        1.10%              1,109.60             6.03         1,009.65             5.49
Balanced Fund
   Class A                           1,000.00        1.30%              1,064.00             6.86         1,009.15             6.50
   Class B                           1,000.00        1.80%              1,060.45             9.46         1,007.91             9.00
   Class T                           1,000.00        1.20%              1,064.30             6.34         1,009.39             6.01
Government Bond Fund
   Class A                           1,000.00        0.73%              1,010.65             3.66         1,010.56             3.66
   Class B                           1,000.00        1.23%              1,007.75             6.15         1,009.32             6.16
   Class T                           1,000.00        0.73%              1,010.70             3.66         1,010.56             3.66
Tax Free Fund
   Class A                           1,000.00        0.75%              1,025.40             3.81         1,010.51             3.76
   Class B                           1,000.00        1.25%              1,022.25             6.34         1,009.27             6.26
   Class T                           1,000.00        0.75%              1,025.35             3.81         1,010.51             3.76
Primary Fund                         1,000.00        0.80%              1,018.90             4.04         1,010.39             4.01
Money Market Fund                    1,000.00        0.50%              1,008.40             2.50         1,011.13             2.51

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2004 to February 28, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the * annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

SCHEDULE OF INVESTMENTS February 28, 2005 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

COMMON STOCK

                                                       SHARES          VALUE
COMMUNICATIONS--5.47%
Avaya Inc.*                                                  900   $      12,600
Nextel Partners, Inc. (Class A)*                           1,350          26,879
Research In Motion Ltd.*                                     200          13,222
                                                                   -------------
                                                                          52,701
COMMUNICATIONS EQUIPMENT--10.76%
Arris Group Inc.*                                          4,500          28,575
Brocade Communications Systems, Inc.*                      2,450          15,190
Cisco Systems, Inc.*                                         525           9,145
Corning Inc.*                                              1,700          19,499
Motorola, Inc.                                               550           8,613
Nokia Oyj ADR                                              1,400          22,596
                                                                   -------------
                                                                         103,618
COMPUTER RELATED & BUSINESS SERVICES--8.70%
Apple Computer, Inc.*                                        600          26,916
Creative Technology Ltd.                                   1,550          17,562
PalmOne, Inc.*                                             1,650          39,303
                                                                   -------------
                                                                          83,781
COMPUTER SERVICES--1.14%
Akami Technologies, Inc.*                                  1,000          11,010

COMPUTER SOFTWARE--6.50%
Check Point Software Technologies Ltd.*                      650          14,384
Gravity Co. Ltd. ADR*                                        650           7,209
Hyperion Solutions Corp.*                                    200          10,096
Symantec Corp.*                                              850          18,709
TIBCO Software Inc.*                                       1,250          12,200
                                                                   -------------
                                                                          62,598
COMPUTERS & PERIPHERALS--3.54%
Dell Inc.*                                                   850          34,076

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.66%
Symbol Technologies, Inc.                                    900          15,957

HOUSEHOLD DURABLES--1.33%
Garmin Ltd.                                                  250          12,812

INFORMATION TECHNOLOGY SERVICES--2.67%
Cognizant Technology Solutions Corp.
  (Class A)*                                                 250          11,808
Global Payments Inc.                                         250          13,880
                                                                   -------------
                                                                          25,688
INTERNET & CATALOG RETAIL--4.04%
eBay Inc.*                                                   220           9,425
Netflix Inc.*                                              2,750          29,425
                                                                   -------------
                                                                          38,850
INTERNET SOFTWARE & SERVICES--6.65%
aQuantive, Inc.*                                           1,650          17,441
Netease.com Inc. ADR*                                        650          27,488
Yahoo! Inc.*                                                 590          19,039
                                                                   -------------
                                                                          63,968

LEISURE EQUIPMENT & SERVICES--2.04%
Shanda Interactive Entertainment Ltd.*                       650   $      19,650

MEDIA--3.37%
Harris Interactive Inc.*                                   1,550           7,750
XM Satellite Radio Holdings Inc.
  (Class A)*                                                 750          24,720
                                                                   -------------
                                                                          32,470
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--2.51%
PortalPlayer Inc.*                                         1,050          24,171

SEMICONDUCTORS--11.49%
ASML Holdings N.V.*                                          650          11,908
Intel Corp.                                                1,550          37,169
International Rectifier Corp.*                               400          17,600
Microsemi Corp.*                                           1,400          22,764
Xilinx, Inc.                                                 700          21,140
                                                                   -------------
                                                                         110,581
SEMICONDUCTORS CAPITAL EQUIPMENT--2.60%
Sigmatel Inc.*                                               600          25,014

SOFTWARE--17.10%
BEA Systems, Inc.*                                         1,450          12,035
Citrix Systems, Inc.*                                        600          13,500
Cognos, Inc.*                                                500          21,455
Electronic Arts Inc.*                                        250          16,122
Microsoft Corp.                                            2,570          64,713
Oracle Corp.*                                              2,850          36,793
                                                                   -------------
                                                                         164,618
                                      TOTAL COMMON STOCK--91.57%
                                                 (Cost $875,598)         881,563
                                                                   -------------

MONEY MARKET FUNDS

                                                       SHARES          VALUE
SM&R Money Market Fund,
  1.98% (a)                                               96,152   $      96,152
                                                                   -------------
                                 TOTAL MONEY MARKET FUNDS--9.99%
                                                  (Cost $96,152)          96,152
                                                                   -------------
                                      TOTAL INVESTMENTS--101.56%
                                                 (Cost $971,750)         977,715
                                        LIABILITIES IN EXCESS OF
                                           OTHER ASSETS--(1.56)%         (15,034)
                                                                   -------------
                                             NET ASSETS--100.00%   $     962,681
                                                                   =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary          6.68%
Information Technology         84.02%
Affiliated Money Market Fund    9.30%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2005 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $875,598)                                       $         881,563
Investments in affiliated money market funds (Cost $96,152)                                                       96,152
                                                                                                       -----------------
   Total investments (Cost $971,750)                                                                             977,715
Prepaid expenses                                                                                                     244
Receivable for:
   Capital stock sold                                                                                                911
   Dividends                                                                                                         372
   Expense reimbursement                                                                                           3,788
                                                                                                       -----------------
                                                                                        TOTAL ASSETS             983,030
                                                                                                       -----------------
LIABILITIES
Investment securities purchased                                                                                    6,111
Accrued:
   Investment advisory fee                                                                                           995
   Service fee                                                                                                       184
   Distribution fee                                                                                                1,407
Other liabilities                                                                                                 11,652
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              20,349
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $         962,681
                                                                                                       =================

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $       1,222,825
Accumulated net realized loss on investments                                                                    (266,109)
Net unrealized appreciation on investments                                                                         5,965
                                                                                                       -----------------
Net Assets                                                                                             $         962,681
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $         680,307

Class B                                                                                                $         282,374
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $         962,681
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   257,144

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   106,031

Class A:
   Net asset value and redemption price per share                                                      $            2.65
   Offering price per share: (Net Assets value of $2.65 / 95%)                                         $            2.79

Class B:
   Net asset value and offering price per share                                                        $            2.66

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                                                              $           5,082
Interest from affiliated money market funds                                                                          299
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME               5,381
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                           6,706
Service fees                                                                                                       1,242
Professional fees                                                                                                  2,348
Custody and transaction fees                                                                                       7,836
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         5,765
   Class B                                                                                                         4,641
Shareholder reporting expenses
   Class A                                                                                                           147
   Class B                                                                                                            65
Distribution fees
   Class A                                                                                                         1,192
   Class B                                                                                                         1,560
Insurance expenses                                                                                                    99
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES              34,117
                                                                            LESS EXPENSES REIMBURSED             (22,654)
                                                                                                       -----------------
                                                                                        NET EXPENSES              11,463
                                                                                                       -----------------
INVESTMENT LOSS--NET                                                                                              (6,082)
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                               75,129
   Change in unrealized appreciation of investments for the period                                                 1,157
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                           76,286
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $          70,204
                                                                                                       =================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)              YEAR
                                                                                  SIX MONTHS ENDED           ENDED
                                                                                     FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                         2005                 2004
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $          (6,082)   $         (19,510)
   Net realized gain on investments                                                          75,129               38,898
   Change in unrealized appreciation (depreciation)                                           1,157             (109,466)
                                                                                  -----------------    -----------------
   Net increase (decrease) in net assets resulting from operations                           70,204              (90,078)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                 47,775              200,651
     Class B                                                                                (16,891)              61,301
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                    30,884              261,952
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                              101,088              171,874
NET ASSETS
   Beginning of period                                                                      861,593              689,719
                                                                                  -----------------    -----------------
   End of period                                                                  $         962,681    $         861,593
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER TECHNOLOGY FUND

                                                                               CLASS A SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)        2001
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period        $     2.43       $     2.59     $     1.67     $     3.24     $    10.00
     Investment loss--net                             (0.01)           (0.06)         (0.04)         (0.20)         (0.37)
     Net realized and unrealized gain (loss)
       on investments                                  0.23            (0.10)          0.96          (1.37)         (6.39)
                                                 ----------       ----------     ----------     ----------     ----------
              Total from Investment Operations         0.22            (0.16)          0.92          (1.57)         (6.76)
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period              $     2.65       $     2.43     $     2.59     $     1.67     $     3.24
                                                 ==========       ==========     ==========     ==========     ==========
                              Total Return (2)         5.50%**         (6.18)%        55.09%        (48.46)%       (67.60)%
                                                 ==========       ==========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                   $  680,307       $  585,844     $  449,337     $  150,553     $  230,327
     Ratio of expenses with reimbursement
       to average net assets (3)                       2.10%*           2.10%          2.10%          8.51%         10.97%
     Ratio of expenses without reimbursement
       to average net assets                           6.27%*           6.15%         11.46%         12.19%         10.97%
     Ratio of net investment loss to average
       net assets                                     (1.03)%*         (1.97)%        (1.84)%        (8.30)%       (10.32)%
     Portfolio turnover rate                         174.46%          215.21%        291.66%        301.01%        440.50%

                                                                               CLASS B SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)        2001
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period        $     2.46       $     2.64     $     1.68     $     3.25     $    10.00
     Investment loss--net                             (0.02)           (0.08)         (0.05)         (0.19)         (0.24)
     Net realized and unrealized gain (loss)
      on investments                                   0.22            (0.10)          1.01          (1.38)         (6.51)
                                                 ----------       ----------     ----------     ----------     ----------
              Total from Investment Operations         0.20            (0.18)          0.96          (1.57)         (6.75)
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period              $     2.66       $     2.46     $     2.64     $     1.68     $     3.25
                                                 ==========       ==========     ==========     ==========     ==========
                              Total Return (2)         3.87%**         (6.82)%        57.14%        (48.31)%       (67.50)%
                                                 ==========       ==========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                   $  282,374       $  275,749     $  240,382     $  130,975     $   82,232
     Ratio of expenses with reimbursement
       to average net assets (3)                       2.75%*           2.75%          2.75%          9.42%         14.71%
     Ratio of expenses without reimbursement
       to average net assets                           8.21%*           8.03%         14.16%         14.23%         14.71%
     Ratio of net investment loss to average
       net assets                                     (1.65)%*         (2.62)%        (2.48)%        (9.22)%       (14.21)%
     Portfolio turnover rate                         174.46%          215.21%        291.66%        301.01%        440.50%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 2.10% for class A and 2.75% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2005 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK

                                                       SHARES          VALUE
AEROSPACE & DEFENSE--2.86%
General Dynamics Corp.                                       200   $      21,070
Lockheed Martin Corp.                                        150           8,883
United Technologies Corp.                                    250          24,970
                                                                   -------------
                                                                          54,923
AIR FREIGHT & LOGISTICS--2.75%
FedEx Corp.                                                  200          19,556
UTI Worldwide, Inc.                                          450          33,372
                                                                   -------------
                                                                          52,928
BEVERAGES--0.70%
PepsiCo, Inc.                                                250          13,465

BIOTECHNOLOGY--4.87%
Genentech, Inc.*                                             450          21,240
Genzyme Corp.*                                               250          14,022
Gilead Sciences, Inc.*                                       950          32,823
Onyx Pharmaceuticals, Inc.*                                  100           2,894
OSI Pharmaceuticals, Inc.*                                   150           8,195
Serologicals Corp.*                                          600          14,502
                                                                   -------------
                                                                          93,676
CHEMICALS--1.74%
Huntsman Corp.*                                              350           9,996
Lubrizol Corp.                                               550          23,446
                                                                   -------------
                                                                          33,442
COMMERCIAL BANKS--1.63%
East West Bancorp, Inc.                                      400          14,384
Investors Financial Services Corp.                           100           5,012
Wells Fargo & Co.                                            200          11,876
                                                                   -------------
                                                                          31,272
COMMUNICATIONS--0.42%
Cox Radio, Inc. (Class A)*                                   300           4,818
Research In Motion Ltd.*                                      50           3,306
                                                                   -------------
                                                                           8,124
COMMUNICATIONS EQUIPMENT--3.17%
Arris Group Inc.*                                            600           3,810
Brocade Communications Systems, Inc.*                      2,300          14,260
Nokia Oyj ADR                                              2,100          33,894
QUALCOMM Inc.                                                250           9,027
                                                                   -------------
                                                                          60,991
COMPUTER RELATED & BUSINESS SERVICES--2.95%
Apple Computer, Inc.*                                        800          35,888
MEMC Electronic Materials, Inc.*                           1,600          20,768
                                                                   -------------
                                                                          56,656
COMPUTER SOFTWARE--3.42%
Check Point Software Technologies Ltd.*                      800          17,704
MicroStrategy Inc. (Class A)*                                250          17,680
NAVTEQ Corp.*                                                300          13,110
Novell, Inc.*                                              3,300          17,292
                                                                   -------------
                                                                          65,786
CONSUMER FINANCE--1.56%
CapitalSource Inc.*                                          400   $       9,200
First Marblehead Corp. (The)*                                300          20,865
                                                                   -------------
                                                                          30,065
CONSUMER PRODUCTS--1.31%
Gillette Co.                                                 500          25,125

DIVERSIFIED FINANCIAL SERVICES--3.85%
Citigroup Inc.                                               400          19,088
Lehman Brothers Holdings Inc.                                250          22,795
Merrill Lynch & Co., Inc.                                    550          32,219
                                                                   -------------
                                                                          74,102
ENERGY & ENERGY SERVICES--1.30%
Patterson-UTI Energy, Inc.                                   400          10,000
Schlumberger Ltd.                                            200          15,090
                                                                   -------------
                                                                          25,090
ENERGY EQUIPMENT & SERVICES--2.36%
National-Oilwell, Inc.*                                    1,000          45,340

FOOD & STAPLES RETAILING--0.56%
Performance Food Group Co.*                                  400          10,856

HEALTH CARE ADMINISTRATIVE SERVICES--0.68%
McKesson Corp.                                               350          13,069

HEALTH CARE EQUIPMENT & SUPPLIES--1.65%
Beckman Coulter, Inc.                                        300          21,135
Biomet, Inc.                                                 250          10,555
                                                                   -------------
                                                                          31,690
HEALTH CARE PROVIDERS & SERVICES--5.72%
AMERIGROUP Corp.*                                            500          19,930
Caremark Rx, Inc.*                                           600          22,968
Community Health Systems Inc.*                               400          12,948
PacifiCare Health Systems, Inc.*                             350          22,218
UnitedHealth Group Inc.                                      150          13,674
WellPoint Inc.*                                              150          18,309
                                                                   -------------
                                                                         110,047
HOTELS, RESTAURANTS & LEISURE--0.67%
Empire Resorts, Inc.*                                        100           1,129
Royal Caribbean Cruises Ltd.                                 250          11,812
                                                                   -------------
                                                                          12,941
HOUSEHOLD DURABLES--0.67%
Garmin Ltd.                                                  250          12,813

HOUSEHOLD PRODUCTS--1.10%
Proctor & Gamble Co.                                         400          21,236

INDUSTRIAL CONGLOMERATES--3.03%
General Electric Co.                                         750          26,400
Tyco International Ltd.                                      950          31,806
                                                                   -------------
                                                                          58,206

COMMON STOCK

                                                       SHARES          VALUE
INSURANCE--3.38%
ACE Ltd.                                                     450   $      20,007
American International Group, Inc.                           250          16,700
CIGNA Corp.                                                  100           9,080
St. Paul Travelers Companies, Inc. (The)                     500          19,160
                                                                   -------------
                                                                          64,947
INTERNET SOFTWARE & SERVICES--4.31%
Automatic Data Processing, Inc.                              400          17,184
Google Inc. (Class A)*                                        50           9,399
Netease.com Inc. ADR*                                        250          10,573
VeriSign, Inc.*                                              550          15,081
Yahoo! Inc.*                                                 950          30,656
                                                                   -------------
                                                                          82,893
LEISURE EQUIPMENT & SERVICES--1.57%
Shanda Interactive Entertainment Ltd*                      1,000          30,230

MEDIA--4.25%
Entercom Communications Corp.*                               300          10,326
News Corp. (Class A)                                       1,800          29,952
Time Warner Inc.*                                          1,600          27,568
Viacom Inc. (Class B)                                        400          13,960
                                                                   -------------
                                                                          81,806
METALS & MINING--1.91%
Alpha Natural Resources, Inc.*                               200           5,200
Peabody Energy Corp.                                         325          31,558
                                                                   -------------
                                                                          36,758
OIL & GAS--1.64%
BP PLC ADR                                                   300          19,476
Talisman Energy Inc.                                         350          12,054
                                                                   -------------
                                                                          31,530
PHARMACEUTICALS--8.36%
Abbot Laboratories                                           200           9,198
Eli Lilly Co.                                                200          11,200
IVAX Corp.*                                                1,350          21,587
Johnson & Johnson                                            600          39,360
Novartis AG ADR                                              300          14,991
Pfizer, Inc.                                               1,310          34,440
Sanofi-Aventis ADR                                           350          13,968
Sepracor Inc.*                                               250          16,117
                                                                   -------------
                                                                         160,861
RESTAURANTS & LODGING--1.86%
Hilton Hotels Corp.                                        1,700          35,802

RETAILING--2.59%
CVS Corp.                                                  1,000          49,830

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--2.56%
ATI Technologies Inc.*                                     1,450          25,433
Broadcom Corp. (Class A)*                                    300           9,675
Skyworks Solutions, Inc.*                                  1,950          14,157
                                                                   -------------
                                                                          49,265
SEMICONDUCTORS--1.22%
Intel Corp.                                                  600   $      14,388
Marvell Technology Group Ltd.*                               250           9,148
                                                                   -------------
                                                                          23,536
SOFTWARE--4.75%
Cognos, Inc.*                                                400          17,164
Mercury Interactive Corp.*                                   300          13,764
Microsoft Corp.                                            1,500          37,770
Oracle Corp.*                                              1,750          22,592
                                                                   -------------
                                                                          91,290
SPECIALTY RETAIL--2.03%
Abercrombie & Fitch Co. (Class A)                             50           2,685
Bed Bath & Beyond Inc.*                                      500          18,760
Lowe's Companies, Inc.                                       300          17,634
                                                                   -------------
                                                                          39,079
TEXTILES, APPAREL & LUXURY GOODS--0.87%
Coach, Inc.*                                                 300          16,659

TRANSPORTATION--1.18%
Burlington Northern Santa Fe Corp.                           450          22,622

WIRELESS TELECOMMUNICATION SERVICES--0.64%
SpectraSite, Inc.*                                           200          12,360
                                                                   -------------
                                      TOTAL COMMON STOCK--92.09%
                                               (Cost $1,628,095)       1,771,311
                                                                   -------------
MONEY MARKET FUNDS

SM&R Money Market Fund,
  1.98% (a)                                              144,387         144,387
                                                                   -------------
                                 TOTAL MONEY MARKET FUNDS--7.51%
                                                 (Cost $144,387)         144,387
                                                                   -------------
                                       TOTAL INVESTMENTS--99.60%
                                               (Cost $1,772,482)       1,915,698
                                          CASH AND OTHER ASSETS,
                                         LESS LIABILITIES--0.40%           7,629
                                                                   -------------
                                             NET ASSETS--100.00%   $   1,923,327
                                                                   =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary         14.44%
Energy                          5.27%
Financials                     10.36%
Healthcare                     21.17%
Industrials                     9.76%
Information Technology         22.68%
Materials                       3.63%
Consumer Staples                3.66%
Telecommunication Services      0.64%
Affiliated Money Market Fund    8.39%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2005 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $1,628,095)                                     $       1,771,311
Investments in affiliated money market funds (Cost $144,387)                                                     144,387
                                                                                                       -----------------
   Total investments (Cost $1,772,482)                                                                         1,915,698
Prepaid expenses                                                                                                     888
Receivable for:
   Investment securities sold                                                                                     31,539
   Capital stock sold                                                                                              1,652
   Dividends                                                                                                       1,633
   Expense reimbursement                                                                                           3,791
                                                                                                       -----------------
                                                                                        TOTAL ASSETS           1,955,201
                                                                                                       -----------------
LIABILITIES
Investment securities purchased                                                                                   15,364
Accrued:
   Investment advisory fee                                                                                         1,540
   Service fee                                                                                                       367
   Distribution fee                                                                                                2,606
Other liabilities                                                                                                 11,997
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              31,874
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $       1,923,327
                                                                                                       =================
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $       1,977,139
Accumulated net realized loss on investments                                                                    (197,028)
Net unrealized appreciation on investments                                                                       143,216
                                                                                                       -----------------
Net Assets                                                                                             $       1,923,327
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $       1,307,072
Class B                                                                                                $         616,255
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $       1,923,327
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   235,327

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   114,409

Class A:
   Net asset value and redemption price per share                                                      $            5.56
   Offering price per share: (Net Assets value of $5.56 / 95%)                                         $            5.85

Class B:
   Net asset value and offering price per share                                                        $            5.39

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $15)                                                         $          11,747
Interest from affiliated money market funds                                                                          830
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME              12,577
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                           9,228
Service fees                                                                                                       2,197
Professional fees                                                                                                  2,347
Custody and transaction fees                                                                                      10,143
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         5,429
   Class B                                                                                                         4,403
Shareholder reporting expenses
   Class A                                                                                                           360
   Class B                                                                                                           201
Distribution fees
   Class A                                                                                                         2,072
   Class B                                                                                                         2,870
Insurance expenses                                                                                                   129
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES              41,895
                                                                            LESS EXPENSES REIMBURSED             (23,750)
                                                                                                       -----------------
                                                                                        NET EXPENSES              18,145
                                                                                                       -----------------
INVESTMENT LOSS--NET                                                                                              (5,568)
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                              138,276
   Change in unrealized appreciation of investments for the period                                               104,824
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                          243,100
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         237,532
                                                                                                       =================


STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)             YEAR
                                                                                  SIX MONTHS ENDED           ENDED
                                                                                    FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $          (5,568)   $         (26,496)
   Net realized gain on investments                                                         138,276              108,477
   Change in unrealized appreciation (depreciation)                                         104,824             (144,351)
                                                                                  -----------------    -----------------
   Net increase (decrease) in net assets resulting from operations                          237,532              (62,370)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                112,038               77,874
     Class B                                                                                 25,503               95,390
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                   137,541              173,264
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                              375,073              110,894
NET ASSETS
   Beginning of period                                                                    1,548,254            1,437,360
                                                                                  -----------------    -----------------
   End of period                                                                  $       1,923,327    $       1,548,254
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                               CLASS A SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)          2004 (1)       2003 (1)       2002 (4)         2001
                                                ------------      -----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period       $      4.81       $      4.96     $     4.24     $     5.91     $    10.00
     Investment loss--net                             (0.01)            (0.08)         (0.06)         (0.17)         (0.25)
     Net realized and unrealized gain (loss)
       on investments                                  0.76             (0.07)          0.78          (1.50)         (3.84)
                                                -----------       -----------     ----------     ----------     ----------
           Total from Investment Operations            0.75             (0.15)          0.72          (1.67)         (4.09)
                                                -----------       -----------     ----------     ----------     ----------
     Net Asset Value, End of Period             $      5.56       $      4.81     $     4.96     $     4.24     $     5.91
                                                ===========       ===========     ==========     ==========     ==========
                           Total Return (2)           21.22%**          (3.02)%        16.98%        (28.26)%       (40.90)%
                                                ===========       ===========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                  $ 1,307,072       $ 1,034,437     $  994,871     $  666,982     $  487,497
     Ratio of expenses with reimbursement to
       average net assets (3)                          1.85%*            1.85%          1.85%          4.48%          6.85%
     Ratio of expenses without reimbursement to
       average net assets                              4.35%*            4.17%          5.52%          6.01%          6.85%
     Ratio of net investment loss to average
       net assets                                     (0.43)%*          (1.43)%        (1.27)%        (3.99)%        (5.59)%
     Portfolio turnover rate                         103.72%           159.89%        179.56%        177.62%         70.58%

                                                                               CLASS B SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)         2001
                                                ------------      ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period        $     4.69       $     4.87     $     4.19     $     5.89     $    10.00
     Investment loss--net                             (0.03)           (0.11)         (0.08)         (0.21)         (0.18)
     Net realized and unrealized gain (loss)
       on investments                                  0.73            (0.07)          0.76          (1.49)         (3.93)
                                                 ----------       ----------     ----------     ----------     ----------
         Total from Investment Operations              0.70            (0.18)          0.68          (1.70)         (4.11)
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period              $     5.39       $     4.69     $     4.87     $     4.19     $     5.89
                                                 ==========       ==========     ==========     ==========     ==========
                         Total Return (2)             20.02%**         (3.70)%        16.23%        (28.86)%       (41.10)%
                                                 ==========       ==========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                   $  616,255       $  513,857     $  442,489     $  328,254     $  230,547
     Ratio of expenses with reimbursement to
       average net assets (3)                          2.50%*           2.50%          2.50%          5.56%          7.25%
     Ratio of expenses without reimbursement to
       average net assets                              5.63%*           5.52%          7.36%          7.78%          7.25%
     Ratio of net investment loss to average
       net assets                                     (1.06)%*         (2.09)%        (1.91)%        (5.08)%        (6.12)%
     Portfolio turnover rate                          103.72%         159.89%        179.56%        177.62%         70.58%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.85% for class A and 2.50% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2005 (Unaudited)

SM&R ALGER SMALL-CAP FUND

COMMON STOCK

                                                       SHARES          VALUE
AEROSPACE--0.92%
BE Aerospace, Inc.*                                        1,400   $      16,842

AEROSPACE & DEFENSE--2.20%
Esterline Technologies Corp.*                                650          21,372
SI International Inc.*                                       750          19,072
                                                                   -------------
                                                                          40,444
AIRLINES--0.70%
AirTran Holdings, Inc.*                                    1,600          12,768

BIOTECHNOLOGY--4.68%
Encysive Pharmaceuticals Inc.*                             1,450          15,979
Incyte Corp.*                                              1,200          10,476
Rigel Pharmaceuticals, Inc.*                                 550          10,252
Serologicals Corp.*                                          650          15,711
Theravance, Inc.*                                            800          14,408
Vicuron Pharmaceuticals Inc.*                              1,100          19,085
                                                                   -------------
                                                                          85,911
CAPITAL MARKETS--1.23%
Affiliated Managers Group, Inc.*                             350          22,666

CHEMICALS--1.28%
Lubrizol Corp.                                               550          23,446

COMMERCIAL BANKS--2.42%
Boston Private Financial Holdings, Inc.                      850          22,950
East West Bancorp, Inc.                                      600          21,576
                                                                   -------------
                                                                          44,526
COMMERCIAL SERVICES & SUPPLIES--2.82%
CoStar Group Inc.*                                           400          14,732
FTI Consulting, Inc.*                                        950          18,050
Gevity HR, Inc.                                            1,050          19,068
                                                                   -------------
                                                                          51,850
COMMUNICATIONS--0.74%
Cox Radio, Inc. (Class A)*                                   850          13,651

COMMUNICATIONS EQUIPMENT--2.58%
Arris Group Inc.*                                          2,350          14,923
NETGEAR, Inc.*                                             1,250          17,125
Powerwave Technologies, Inc.*                              2,250          15,412
                                                                   -------------
                                                                          47,460
COMPUTER RELATED & BUSINESS SERVICES--0.72%
Silicon Image, Inc.*                                       1,150          13,248

COMPUTER SERVICES--0.94%
Open Solutions Inc.*                                         850          17,340

COMPUTER SOFTWARE--2.25%
Hyperion Solutions Corp.*                                    400          20,192
MicroStrategy Inc. (Class A)*                                300          21,216
                                                                   -------------
                                                                          41,408
COMPUTERS & PERIPHERALS--2.22%
Avid Technology, Inc.*                                       350   $      23,415
Maxtor Corp.*                                              3,150          17,451
                                                                   -------------
                                                                          40,866
DIVERSIFIED FINANCIALS--1.29%
National Financial Partners Corp.                            600          23,700

ELECTRICAL EQUIPMENT--1.06%
Roper Industries, Inc.                                       300          19,380

ENERGY & ENERGY SERVICES--2.50%
Arch Coal, Inc.                                              550          24,525
Grey Wolf, Inc.*                                           3,300          21,417
                                                                   -------------
                                                                          45,942
ENERGY EQUIPMENT & SERVICES--3.71%
Core Laboratories N.V.*                                      650          17,478
Lone Star Technologies, Inc.*                                550          24,920
Todco (Class A)*                                           1,021          25,719
                                                                   -------------
                                                                          68,117
FINANCIAL SERVICES--2.64%
Advance America Cash Advance
  Centers Inc.                                               600          12,198
Calamos Asset Management,
  Inc. (Class A)                                             650          18,434
GFI Group Inc.*                                              700          17,871
                                                                   -------------
                                                                          48,503
FOOD PRODUCTS--0.76%
Ralcorp Holdings, Inc.*                                      300          13,965

FOOD & STAPLES RETAILING--0.52%
Performance Food Group Co.*                                  350           9,499

FREIGHT--1.24%
Landstar System, Inc.*                                       650          22,802

HEALTH CARE EQUIPMENT & SUPPLIES--4.04%
ABIOMED, Inc.*                                               150           1,605
Given Imaging Ltd.*                                          250           7,870
Immucor, Inc.*                                               812          24,120
INAMED Corp.*                                                250          17,045
Intuitive Surgical, Inc.*                                    500          23,575
                                                                   -------------
                                                                          74,215
HEALTH CARE PROVIDERS & SERVICES--7.90%
Psychiatric Solutions, Inc.*                                 650          25,883
Sierra Health Services, Inc.*                                450          27,702
Sunrise Senior Living, Inc.*                                 550          26,070
Symbion, Inc.*                                             1,050          22,512
VCA Antech, Inc.*                                          1,050          21,084
WellCare Health Plans Inc.*                                  700          21,973
                                                                   -------------
                                                                         145,224

COMMON STOCK

                                                       SHARES          VALUE

HOTELS, RESTAURANT & LEISURE--2.12%
Applebee's International, Inc.                               810   $      23,093
Red Robin Gourmet Burgers Inc.*                              350          15,866
                                                                   -------------
                                                                          38,959
HOUSEHOLD DURABLES--0.47%
Jarden Corp.*                                                200           8,702

INFORMATION TECHNOLOGY SERVICES--2.05%
Global Payments Inc.                                         350          19,432
Kanbay International Inc.*                                   800          18,248
                                                                   -------------
                                                                          37,680
INSURANCE, AGENTS, BROKERS, & SERVICES--1.27%
Platinum Underwriters Holdings, Ltd.                         750          23,250

INTERNET & CATALOG RETAIL--1.02%
J. Jill Group Inc.*                                        1,300          18,785

INTERNET SOFTWARE & SERVICES--4.33%
aQuantive, Inc.*                                           2,400          25,368
Arbinet Holdings, Inc.*                                      600          14,640
Netease.com Inc.*                                            300          12,687
Openwave Systems Inc.*                                       916          11,688
ValueClick, Inc.*                                          1,200          15,180
                                                                   -------------
                                                                          79,563
LEISURE EQUIPMENT & SERVICES--1.16%
LIFE TIME FITNESS, Inc.*                                     850          21,326

MACHINERY--3.08%
Actuant Corp. (Class A)*                                     450          24,323
Joy Global Inc.                                              650          23,887
Watts Water Technologies, Inc. (Class A)                     250           8,313
                                                                   -------------
                                                                          56,523
MEDIA--4.30%
Harris Interactive Inc.*                                   3,100          15,500
Media General, Inc. (Class A)                                375          23,996
Spanish Broadcasting System,
  Inc. (Class A)*                                          2,100          21,105
World Wresting Entertainment, Inc.                         1,450          18,357
                                                                   -------------
                                                                          78,958
METALS & MINING--2.16%
Alpha Natural Resources, Inc.*                               600          15,600
Cleveland-Cliffs Inc.                                        300          24,105
                                                                   -------------
                                                                          39,705
OIL & GAS--2.30%
Range Resources Corp.                                      1,000          25,240
Whiting Petroleum Corp.*                                     400          16,920
                                                                   -------------
                                                                          42,160
PHARMACEUTICALS--1.25%
Impax Laboratories, Inc.*                                  1,350          23,031

PUBLISHING--0.64%
Pharmion Corp.*                                              350          11,830

RETAILING--1.15%
Guitar Center, Inc.*                                         350   $      21,203

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--0.69%
FormFactor Inc.*                                             550          12,634

SEMICONDUCTORS--1.85%
Brooks Automation, Inc.*                                     800          14,488
Semtech Corp.*                                             1,000          19,560
                                                                   -------------
                                                                          34,048

SEMICONDUCTORS CAPITAL EQUIPMENT--2.19%
Sigmatel Inc.*                                               500          20,845
SiRF Technology Holdings, Inc.*                            1,720          19,333
                                                                   -------------
                                                                          40,178
SOFTWARE--2.82%
Cerner Corp.*                                                450          23,445
Fair Issac Corp.                                             435          14,703
Quest Software, Inc.*                                      1,000          13,570
                                                                   -------------
                                                                          51,718
SPECIALTY RETAIL--2.72%
Ann Taylor Stores Corp.*                                     400           8,864
Pacific Sunwear of California, Inc.*                         700          18,032
PETCO Animal Supplies, Inc.*                                 650          23,036
                                                                   -------------
                                                                          49,932
THRIFTS & MORTGAGE FINANCE--1.26%
Bank Mutual Corp.                                          1,917          23,177

TRADING COMPANIES & DISTRIBUTORS--0.48%
MSC Industrial Direct Co., Inc. (Class A)                    275           8,896

WIRELESS TELECOMMUNICATION SERVICES--1.79%
Inphonic, Inc.*                                              500          11,530
UbiquiTel Inc.*                                            2,850          21,318
                                                                   -------------
                                                                          32,848
                                                                   -------------
                                      TOTAL COMMON STOCK--92.46%
                                               (Cost $1,480,713)       1,698,879
                                                                   -------------

MONEY MARKET FUNDS

                                                       SHARES          VALUE
SM&R Money Market Fund,
  1.98% (a)                                              139,245   $     139,245
                                                                   -------------
                                 TOTAL MONEY MARKET FUNDS--7.58%
                                                 (Cost $139,245)         139,245
                                                                   -------------
                                      TOTAL INVESTMENTS--100.04%
                                               (Cost $1,619,958)       1,838,124
                                           LIABILITIES IN EXCESS
                                        OF OTHER ASSETS--(0.04)%            (802)
                                                                   -------------
                                             NET ASSETS--100.00%   $   1,837,322
                                                                   =============

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary          11.91%
Energy                           8.49%
Financials                      10.11%
Healthcare                      18.50%
Materials                        3.43%
Industrials                     12.48%
Information Technology          24.39%
Consumer Staples                 1.28%
Telecommunication Services       1.79%
Affiliated Money Market Fund     7.62%

ABBREVIATIONS
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2005 (Unaudited)

SM&R ALGER SMALL-CAP FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $1,480,713)                                     $       1,698,879
Investments in affiliated money market funds (Cost $139,245)                                                     139,245
                                                                                                       -----------------
   Total investments (Cost $1,619,958)                                                                         1,838,124
Prepaid expenses                                                                                                   1,583
Receivable for:
   Investment securities sold                                                                                     20,526
   Capital stock sold                                                                                              8,952
   Dividends                                                                                                         513
   Expense reimbursement                                                                                           3,551
                                                                                                       -----------------
                                                                                        TOTAL ASSETS           1,873,249
                                                                                                       -----------------
LIABILITIES
Investment securities purchased                                                                                   20,102
Accrued:
   Investment advisory fee                                                                                         1,386
   Service fee                                                                                                       346
   Distribution fee                                                                                                2,427
Other liabilities                                                                                                 11,666
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              35,927
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $       1,837,322
                                                                                                       =================

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $       1,555,302
Accumulated net realized gain on investments                                                                      63,854
Net unrealized appreciation on investments                                                                       218,166
                                                                                                       -----------------
Net Assets                                                                                             $       1,837,322
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $       1,251,909
Class B                                                                                                $         585,413
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $       1,837,322
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   187,383

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                    88,494

Class A:
   Net asset value and redemption price per share                                                      $            6.68
   Offering price per share: (Net Assets value of $6.68 / 95%)                                         $            7.03

Class B:
   Net asset value and offering price per share                                                        $            6.62

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                                                              $           1,785
Interest from affiliated money market funds                                                                          716
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME               2,501
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                           8,270
Service fees                                                                                                       2,067
Professional fees                                                                                                  2,348
Custody and transaction fees                                                                                      11,083
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         5,484
   Class B                                                                                                         4,366
Shareholder reporting expenses
   Class A                                                                                                           132
   Class B                                                                                                            81
Distribution fees
   Class A                                                                                                         1,982
   Class B                                                                                                         2,608
Insurance expenses                                                                                                   127
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES              41,064
                                                                            LESS EXPENSES REIMBURSED             (23,637)
                                                                                                       -----------------
                                                                                        NET EXPENSES              17,427
                                                                                                       -----------------
INVESTMENT LOSS--NET                                                                                             (14,926)
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                              105,511
   Change in unrealized appreciation of investments for the period                                               187,416
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                          292,927
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         278,001
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R ALGER SMALL-CAP FUND

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                    FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $         (14,926)   $         (26,759)
   Net realized gain on investments                                                         105,511              280,322
   Change in unrealized appreciation (depreciation)                                         187,416             (215,929)
                                                                                  -----------------    -----------------
   Net increase in net assets resulting from operations                                     278,001               37,634
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Capital Gains
     Class A                                                                                (26,456)                  --
     Class B                                                                                (12,091)                  --
                                                                                  -----------------    -----------------
     Total distributions to shareholders                                                    (38,547)                  --
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                108,912              161,175
     Class B                                                                                 57,177               71,015
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                   166,089              232,190
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                              405,543              269,824
NET ASSETS
   Beginning of period                                                                    1,431,779            1,161,955
                                                                                  -----------------    -----------------
   End of period                                                                  $       1,837,322    $       1,431,779
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER SMALL-CAP FUND

                                                                               CLASS A SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)        2001
                                                ------------      ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period       $      5.73       $     5.46     $     4.33     $     5.54     $    10.00
     Investment loss--net                             (0.05)           (0.10)         (0.07)         (0.32)         (0.55)
     Net realized and unrealized gain (loss)
       on investments                                  1.15             0.37           1.20          (0.89)         (3.91)
                                                -----------       ----------     ----------     ----------     ----------
            Total from Investment Operations           1.10             0.27           1.13          (1.21)         (4.46)
     Less distributions from Capital gains            (0.15)              --             --             --             --
                                                -----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period             $      6.68       $     5.73     $     5.46     $     4.33     $     5.54
                                                ===========       ==========     ==========     ==========     ==========
                            Total Return (2)          29.35%**          4.94%         26.10%        (21.84)%       (44.60)%
                                                ===========       ==========     ==========     ==========     ==========

     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                  $ 1,251,909       $  978,028     $  789,625     $  436,796     $  295,132
     Ratio of expenses with reimbursement to
       average net assets (3)                          1.90%*           1.90%          1.90%          6.60%         11.53%
     Ratio of expenses without reimbursement to
       average net assets                              4.54%*           4.65%          6.89%          9.68%         11.53%
     Ratio of net investment loss to average
       net assets                                     (1.60)%*         (1.70)%        (1.64)%        (6.33)%       (10.61)%
     Portfolio turnover rate                          77.42%          143.21%        131.48%        176.50%        138.73%

                                                                               CLASS B SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)        2002(4)         2001
                                                -----------       ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period        $     5.69       $     5.47     $     4.32     $     5.65     $    10.00
     Investment loss--net                             (0.07)           (0.14)         (0.10)         (0.41)         (0.37)
     Net realized and unrealized gain (loss)
      on investments                                   1.15             0.36           1.25          (0.92)         (3.98)
                                                 ----------       ----------     ----------     ----------     ----------
            Total from Investment Operations           1.08             0.22           1.15          (1.33)         (4.35)
     Less distributions from Capital gains            (0.15)
                                                 ----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period              $     6.62       $     5.69     $     5.47     $     4.32     $     5.65
                                                 ==========       ==========     ==========     ==========     ==========
                            Total Return (2)          28.80%**          4.02%         26.62%        (23.54)%       (43.50)%
                                                 ==========       ==========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                   $  585,413       $  451,751     $  372,330     $  206,871     $  171,656
     Ratio of expenses with reimbursement to
       average net assets (3)                          2.55%*           2.55%          2.55%          8.05%         11.97%
     Ratio of expenses without reimbursement to
       average net assets                              5.90%*           6.11%          9.05%         11.65%         11.97%
     Ratio of net investment loss to average
       net assets                                     (2.25)%*         (2.35)%        (2.29)%        (7.77)%       (11.25)%
     Portfolio turnover rate                          77.42%          143.21%        131.48%        176.50%        138.73%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.90% for class A and 2.55% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R ALGER GROWTH FUND

COMMON STOCK

                                                       SHARES          VALUE
AIR FREIGHT & LOGISTICS--1.22%
FedEx Corp.                                                  350   $      34,223

BEVERAGES--0.96%
PepsiCo, Inc.                                                500          26,930

BIOTECHNOLOGY--2.24%
Genzyme Corp.*                                               350          19,631
Gilead Sciences, Inc.*                                       450          15,547
OSI Pharmaceuticals, Inc.*                                   500          27,315
                                                                   -------------
                                                                          62,493

BUILDING & CONSTRUCTION--1.54%
Pulte Homes, Inc.                                            550          42,911

CAPITAL MARKETS--0.66%
T. Rowe Price Group Inc.                                     300          18,417

CHEMICALS--2.67%
Dow Chemical Co.                                           1,350          74,452

COMMUNICATIONS--3.11%
Avay Inc.*                                                 2,550          35,700
Research in Motion Ltd.*                                     400          26,444
Sprint Corp.                                               1,050          24,864
                                                                   -------------
                                                                          87,008

COMMUNICATIONS EQUIPMENT--0.95%
Nokia Oyj ADR                                              1,650          26,631

COMPUTER RELATED & BUSINESS SERVICES--2.25%
Apple Computer, Inc.*                                      1,400          62,804

CONSUMER PRODUCTS--3.34%
Eastman Kodak Co.                                            600          20,394
Gillette Co.                                               1,450          72,863
                                                                   -------------
                                                                          93,257

DIVERSIFIED FINANCIALS--3.36%
Citigroup, Inc.                                              300          14,316
Lehman Brothers Holdings Inc.                                550          50,149
Merrill Lynch & Co., Inc.                                    500          29,290
                                                                   -------------
                                                                          93,755

ELECTRIC UTILITIES--0.99%
Entergy Corp.                                                400          27,648

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.89%
Symbol Technologies, Inc.                                  1,400          24,822

ENERGY & ENERGY SERVICES--1.76%
Schlumberger Ltd.                                            650          49,042

ENERGY EQUIPMENT & SERVICES--4.19%
National-Oilwell, Inc.*                                    1,300   $      58,942
Transocean Inc.*                                           1,200          58,176
                                                                   -------------
                                                                         117,118

FINANCIAL SERVICES--0.73%
MBNA Corp.                                                   800          20,296

FOOD & STAPLES RETAILING--1.94%
Wal-Mart Stores, Inc.                                      1,050          54,191

FOODS & BEVERAGES--1.00%
Coca-Cola Co. (The)                                          650          27,820

HEALTH CARE--0.54%
Humana Inc.*                                                 450          14,971

HEALTH CARE ADMINISTRATIVE SERVICES--0.73%
McKesson Corp.                                               550          20,537

HEALTH CARE EQUIPMENT & SUPPLIES--0.75%
Medtronic, Inc.                                              400          20,848

HEALTH CARE PROVIDERS & SERVICES--4.19%
Caremark Rx, Inc.*                                           650          24,882
HCA, Inc.                                                    450          21,245
PacifiCare Health Systems, Inc,*                             250          15,870
WellPoint Inc.*                                              450          54,927
                                                                   -------------
                                                                         116,924

HOTELS, RESTAURANTS & LEISURE--4.17%
Carnival Corp.                                               250          13,595
Harrah's Entertainment, Inc.                                 650          42,633
MGM Mirage*                                                  350          25,960
Starwood Hotels & Resorts
  Worldwide, Inc.                                            600          34,344
                                                                   -------------
                                                                         116,532

INDUSTRIAL CONGLOMERATES--4.97%
3M Co.                                                       600          50,364
General Electric Co.                                         850          29,920
Tyco International Ltd.                                    1,750          58,590
                                                                   -------------
                                                                         138,874

INSURANCE--3.78%
ACE Ltd.                                                     550          24,453
American International Group, Inc.                           400          26,720
CIGNA Corp.                                                  450          40,860
St. Paul Travelers Companies, Inc. (The)                     350          13,412
                                                                   -------------
                                                                         105,445

                                                       SHARES          VALUE
INTERNET & CATALOG RETAIL--2.56%
eBay Inc.*                                                   680   $      29,131
Netflix Inc.*                                              3,950          42,265
                                                                   -------------
                                                                          71,396

INTERNET SOFTWARE & SERVICES--3.26%
Automatic Data Processing, Inc.                              600          25,776
Google Inc. (Class A)*                                       150          28,199
Yahoo! Inc.*                                               1,150          37,110
                                                                   -------------
                                                                          91,085

MACHINERY--1.53%
Caterpillar Inc.                                             450          42,773

MEDIA--6.28%
News Corp. (Class A)                                       2,350          39,104
Viacom Inc. (Class B)                                      1,050          36,645
Walt Disney Co. (The)                                      1,500          41,910
XM Satellite Radio
  Holdings Inc. (Class A)*                                 1,750          57,680
                                                                   -------------
                                                                         175,339

METALS & MINING--1.74%
Peabody Energy Corp.                                         500          48,550

MULTI-LINE RETAIL--2.80%
Kohl's Corp.*                                              1,050          50,264
Target Corp.                                                 550          27,951
                                                                   -------------
                                                                          78,215

OIL & GAS--5.59%
BP PLC ADR                                                   800          51,936
EOG Resources, Inc.                                          200          18,224
Exxon Mobil Corp.                                            750          47,482
Sasol Ltd.                                                   700          17,773
Williams Companies, Inc.                                   1,100          20,713
                                                                   -------------
                                                                         156,128

PHARMACEUTICALS--6.45%
Abbott Laboratories                                          300          13,797
Johnson & Johnson                                            750          49,200
Pfizer, Inc.                                               1,100          28,919
Sanofi-Aventis ADR                                         1,400          55,874
Sepracor Inc.*                                               500          32,235
                                                                   -------------
                                                                         180,025

RESTAURANTS & LODGING--1.43%
Hilton Hotels Corp.                                        1,900          40,014

RETAILING--1.34%
CVS Corp.                                                    750          37,373

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--0.64%
Freescale Semiconductor Inc. (Class A)*                      950   $      17,955

SEMICONDUCTORS--3.08%
Analog Devices, Inc.                                         550          20,196
Intel Corp.                                                1,850          44,363
Linear Technology Corp.                                      550          21,483
                                                                   -------------
                                                                          86,042

SOFTWARE--4.88%
Intuit Inc.*                                                 750          32,100
Microsoft Corp.                                            3,060          77,051
Oracle Corp.*                                              2,100          27,111
                                                                   -------------
                                                                         136,262

SPECIALTY RETAIL--2.54%
Bed Bath & Beyond Inc.*                                      400          15,008
Lowes Companies, Inc.                                        950          55,841
                                                                   -------------
                                                                          70,849
                    TOTAL COMMON STOCK--97.05%
                             (Cost $2,527,152)                         2,709,955
                                                                   -------------
MONEY MARKET FUNDS

SM&R Money Market Fund,
  1.98% (a)                                               82,745          82,745
                                                                   -------------
               TOTAL MONEY MARKET FUNDS--2.96%
                                (Cost $82,745)                            82,745
                                                                   -------------
                    TOTAL INVESTMENTS--100.01%
                             (Cost $2,609,897)                         2,792,700
                      LIABILITIES IN EXCESS OF
                         OTHER ASSETS--(0.01)%                              (334)
                                                                   -------------
                           NET ASSETS--100.00%                     $   2,792,366
                                                                   =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary                                     12.21%
Energy                                                     11.48%
Financials                                                  8.48%
Health Care                                                14.81%
Industrials                                                16.34%
Consumer Staples                                            7.20%
Utilities                                                   0.98%
Materials                                                   4.38%
Information Technology                                     20.63%
Affiliated Money Market Fund                                3.49%

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R ALGER GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $2,527,152)                                     $       2,709,955
Investments in affiliated money market funds (Cost $82,745)                                                       82,745
                                                                                                       -----------------
   Total investments (Cost $2,609,897)                                                                         2,792,700
Prepaid expenses                                                                                                   2,024
Receivable for:
   Investment securities sold                                                                                     61,688
   Capital stock sold                                                                                              1,762
   Dividends                                                                                                       2,463
   Expense reimbursement                                                                                           4,306
                                                                                                       -----------------
                                                                                        TOTAL ASSETS           2,864,943
                                                                                                       -----------------
LIABILITIES
Investment securities purchased                                                                                   49,000
Capital stock reacquired                                                                                           4,549
Accrued:
   Investment advisory fee                                                                                         1,805
   Service fee                                                                                                       531
   Distribution fee                                                                                                4,179
Other liabilities                                                                                                 12,513
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              72,577
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $       2,792,366
                                                                                                       =================

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $       2,913,335
Undistributed net investment income                                                                                  210
Accumulated net realized loss on investments                                                                    (303,982)
Net unrealized appreciation on investments                                                                       182,803
                                                                                                       -----------------
Net Assets                                                                                             $       2,792,366
                                                                                                       =================
NET ASSETS:
Class A                                                                                                $       1,656,279
Class B                                                                                                $       1,136,087
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $       2,792,366
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   282,056

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   199,816

Class A:
   Net asset value and redemption price per share                                                      $            5.87
   Offering price per share: (Net Assets value of $5.87 / 95%)                                         $            6.18

Class B:
   Net asset value and offering price per share                                                        $            5.69

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $7)                                                          $          22,337
Interest from affiliated money market funds                                                                          584
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME              22,921
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                          11,323
Service fees                                                                                                       3,330
Professional fees                                                                                                  2,348
Custody and transaction fees                                                                                      10,699
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         5,228
   Class B                                                                                                         4,689
Shareholder reporting expenses
   Class A                                                                                                           657
   Class B                                                                                                           407
Distribution fees:
   Class A                                                                                                         2,795
   Class B                                                                                                         5,336
Insurance expenses                                                                                                   262
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES              49,590
                                                                            LESS EXPENSES REIMBURSED             (23,457)
                                                                                                       -----------------
                                                                                        NET EXPENSES              26,133
                                                                                                       -----------------
INVESTMENT LOSS--NET                                                                                              (3,212)
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                               99,156
   Change in unrealized appreciation of investments for the period                                               201,974
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                          301,130
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         297,918
                                                                                                       =================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     (UNAUDITED)             YEAR
                                                                                  SIX MONTHS ENDED           ENDED
                                                                                    FEBRUARY 28,           AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                2004
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                           $          (3,212)   $         (31,598)
   Net realized gain on investments                                                          99,156              273,071
   Change in unrealized appreciation (depreciation)                                         201,974             (266,532)
                                                                                  -----------------    -----------------
   Net increase (decrease) in net assets resulting from operations                          297,918              (25,059)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                 63,939              392,749
     Class B                                                                                 25,879              129,705
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                    89,818              522,454
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                              387,736              497,395
NET ASSETS
   Beginning of period                                                                    2,404,630            1,907,235
                                                                                  -----------------    -----------------
   End of period                                                                  $       2,792,366    $       2,404,630
                                                                                  =================    =================
Undistributed Net Investment Income                                               $             210    $              --
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER GROWTH FUND

                                                                               CLASS A SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                                ------------     --------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)        2001
                                                ------------     -----------    -----------     ----------     ----------
     Net Asset Value, Beginning of Period       $      5.24      $      5.20    $      4.58     $     6.38     $    10.00
     Investment loss--net                              0.00            (0.06)         (0.04)         (0.12)         (0.21)
     Net realized and unrealized gain (loss)
       on investments                                  0.63             0.10           0.66          (1.68)         (3.41)
                                                -----------      -----------    -----------     ----------     ----------
              Total from Investment Operations         0.63             0.04           0.62          (1.80)         (3.62)
                                                -----------      -----------    -----------     ----------     ----------
     Net Asset Value, End of Period             $      5.87      $      5.24    $      5.20     $     4.58     $     6.38
                                                ===========      ===========    ===========     ==========     ==========
                              Total Return (2)        18.60%**          0.77%         13.54%        (28.21)%       (36.20)%
                                                ===========      ===========    ===========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                  $ 1,656,279      $ 1,448,385    $ 1,071,035     $  698,670     $  608,836
     Ratio of expenses with reimbursement to
       average net assets (3)                          1.70%*           1.70%          1.70%          3.54%          5.52%
     Ratio of expenses without reimbursement
       to average net assets                           3.38%*           3.32%          4.76%          4.65%          5.52%
     Ratio of net investment income (loss) to
       average net assets                              0.03%*          (1.06)%        (0.86)%        (2.64)%        (4.49)%
     Portfolio turnover rate                         131.79%          162.19%        222.55%        180.20%         65.24%


                                                                               CLASS B SHARES
                                                -------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                ------------      -------------------------------------------------------
                                                  2005 (1)         2004 (1)       2003 (1)       2002 (4)        2001
                                                -----------       ----------     ----------     ----------     ----------
     Net Asset Value, Beginning of Period       $      5.09       $     5.08     $     4.51     $     6.31     $    10.00
     Investment loss--net                             (0.02)           (0.09)         (0.07)         (0.15)         (0.13)
     Net realized and unrealized gain (loss)
       on investments                                  0.62             0.10           0.64          (1.65)         (3.56)
                                                -----------       ----------     ----------     ----------     ----------
           Total from Investment Operations            0.60             0.01           0.57          (1.80)         (3.69)
                                                -----------       ----------     ----------     ----------     ----------
     Net Asset Value, End of Period             $      5.69       $     5.09     $     5.08     $     4.51     $     6.31
                                                ===========       ==========     ==========     ==========     ==========
                        Total Return (2)              17.91%**          0.20%         12.64%        (28.53)%       (36.90)%
                                                ===========       ==========     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                  $ 1,136,087       $  956,245     $  836,200     $  653,702     $  456,784
     Ratio of expenses with reimbursement to
       average net assets (3)                          2.35%*           2.35%          2.35%          4.13%          5.84%
     Ratio of expenses without reimbursement
       to average net assets                           4.25%*           4.20%          5.53%          5.30%          5.84%
     Ratio of net investment loss to average
       net assets                                     (0.64)%*         (1.71)%        (1.51)%        (3.24)%        (4.91)%
     Portfolio turnover rate                         131.79%          162.19%        222.55%        180.20%         65.24%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.70% for class A and 2.35% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R GROWTH FUND

COMMON STOCK

                                                       SHARES          VALUE
AEROSPACE & DEFENSE--2.90%
Boeing Co.                                                28,000   $   1,539,160
Honeywell International Inc.                              47,700       1,811,169
                                                                   -------------
                                                                       3,350,329
AUTOMOBILES--0.93%
Ford Motor Co.                                            43,354         548,428
General Motors Corp.                                      14,700         524,349
                                                                   -------------
                                                                       1,072,777
BANKS--8.21%
Bank of America Corp.                                     60,000       2,799,000
PNC Financial Services Group, Inc.                        30,000       1,579,200
U.S. Bancorp                                              91,285       2,715,729
Wells Fargo & Co.                                         40,000       2,375,200
                                                                   -------------
                                                                       9,469,129
BEVERAGES--2.99%
Anheuser-Busch Companies, Inc.                            19,000         901,550
Coca-Cola Co. (The)                                       34,300       1,468,040
PepsiCo, Inc.                                             20,000       1,077,200
                                                                   -------------
                                                                       3,446,790
BIOTECHNOLOGY--1.53%
Amgen Inc.*                                               17,900       1,102,819
Genentech, Inc.*                                          14,000         660,800
                                                                   -------------
                                                                       1,763,619
BUILDING PRODUCTS--0.93%
American Standard Companies Inc.                          23,400       1,071,720

CHEMICALS--1.63%
Dow Chemical Co.                                          15,500         854,825
E.I. du Pont de Nemours and Co.                           11,200         596,960
PPG Industries, Inc.                                       6,000         431,700
                                                                   -------------
                                                                       1,883,485
COMMUNICATIONS EQUIPMENT--2.11%
Cisco Systems, Inc.*                                      84,500       1,471,990
Motorola, Inc.                                            61,700         966,222
                                                                   -------------
                                                                       2,438,212
COMPUTERS & PERIPHERALS--4.26%
Computer Associates International, Inc.                    7,000         189,630
Dell Inc.*                                                31,700       1,270,853
EMC Corp.*                                                61,500         778,590
Hewlett-Packard Co.                                       37,000         769,600
International Business Machines Corp.                     18,400       1,703,472
Sun Microsystems, Inc.*                                   48,100         202,982
                                                                   -------------
                                                                       4,915,127
CONTAINERS & PACKAGING--0.57%
Sealed Air Corp.*                                         12,500         653,375

DIVERSIFIED FINANCIALS--7.32%
Citigroup Inc.                                            74,100       3,536,052
JPMorgan Chase & Co.                                      55,500       2,028,525
Morgan Stanley                                            51,000       2,879,970
                                                                   -------------
                                                                       8,444,547
DIVERSIFIED TELECOMMUNICATION SERVICES--3.20%
ALLTEL Corp.                                              14,400   $     823,680
BellSouth Corp.                                           32,500         838,500
Sprint Corp.                                              32,000         757,760
Verizon Communications Inc.                               16,400         589,908
Vodafone Group PLC ADR                                    26,000         683,540
                                                                   -------------
                                                                       3,693,388
ELECTRIC UTILITIES--2.04%
Dominion Resources, Inc.                                   3,800         273,714
Exelon Corp.                                              18,200         825,552
Southern Co. (The)                                        19,200         616,704
Wisconsin Energy Corp.                                    18,400         638,848
                                                                   -------------
                                                                       2,354,818
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.24%
Agilent Technologies, Inc.*                                4,800         115,200
Jabil Circuit, Inc.*                                       4,000         102,840
Molex Inc.                                                 2,300          57,799
                                                                   -------------
                                                                         275,839
ENERGY EQUIPMENT & SERVICES--0.86%
Schlumberger Ltd.                                         13,100         988,395

FOOD PRODUCTS--2.16%
ConAgra Foods, Inc.                                       43,800       1,196,616
McCormick & Co., Inc.                                     19,700         748,403
Sensient Technologies Corp.                               25,000         546,000
                                                                   -------------
                                                                       2,491,019
FOOD & DRUG RETAILING--3.45%
SUPERVALU Inc.                                            27,800         883,206
Wal-Mart Stores, Inc.                                     60,000       3,096,600
                                                                   -------------
                                                                       3,979,806
GAS UTILITIES--0.98%
El Paso Corp.                                             30,400         374,832
Kinder Morgan, Inc.                                        4,800         384,816
Sempra Energy                                              9,200         368,000
                                                                   -------------
                                                                       1,127,648
GOVERNMENT AGENCY--1.09%
Federal Home Loan Mortgage Corp.                          20,200       1,252,400

HEALTH CARE EQUIPMENT & SUPPLIES--2.62%
Beckman Coulter, Inc.                                     22,500       1,585,125
Medtronic, Inc.                                           21,400       1,115,368
Zimmer Holdings, Inc.*                                     3,740         321,266
                                                                   -------------
                                                                       3,021,759
HEALTH CARE PROVIDERS & SERVICES--0.82%
McKesson Corp.                                            25,300         944,702

HOTELS, RESTAURANTS & LEISURE--1.33%
Fairmont Hotels & Resorts Inc.                             8,950         287,653
Starwood Hotels & Resorts
  Worldwide, Inc.                                         21,700       1,242,108
                                                                   -------------
                                                                       1,529,761

                                                       SHARES          VALUE
HOUSEHOLD DURABLES--0.78%
Stanley Works (The)                                       19,600   $     906,500

HOUSEHOLD PRODUCTS--3.06%
Kimberly-Clark Corp.                                      14,800         976,504
Newell Rubbermaid Inc.                                    19,100         425,739
Procter & Gamble Co.                                      40,000       2,123,600
                                                                   -------------
                                                                       3,525,843
INDUSTRIAL CONGLOMERATES--5.91%
3M Co.                                                    10,400         872,976
Danaher Corp.                                             24,400       1,321,748
General Electric Co.                                     110,200       3,879,040
Illinois Tool Works Inc.                                   8,300         744,925
                                                                   -------------
                                                                       6,818,689
INSURANCE--5.25%
American International Group, Inc.                        29,260       1,954,568
Brown & Brown, Inc.                                       24,400       1,132,160
Prudential Financial, Inc.                                49,200       2,804,400
St. Paul Travelers Companies, Inc. (The)                   4,237         162,362
                                                                   -------------
                                                                       6,053,490
IT CONSULTING & SERVICES--0.36%
Electronic Data Systems Corp.                             10,900         232,170
SunGard Data Systems Inc.*                                 7,100         185,381
                                                                   -------------
                                                                         417,551
MACHINERY--0.66%
Ingersoll-Rand Co. (Class A)                               9,100         766,675

MEDIA--3.94%
Comcast Corp. (Special Class A)*                          26,900         875,595
Omnicom Group Inc.                                         3,200         291,424
Time Warner Inc.*                                         48,600         837,378
Viacom Inc. (Class B)                                     19,200         670,080
Walt Disney Co. (The)                                     67,000       1,871,980
                                                                   -------------
                                                                       4,546,457
MULTI-LINE RETAIL--0.55%
Target Corp.                                              12,600         640,332

OFFICE ELECTRONICS--0.14%
Xerox Corp.*                                              10,100         157,560

OIL & GAS--7.11%
Anadarko Petroleum Corp.                                  10,600         814,716
BP PLC ADR                                                27,400       1,778,808
ChevronTexaco Corp.                                       28,600       1,775,488
Royal Dutch Petroleum Co., ADR                            32,500       2,050,425
Unocal Corp.                                              33,000       1,785,300
                                                                   -------------
                                                                       8,204,737

PAPER & FOREST PRODUCTS--0.22%
International Paper Co.                                    6,900   $     257,715

PHARMACEUTICALS--6.06%
Bristol-Myers Squibb Co.                                  17,400         435,522
Johnson & Johnson                                         38,500       2,525,600
Merck & Co., Inc.                                         26,700         846,390
Pfizer Inc.                                               88,040       2,314,571
Watson Pharmaceuticals, Inc.*                             14,000         444,360
Wyeth                                                     10,400         424,528
                                                                   -------------
                                                                       6,990,971
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.27%
Analog Devices, Inc.                                       3,900         143,208
Intel Corp.                                               91,800       2,201,364
KLA-Tencor Corp.                                           2,900         143,289
Linear Technology Corp.                                    3,800         148,428
Maxim Integrated Products, Inc.                            3,400         146,268
Micron Technology, Inc.*                                   6,300          72,450
Texas Instruments Inc.                                    31,100         823,217
Xilinx, Inc.                                               3,100          93,620
                                                                   -------------
                                                                       3,771,844
SOFTWARE--3.81%
Electronic Arts Inc.*                                      4,800         309,552
Intuit Inc.*                                               3,100         132,680
Microsoft Corp.                                          118,000       2,971,240
Oracle Corp.*                                             65,700         848,187
VERITAS Software Corp.*                                    5,650         136,843
                                                                   -------------
                                                                       4,398,502
SPECIALTY RETAIL--2.16%
Bed Bath & Beyond Inc.*                                   13,900         521,528
Home Depot, Inc. (The)                                    25,900       1,036,518
Limited Brands, Inc.                                      39,300         934,554
                                                                   -------------
                                                                       2,492,600
WIRELESS TELECOMMUNICATION SERVICES--0.23%
Nextel Communications, Inc. (Class A)*                     9,000         264,870
                                                                   -------------
                      TOTAL COMMON STOCK--95.68%
                              (Cost $76,411,381)                     110,382,981
                                                                   -------------
MONEY MARKET FUNDS

SM&R Money Market Fund,
  1.98% (a)                                                  564             564
                                                                   -------------
                 TOTAL MONEY MARKET FUNDS--0.00%
                                     (Cost $564)                             564
                                                                   -------------

COMMERCIAL PAPER

                                                      FACE
                                                     AMOUNT            VALUE
ELECTRIC UTILITIES--0.64%
DTE Energy Co.,
  2.6%, 03/04/05                                   $     733,000   $     732,841

FOOD PRODUCTS--1.18%
Campbell Soup Co.,
  2.53%, 03/07/05                                      1,363,000       1,362,425

METALS & MINING--0.51%
Alcoa Inc.,
  2.53%, 03/01/05                                        585,000         585,000

SPECIALTY RETAIL--1.84%
Autozone Inc.,
  2.58%, 03/02/05                                      2,125,000       2,124,848
                                                                   -------------
                   TOTAL COMMERCIAL PAPER--4.17%
                               (Cost $4,805,114)                       4,805,114
                                                                   -------------
                       TOTAL INVESTMENTS--99.85%
                              (Cost $81,217,059)                     115,188,659
                          CASH AND OTHER ASSETS,
                         LESS LIABILITIES--0.15%                         174,903
                                                                   -------------
                             NET ASSETS--100.00%                   $ 115,363,562
                                                                   =============

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Energy                                                      8.33%
Materials                                                   2.53%
Industrials                                                10.88%
Consumer Discretionary                                     10.14%
Consumer Staples                                           12.18%
Health Care                                                11.52%
Financials                                                 21.71%
Information Technology                                     14.84%
US Government                                               1.13%
Telecommunication Services                                  3.59%
Utilities                                                   3.15%

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $81,216,495)                                    $     115,188,095
Investments in affiliated money market funds (Cost $564)                                                             564
                                                                                                       -----------------
   Total investments (Cost $81,217,059)                                                                      115,188,659
Prepaid expenses                                                                                                  17,023
Receivable for:
   Capital stock sold                                                                                             37,543
   Dividends                                                                                                     276,009
   Expense reimbursement                                                                                           1,320
Other assets                                                                                                      93,341
                                                                                                       -----------------
                                                                                        TOTAL ASSETS         115,613,895
                                                                                                       -----------------
LIABILITIES
Capital stock reacquired                                                                                          87,749
Accrued:
   Investment advisory fee                                                                                        65,206
   Service fee                                                                                                    21,633
   Distribution fee                                                                                               10,579
Other liabilities                                                                                                 65,166
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES             250,333
                                                                                                       -----------------
                                                      NET ASSETS (applicable to shares outstanding)    $     115,363,562
                                                                                                       =================

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $     107,385,751
Undistributed net investment income                                                                              329,477
Accumulated net realized loss on investments                                                                 (26,323,266)
Net unrealized appreciation on investments                                                                    33,971,600
                                                                                                       -----------------
Net Assets                                                                                             $     115,363,562
                                                                                                       =================
NET ASSETS:
Class A                                                                                                $       6,228,912

Class B                                                                                                $       3,633,861

Class T                                                                                                $     105,500,789
                                                                                                       -----------------
   TOTAL NET ASSETS:                                                                                   $     115,363,562
                                                                                                       =================
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                 50,000,000
   Outstanding                                                                                                 1,529,997

Class B:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                   910,787

Class T:
   Authorized                                                                                                 95,000,000
   Outstanding                                                                                                25,373,274

Class A:
   Net asset value and redemption price per share                                                      $            4.07
   Offering price per share: (Net Assets value of $4.07 / 95%)                                         $            4.28

Class B:
   Net asset value and offering price per share                                                        $            3.99

Class T:
   Net asset value and redemption price per share                                                      $            4.16
   Offering price per share: (Net Assets value of $4.16 / 94.25%)                                      $            4.41

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $4,472)                                                      $       1,579,550
Interest                                                                                                          26,082
Interest from affiliated money market funds                                                                          163
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME           1,605,795
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                         421,700
Service fees                                                                                                     139,903
Professional fees                                                                                                  9,043
Custody and transaction fees                                                                                      11,118
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         3,402
   Class B                                                                                                         2,359
   Class T                                                                                                         6,820
Shareholder reporting expenses
   Class A                                                                                                         3,761
   Class B                                                                                                         2,062
   Class T                                                                                                        30,826
Insurance expenses                                                                                                17,783
Distribution fees
   Class A                                                                                                         7,695
   Class B                                                                                                        13,133
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES             672,121
                                                                            LESS EXPENSES REIMBURSED              (8,480)
                                                                                                       -----------------
                                                                                        NET EXPENSES             663,641
                                                                                                       -----------------
INVESTMENT INCOME--NET                                                                                           942,154
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                            2,580,840
   Change in unrealized appreciation of investments for the period                                             5,450,104
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                        8,030,944
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $       8,973,098
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GROWTH FUND

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                     FEBRUARY 28,         AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                         2005                2004
                                                                                  -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         942,154    $         754,091
   Net realized gain on investments                                                       2,580,840            2,900,180
   Change in unrealized appreciation                                                      5,450,104            8,055,054
                                                                                  -----------------    -----------------
   Net increase in net assets resulting from operations                                   8,973,098           11,709,325
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (37,830)             (30,045)
     Class B                                                                                (17,160)              (5,732)
     Class T                                                                               (705,168)            (720,998)
                                                                                  -----------------    -----------------
     Total distributions to shareholders                                                   (760,158)            (756,775)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                               (220,827)             462,971
     Class B                                                                                 28,511              385,591
     Class T                                                                             (6,794,756)          (5,785,078)
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                (6,987,072)          (4,936,516)
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                            1,225,868            6,016,034
NET ASSETS
   Beginning of period                                                                  114,137,694          108,121,660
                                                                                  -----------------    -----------------
   End of period                                                                  $     115,363,562    $     114,137,694
                                                                                  =================    =================
Undistributed Net Investment Income                                               $         329,477    $         147,481
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                   CLASS A SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                          ------------       --------------------------------------------
                                                              2005               2004            2003            2002
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, Beginning of Period                 $       3.79       $       3.45    $       3.15    $       4.18
     Investment income (loss)--net                                0.02               0.02            0.01           (0.01)
     Net realized and unrealized gain (loss) on
      investments                                                 0.28               0.34            0.30           (1.02)
                                                          ------------       ------------    ------------    ------------
                       Total from Investment Operations           0.30               0.36            0.31           (1.03)
     Less distributions from
        Investment income--net                                   (0.02)             (0.02)          (0.01)             --
        Capital gains                                               --                 --              --              --
                                                          ------------       ------------    ------------    ------------
                                    Total Distributions          (0.02)             (0.02)          (0.01)           0.00
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, End of Period                       $       4.07       $       3.79    $       3.45    $       3.15
                                                          ============       ============    ============    ============
                                       Total Return (1)          16.71%**           10.41%          10.00%         (24.61)%
                                                          ============       ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      6,229       $      6,017    $      5,039    $      5,287
     Ratio of expenses with reimbursement
      to average net assets (2)                                   1.36%*             1.36%           1.36%           1.47%
     Ratio of expenses without reimbursement
      to average net assets                                       1.53%*             1.54%           1.60%           1.55%
     Ratio of net investment income (loss) to
      average net assets                                          1.43%*             0.44%           0.42%          (0.03)%
     Portfolio turnover rate                                      1.87%              4.93%          22.97%          41.74%

                                                                           CLASS A SHARES
                                                          ------------------------------------------------
                                                             EIGHT                            PERIOD FROM
                                                             MONTHS             YEAR           JANUARY 1,
                                                             ENDED             ENDED               TO
                                                           AUGUST 31,       DECEMBER 31,      DECEMBER 31,
                                                          ------------      ------------      ------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $       5.55      $       6.73      $       5.69
     Investment income (loss)--net                                  --              0.01              0.01
     Net realized and unrealized gain (loss) on
      investments                                                (1.37)            (0.66)             1.30
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (1.37)            (0.65)             1.31
     Less distributions from
        Investment income--net                                      --             (0.01)               --
        Capital gains                                               --             (0.52)            (0.27)
                                                          ------------      ------------      ------------
                                    Total Distributions           0.00             (0.53)            (0.27)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $       4.18      $       5.55      $       6.73
                                                          ============      ============      ============
                                       Total Return (1)         (24.68)%**         (8.76)%           23.45%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      5,971      $      6,856      $      3,776
     Ratio of expenses with reimbursement
      to average net assets (2)                                   1.50%*            1.30%             1.51%
     Ratio of expenses without reimbursement
      to average net assets                                       1.50%*            1.30%             1.51%
     Ratio of net investment income (loss) to
      average net assets                                         (0.13)%*          (0.02)%           (0.19)%
     Portfolio turnover rate                                     18.28%            19.68%            16.13%

                                                                                   CLASS B SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                    YEAR ENDED AUGUST 31,
                                                          ------------       ----------------------------------------------
                                                              2005               2004            2003              2002
                                                          ------------       ------------    ------------      ------------
     Net Asset Value, Beginning of Period                 $       3.72       $       3.39    $       3.11      $       4.13
     Investment income (loss)--net                                0.02               0.01           (0.01)            (0.02)
     Net realized and unrealized gain (loss) on
      investments                                                 0.27               0.33            0.29             (1.00)
                                                          ------------       ------------    ------------      ------------
                       Total from Investment Operations           0.29               0.34            0.28             (1.02)
     Less distributions from
        Investment income--net                                   (0.02)             (0.01)          (0.00)***            --
        Capital gains                                               --                 --              --                --
                                                          ------------       ------------    ------------      ------------
                                    Total Distributions          (0.02)             (0.01)           0.00              0.00
                                                          ------------       ------------    ------------      ------------
     Net Asset Value, End of Period                       $       3.99       $       3.72    $       3.39      $       3.11
                                                          ============       ============    ============      ============
                                       Total Return (1)          16.14%**            9.93%           9.12%           (24.70)%
                                                          ============       ============    ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      3,634       $      3,365    $      2,700      $      2,587
     Ratio of expenses with reimbursement
      to average net assets (2)                                   1.86%*             1.86%           1.86%             1.97%
     Ratio of expenses without reimbursement
      to average net assets                                       2.05%*             2.09%           2.24%             2.19%
     Ratio of net investment income (loss) to
      average net assets                                          0.93%*            (0.06)%         (0.08)%           (0.53)%
     Portfolio turnover rate                                      1.87%              4.93%          22.97%            41.74%

                                                                           CLASS B SHARES
                                                          ------------------------------------------------
                                                             EIGHT                            PERIOD FROM
                                                             MONTHS             YEAR           JANUARY 1,
                                                             ENDED             ENDED               TO
                                                           AUGUST 31,       DECEMBER 31,      DECEMBER 31,
                                                          ------------      ------------      ------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $       5.47      $       6.66      $       5.69
     Investment income (loss)--net                               (0.02)            (0.02)               --
     Net realized and unrealized gain (loss) on
      investments                                                (1.32)            (0.65)             1.24
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (1.34)            (0.67)             1.24
     Less distributions from
        Investment income--net                                      --                --                --
        Capital gains                                               --             (0.52)            (0.27)
                                                          ------------      ------------      ------------
                                    Total Distributions           0.00             (0.52)            (0.27)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $       4.13      $       5.47      $       6.66
                                                          ============      ============      ============
                                       Total Return (1)         (24.50)%**         (9.17)%           22.04%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      2,826      $      3,382      $      1,547
     Ratio of expenses with reimbursement
      to average net assets (2)                                   2.00%*            1.89%             2.01%
     Ratio of expenses without reimbursement
      to average net assets                                       2.00%*            1.89%             2.01%
     Ratio of net investment income (loss) to
      average net assets                                         (0.78)%*          (0.66)%           (0.69)%
     Portfolio turnover rate                                     18.28%            19.68%            16.13%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for class A and 1.86% for class B.

See notes to financial statements.

                                                                                   CLASS T SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                          ------------       --------------------------------------------
                                                              2005               2004            2003            2002
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, Beginning of Period                 $       3.87       $       3.52    $       3.21    $       4.25
     Investment income--net                                       0.04               0.03            0.03            0.01
     Net realized and unrealized gain (loss) on
      investments                                                 0.28               0.35            0.30           (1.04)
                                                          ------------       ------------    ------------    ------------
                       Total from Investment Operations           0.32               0.38            0.33           (1.03)
     Less distributions from
        Investment income--net                                   (0.03)             (0.03)          (0.02)          (0.01)
        Capital gains                                               --                 --              --              --
                                                          ------------       ------------    ------------    ------------
                                    Total Distributions          (0.03)             (0.03)          (0.02)          (0.01)
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, End of Period                       $       4.16       $       3.87    $       3.52    $       3.21
                                                          ============       ============    ============    ============
                                       Total Return (1)          17.67%**           10.67%          10.30%         (24.24)%
                                                          ============       ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $    105,501       $    104,756    $    100,383    $     98,912
     Ratio of expenses to average net assets                      1.12%*             1.12%           1.15%           1.10%
     Ratio of net investment income to average
      net assets                                                  1.68%*             0.68%           0.63%           0.34%
     Portfolio turnover rate                                      1.87%              4.93%          22.97%          41.74%

                                                                           CLASS T SHARES
                                                          ------------------------------------------------
                                                             EIGHT
                                                             MONTHS                     YEAR
                                                             ENDED                      ENDED
                                                           AUGUST 31,                DECEMBER 31,
                                                          ------------      ------------------------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $       5.60      $       6.77      $       5.69
     Investment income--net                                       0.01              0.03              0.03
     Net realized and unrealized gain (loss) on
      investments                                                (1.35)            (0.65)             1.35
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (1.34)            (0.62)             1.38
     Less distributions from
        Investment income--net                                   (0.01)            (0.03)            (0.03)
        Capital gains                                               --             (0.52)            (0.27)
                                                          ------------      ------------      ------------
                                    Total Distributions          (0.01)            (0.55)            (0.30)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $       4.25      $       5.60      $       6.77
                                                          ============      ============      ============
                                       Total Return (1)         (23.99)%**         (8.25)%           24.49%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $    140,530      $    194,150      $    230,203
     Ratio of expenses to average net assets                      1.08%*            0.81%             0.87%
     Ratio of net investment income to average
      net assets                                                  0.31%*            0.47%             0.44%
     Portfolio turnover rate                                     18.28%            19.68%            16.13%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R EQUITY INCOME FUND

COMMON STOCK

                                                       SHARES          VALUE
AEROSPACE & DEFENSE--2.21%
Lockheed Martin Corp.                                     22,600   $   1,338,372
Northrop Grumman Corp.                                    24,000       1,269,600
                                                                   -------------
                                                                       2,607,972
AUTOMOBILES--0.90%
Ford Motor Co.                                            44,074         557,536
General Motors Corp.                                      14,000         499,380
                                                                   -------------
                                                                       1,056,916
BANKS--7.92%
Bank of America Corp.                                     80,000       3,732,000
PNC Financial Services Group, Inc.                        33,400       1,758,176
U.S. Bancorp                                              67,500       2,008,125
Wells Fargo & Co.                                         30,900       1,834,842
                                                                   -------------
                                                                       9,333,143
BEVERAGES--2.92%
Anheuser-Busch Companies, Inc.                            18,500         877,825
Coca-Cola Co. (The)                                       25,700       1,099,960
PepsiCo, Inc.                                             27,200       1,464,992
                                                                   -------------
                                                                       3,442,777
BIOTECHNOLOGY--0.75%
Amgen Inc.*                                               14,400         887,184

BUILDING PRODUCTS--0.96%
American Standard Companies Inc.                          24,600       1,126,680

CHEMICALS--1.88%
Dow Chemical Co.                                          20,100       1,108,515
E.I. du Pont de Nemours and Co.                           11,100         591,630
PPG Industries, Inc.                                       7,200         518,040
                                                                   -------------
                                                                       2,218,185
COMMERCIAL SERVICES & SUPPLIES--0.47%
Banta Corp.                                               12,500         549,500

COMMUNICATIONS EQUIPMENT--0.99%
Cisco Systems, Inc.*                                      67,100       1,168,882

COMPUTERS & PERIPHERALS--0.87%
International Business Machines Corp.                     11,100       1,027,638

CONTAINERS & PACKAGING--0.49%
Sealed Air Corp.*                                         11,100         580,197

DIVERSIFIED FINANCIALS--4.61%
Citigroup Inc.                                            68,400       3,264,048
JPMorgan Chase & Co.                                      41,050       1,500,378
Morgan Stanley                                            11,500         649,405
Piper Jaffray Companies, Inc.*                               675          26,696
                                                                   -------------
                                                                       5,440,527
DIVERSIFIED TELECOMMUNICATION SERVICES--0.93%
ALLTEL Corp.                                               9,650         551,980
Verizon Communications Inc.                               15,200         546,744
                                                                   -------------
                                                                       1,098,724

ELECTRIC UTILITIES--3.00%
Ameren Corp.                                              15,200   $     782,344
CenterPoint Energy, Inc.                                  25,600         306,688
Constellation Energy Group                                26,300       1,353,661
Exelon Corp.                                               9,400         426,384
Southern Co. (The)                                        10,000         321,200
Wisconsin Energy Corp.                                     9,800         340,256
                                                                   -------------
                                                                       3,530,533
ENERGY EQUIPMENT & SERVICES--1.21%
Schlumberger Ltd.                                         18,900       1,426,005

FOOD PRODUCTS--3.46%
ConAgra Foods, Inc.                                       40,000       1,092,800
H.J. Heinz Co.                                            19,000         715,160
McCormick & Co., Inc.                                     19,500         740,805
Sara Lee Corp.                                            47,300       1,059,520
Sensient Technologies Corp.                               21,500         469,560
                                                                   -------------
                                                                       4,077,845
FOOD & DRUG RETAILING--2.46%
Wal-Mart Stores, Inc.                                     56,300       2,905,643

GOVERNMENT AGENCY--1.05%
Federal Home Loan Mortgage Corp.                          20,000       1,240,000

HEALTH CARE EQUIPMENT & SUPPLIES--1.64%
Beckman Coulter, Inc.                                     22,800       1,606,260
Zimmer Holdings, Inc.*                                     3,760         322,984
                                                                   -------------
                                                                       1,929,244
HEALTH CARE PROVIDERS & SERVICES--0.44%
Health Management Associates, Inc.
  (Class A)                                               22,700         521,419

HOTELS, RESTAURANTS & LEISURE--2.11%
Starwood Hotels & Resorts
  Worldwide, Inc.                                         43,500       2,489,940

HOUSEHOLD DURABLES--1.24%
Stanley Works (The)                                       17,900         827,875
Whirlpool Corp.                                           10,000         637,500
                                                                   -------------
                                                                       1,465,375
HOUSEHOLD PRODUCTS--2.85%
Kimberly-Clark Corp.                                      13,600         897,328
Newell Rubbermaid Inc.                                    17,800         396,762
Procter & Gamble Co.                                      39,000       2,070,510
                                                                   -------------
                                                                       3,364,600
INDUSTRIAL CONGLOMERATES--6.49%
3M Co.                                                    10,200         856,188
Danaher Corp.                                             25,000       1,354,250
General Electric Co.                                     116,250       4,092,000
Illinois Tool Works Inc.                                   8,600         771,850
Waste Management, Inc.                                    19,900         581,876
                                                                   -------------
                                                                       7,656,164

                                                       SHARES          VALUE
INSURANCE--4.81%
American International Group, Inc.                        33,100   $   2,211,080
Principal Financial Group, Inc.                           16,700         651,634
Prudential Financial, Inc.                                34,400       1,960,800
St. Paul Travelers Companies,
  Inc. (The)                                              21,956         841,354
                                                                   -------------
                                                                       5,664,868
MACHINERY--0.67%
Ingersoll-Rand Co. (Class A)                               9,400         791,950

MEDIA--3.72%
Comcast Corp. (Special Class A)*                          20,000         637,200
Time Warner Inc.*                                         62,100       1,069,983
Viacom Inc. (Class B)                                     23,300         813,170
Walt Disney Co. (The)                                     66,900       1,869,186
                                                                   -------------
                                                                       4,389,539
MULTI-LINE RETAIL--0.53%
Staples, Inc.                                             19,700         620,944

OIL & GAS--10.71%
Anadarko Petroleum Corp.                                  13,600       1,045,296
BP PLC ADR                                                23,610       1,532,761
ChevronTexaco Corp.                                       33,520       2,080,922
Exxon Mobil Corp.                                         80,000       5,064,800
Royal Dutch Petroleum Co.                                 34,500       2,176,605
Weatherford International Ltd.*                           12,200         727,242
                                                                   -------------
                                                                      12,627,626
PAPER & FOREST PRODUCTS--1.56%
International Paper Co.                                    7,000         261,450
Neenah Paper, Inc.                                           412          14,486
Plum Creek Timber Co., Inc.                               41,500       1,558,325
                                                                   -------------
                                                                       1,834,261
PHARMACEUTICALS--8.24%
Allergan, Inc.                                             9,500         714,210
Bristol-Myers Squibb Co.                                  37,600         941,128
Johnson & Johnson                                         39,200       2,571,520
Merck & Co., Inc.                                         25,300         802,010
Pfizer Inc.                                               85,580       2,249,898
Watson Pharmaceuticals, Inc.*                             27,000         856,980
Wyeth                                                     38,600       1,575,652
                                                                   -------------
                                                                       9,711,398
REAL ESTATE--6.04%
CenterPoint Properties Trust                              44,500       1,947,320
Health Care Property Investors, Inc.                      71,400       1,799,280
Public Storage, Inc.                                      30,500       1,664,080
Weingarten Realty Investors                               46,350       1,707,070
                                                                   -------------
                                                                       7,117,750
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.80%
Intel Corp.                                               67,300       1,613,854
Texas Instruments Incorporated                            19,200         508,224
                                                                   -------------
                                                                       2,122,078
SOFTWARE--2.84%
Microsoft Corp.                                          133,000       3,348,940

SPECIALTY RETAIL--1.59%
Limited Brands, Inc.                                      46,900   $   1,115,282
Lowe's Companies, Inc.                                    13,000         764,140
                                                                   -------------
                                                                       1,879,422
TOBACCO--1.72%
Altria Group, Inc.                                        14,700         965,055
Reynolds American Inc.                                    12,949       1,061,171
                                                                   -------------
                                                                       2,026,226
                      TOTAL COMMON STOCK--96.08%
                              (Cost $90,027,876)                     113,280,095
                                                                   -------------
MONEY MARKET FUNDS

SM&R Money Market Fund, 1.98% (a)                            959             959
                                                                   -------------
                 TOTAL MONEY MARKET FUNDS--0.00%
                                     (Cost $959)                             959
                                                                   -------------


COMMERCIAL PAPER                                      FACE
                                                     AMOUNT
ELECTRIC UTILITIES--0.41%
DTE Energy Co., 2.6%, 03/04/05                     $     481,000         480,896

FOOD PRODUCTS--1.09%
Campbell Soup Co.,
  2.53%, 03/07/05                                      1,282,000       1,281,459

METALS & MINING--0.70%
Alcoa Inc., 2.53%, 03/01/05                              828,000         828,000

PHARMACEUTICALS--0.92%
Schering-Plough Corp.,
  2.62% 03/03/05                                       1,083,000       1,082,842

SPECIALTY RETAIL--0.72%
Autozone Inc., 2.58%, 03/02/05                           852,000         851,939
                                                                   -------------
                   TOTAL COMMERCIAL PAPER--3.84%
                               (Cost $4,525,136)                       4,525,136
                                                                   -------------
                       TOTAL INVESTMENTS--99.92%
                              (Cost $94,553,971)                     117,806,190
                          CASH AND OTHER ASSETS,
                         LESS LIABILITIES--0.08%                          97,445
                                                                   -------------
                             NET ASSETS--100.00%                   $ 117,903,635
                                                                   =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Energy                                                     12.41%
Materials                                                   4.09%
Industrials                                                11.24%
Consumer Discretionary                                     10.51%
Consumer Staples                                           13.96%
Health Care                                                11.52%
Financials                                                 24.32%
Information Technology                                      6.77%
Telecommunication Services                                  0.97%
Utilities                                                   3.12%
US Government                                               1.09%

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $94,553,012)                                    $     117,805,231
Investments in affiliated money market funds (Cost $959)                                                             959
                                                                                                       -----------------
   Total investments (Cost $94,553,971)                                                                      117,806,190
Prepaid expenses                                                                                                  17,053
Receivable for:
   Capital stock sold                                                                                              5,108
   Dividends                                                                                                     312,570
   Expense reimbursement                                                                                           2,166
Other assets                                                                                                      62,725
                                                                                                       -----------------
                                                                                        TOTAL ASSETS         118,205,812
                                                                                                       -----------------
LIABILITIES
Capital stock reacquired                                                                                         142,321
Accrued:
   Investment advisory fee                                                                                        66,091
   Service fee                                                                                                    21,916
   Distribution fee                                                                                               19,788
Other liabilities                                                                                                 52,061
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES             302,177
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $     117,903,635
                                                                                                       =================

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $      91,391,997
Undistributed net investment income                                                                              387,442
Accumulated net realized gain on investments                                                                   2,871,977
Net unrealized appreciation on investments                                                                    23,252,219
                                                                                                       -----------------
Net Assets                                                                                             $     117,903,635
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $       8,799,806

Class B                                                                                                $       7,922,526

Class T                                                                                                $     101,181,303
                                                                                                       -----------------
   TOTAL NET ASSETS:                                                                                   $     117,903,635
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                 50,000,000
   Outstanding                                                                                                   376,460

Class B:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                   349,949

Class T:
   Authorized                                                                                                 75,000,000
   Outstanding                                                                                                 4,198,621

Class A:
   Net asset value and redemption price per share                                                      $           23.38
   Offering price per share: (Net Assets value of $23.38 / 95%)                                        $           24.61

Class B:
   Net asset value and offering price per share                                                        $           22.64

Class T:
   Net asset value and redemption price per share                                                      $           24.10
   Offering price per share: (Net Assets value of $24.10 / 94.25%)                                     $           25.57

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $4,662)                                                      $       1,847,549
Interest                                                                                                          37,039
Interest from affiliated money market funds                                                                          188
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME           1,884,776
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                         422,539
Service fees                                                                                                     140,172
Professional fees                                                                                                  9,043
Custody and transaction fees                                                                                      10,855
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         2,849
   Class B                                                                                                         3,685
   Class T                                                                                                         7,012
Shareholder reporting expenses
   Class A                                                                                                         2,258
   Class B                                                                                                         2,191
   Class T                                                                                                        18,286
Insurance expenses                                                                                                17,867
Distribution fees
   Class A                                                                                                        10,496
   Class B                                                                                                        28,543
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES             678,312
                                                                            LESS EXPENSES REIMBURSED             (13,785)
                                                                                                       -----------------
                                                                                        NET EXPENSES             664,527
                                                                                                       -----------------
INVESTMENT INCOME--NET                                                                                         1,220,249
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                            2,686,160
   Change in unrealized appreciation of investments for the period                                             5,973,539
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                        8,659,699
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $       9,879,948
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R EQUITY INCOME FUND

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                    FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $       1,220,249    $       1,365,264
   Net realized gain on investments                                                       2,686,160            2,785,635
   Change in unrealized appreciation                                                      5,973,539            8,676,173
                                                                                  -----------------    -----------------
   Net increase in net assets resulting from operations                                   9,879,948           12,827,072
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (75,734)             (92,552)
     Class B                                                                                (59,057)             (60,397)
     Class T                                                                               (911,352)          (1,247,477)
   Capital Gains
     Class A                                                                               (174,614)                  --
     Class B                                                                               (161,478)                  --
     Class T                                                                             (1,998,839)                  --
                                                                                  -----------------    -----------------
     Total distributions to shareholders                                                 (3,381,074)          (1,400,426)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                271,956            1,438,879
     Class B                                                                                136,899              535,908
     Class T                                                                             (2,244,580)          (7,226,052)
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                (1,835,725)          (5,251,265)
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                            4,663,149            6,175,381
NET ASSETS
   Beginning of period                                                                  113,240,486          107,065,105
                                                                                  -----------------    -----------------
   End of period                                                                  $     117,903,635    $     113,240,486
                                                                                  =================    =================
Undistributed Net Investment Income                                               $         387,442    $         213,336
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                                   CLASS A SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                          ------------       --------------------------------------------
                                                              2005               2004            2003            2002
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, Beginning of Period                 $      22.11       $      20.03    $      19.04    $      22.72
     Investment income--net                                       0.23               0.26            0.22            0.18
     Net realized and unrealized gain (loss) on
      investments                                                 1.72               2.10            1.01           (3.63)
                                                          ------------       ------------    ------------    ------------
                       Total from Investment Operations           1.95               2.36            1.23           (3.45)
     Less distributions from
        Investment income--net                                   (0.21)             (0.28)          (0.24)          (0.23)
        Capital gains                                            (0.47)                --              --              --
                                                          ------------       ------------    ------------    ------------
                                    Total Distributions          (0.68)             (0.28)          (0.24)          (0.23)
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, End of Period                       $      23.38       $      22.11    $      20.03    $      19.04
                                                          ============       ============    ============    ============
                                       Total Return (1)          21.49%**           11.79%           6.61%         (15.27)%
                                                          ============       ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      8,800       $      8,063    $      5,940    $      5,517
     Ratio of expenses with reimbursement to
      average net assets (2)                                      1.26%*             1.26%           1.26%           1.44%
     Ratio of expenses without reimbursement to
      average net assets                                          1.42%*             1.43%           1.50%           1.45%
     Ratio of net investment income to average
      net assets                                                  2.01%*             1.08%           1.21%           0.88%
     Portfolio turnover rate                                      0.91%              6.74%           7.57%          30.99%

                                                                           CLASS A SHARES
                                                          ------------------------------------------------
                                                             EIGHT                            PERIOD FROM
                                                             MONTHS             YEAR           JANUARY 1,
                                                             ENDED             ENDED               TO
                                                           AUGUST 31,       DECEMBER 31,      DECEMBER 31,
                                                          ------------      ------------      ------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $      25.19      $      24.79      $      28.02
     Investment income--net                                       0.16              0.36              0.58
     Net realized and unrealized gain (loss) on
      investments                                                (2.49)             1.50             (1.47)
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (2.33)             1.86             (0.89)
     Less distributions from
        Investment income--net                                   (0.14)            (0.38)            (0.58)
        Capital gains                                               --             (1.08)            (1.76)
                                                          ------------      ------------      ------------
                                    Total Distributions          (0.14)            (1.46)            (2.34)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $      22.72      $      25.19      $      24.79
                                                          ============      ============      ============
                                       Total Return (1)          (9.25)%**          8.61%            (3.01)%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      6,330      $      5,671      $      4,802
     Ratio of expenses with reimbursement to
      average net assets (2)                                      1.45%*            1.49%             1.51%
     Ratio of expenses without reimbursement to
      average net assets                                          1.45%*            1.49%             1.51%
     Ratio of net investment income to average
      net assets                                                  1.03%*            1.32%             1.53%
     Portfolio turnover rate                                     18.15%            22.05%             9.81%

                                                                                   CLASS B SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                          ------------       --------------------------------------------
                                                              2005               2004            2003            2002
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, Beginning of Period                 $      21.46       $      19.44    $      18.56    $      22.22
     Investment income--net                                       0.17               0.13            0.13            0.09
     Net realized and unrealized gain (loss) on
      investments                                                 1.65               2.07            0.94           (3.57)
                                                          ------------       ------------    ------------    ------------
                       Total from Investment Operations           1.82               2.20            1.07           (3.48)
     Less distributions from
        Investment income--net                                   (0.17)             (0.18)          (0.19)          (0.18)
        Capital gains                                            (0.47)                --              --              --
                                                          ------------       ------------    ------------    ------------
                                    Total Distributions          (0.64)             (0.18)          (0.19)          (0.18)
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, End of Period                       $      22.64       $      21.46    $      19.44    $      18.56
                                                          ============       ============    ============    ============
                                       Total Return (1)          20.76%**           11.36%           5.85%         (15.72)%
                                                          ============       ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      7,923       $      7,375    $      6,182    $      5,806
     Ratio of expenses with reimbursement to
      average net assets (2)                                      1.76%*             1.76%           1.76%           1.94%
     Ratio of expenses without reimbursement to
      average net assets                                          1.95%*             1.95%           1.99%           1.95%
     Ratio of net investment income to average
      net assets                                                  1.51%*             0.58%           0.71%           0.37%
     Portfolio turnover rate                                      0.91%              6.74%           7.57%          30.99%

                                                                           CLASS B SHARES
                                                          ------------------------------------------------
                                                             EIGHT                            PERIOD FROM
                                                             MONTHS             YEAR           JANUARY 1,
                                                             ENDED             ENDED               TO
                                                           AUGUST 31,       DECEMBER 31,      DECEMBER 31,
                                                          ------------      ------------      ------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $      24.69      $      24.38      $      28.02
     Investment income--net                                       0.08              0.23              0.47
     Net realized and unrealized gain (loss) on
      investments                                                (2.47)             1.45             (1.88)
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (2.39)             1.68             (1.41)
     Less distributions from
        Investment income--net                                   (0.08)            (0.29)            (0.47)
        Capital gains                                               --             (1.08)            (1.76)
                                                          ------------      ------------      ------------
                                    Total Distributions          (0.08)            (1.37)            (2.23)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $      22.22      $      24.69      $      24.38
                                                          ============      ============      ============
                                       Total Return (1)          (9.68)%**          7.95%            (4.86)%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $      5,688      $      5,324      $      4,343
     Ratio of expenses with reimbursement to
      average net assets (2)                                      1.98%*            1.99%             2.01%
     Ratio of expenses without reimbursement to
      average net assets                                          1.98%*            1.99%             2.01%
     Ratio of net investment income to average
      net assets                                                  0.50%*            0.74%             1.03%
     Portfolio turnover rate                                     18.15%            22.05%             9.81%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for class A and 1.76% for class B.

See notes to financial statements.

                                                                                   CLASS T SHARES
                                                          ---------------------------------------------------------------
                                                          (UNAUDITED)
                                                           SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                          ------------       --------------------------------------------
                                                              2005               2004            2003            2002
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, Beginning of Period                 $      22.77       $      20.56    $      19.51    $      23.26
     Investment income--net                                       0.26               0.28            0.27            0.27
     Net realized and unrealized gain (loss) on
      investments                                                 1.76               2.21            1.04           (3.74)
                                                          ------------       ------------    ------------    ------------
                       Total from Investment Operations           2.02               2.49            1.31           (3.47)
     Less distributions from
        Investment income--net                                   (0.22)             (0.28)          (0.26)          (0.28)
        Capital gains                                            (0.47)                --              --              --
                                                          ------------       ------------    ------------    ------------
                                    Total Distributions          (0.69)             (0.28)          (0.26)          (0.28)
                                                          ------------       ------------    ------------    ------------
     Net Asset Value, End of Period                       $      24.10       $      22.77    $      20.56    $      19.51
                                                          ============       ============    ============    ============
                                       Total Return (1)          21.72%**           12.14%           6.83%         (15.03)%
                                                          ============       ============    ============    ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $    101,181       $     97,802    $     94,943    $    103,396
     Ratio of expenses to average net assets                      1.10%*             1.10%           1.12%           1.07%
     Ratio of net investment income to average
      net assets                                                  2.18%*             1.24%           1.36%           1.26%
     Portfolio turnover rate                                      0.91%              6.74%           7.57%          30.99%

                                                                           CLASS T SHARES
                                                          ------------------------------------------------
                                                          EIGHT MONTHS
                                                             ENDED                   YEAR ENDED
                                                           AUGUST 31,                DECEMBER 31,
                                                          ------------      ------------------------------
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
     Net Asset Value, Beginning of Period                 $      25.76      $      25.30      $      28.02
     Investment incomenet                                         0.24              0.46              0.54
     Net realized and unrealized gain (loss) on
      investments                                                (2.57)             1.54             (0.96)
                                                          ------------      ------------      ------------
                       Total from Investment Operations          (2.33)             2.00             (0.42)
     Less distributions from
        Investment income--net                                   (0.17)            (0.46)            (0.54)
        Capital gains                                               --             (1.08)            (1.76)
                                                          ------------      ------------      ------------
                                    Total Distributions          (0.17)            (1.54)            (2.30)
                                                          ------------      ------------      ------------
     Net Asset Value, End of Period                       $      23.26      $      25.76      $      25.30
                                                          ============      ============      ============
                                       Total Return (1)          (9.07)%**          8.99%            (1.39)%
                                                          ============      ============      ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $    138,566      $    160,319      $    187,988
     Ratio of expenses to average net assets                      1.06%*            1.05%             1.05%
     Ratio of net investment income to average
      net assets                                                  1.43%*            1.73%             1.94%
     Portfolio turnover rate                                     18.15%            22.05%             9.81%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R BALANCED FUND

COMMON STOCK

                                                       SHARES          VALUE
AEROSPACE & DEFENSE--0.72%
Honeywell International Inc.                               5,900   $     224,023

AIR FREIGHT & COURIERS--0.40%
United Parcel Service, Inc. (Class B)                      1,600         123,984

AUTOMOBILES--0.78%
Ford Motor Co.                                            11,168         141,275
General Motors Corp.                                       2,900         103,443
                                                                   -------------
                                                                         244,718

BANKS--7.29%
Bank of America Corp.                                     18,800         877,020
PNC Financial Services Group, Inc.                         6,100         321,104
U.S. Bancorp                                              14,500         431,375
Wachovia Corp.                                             3,600         190,836
Wells Fargo & Co.                                          7,800         463,164
                                                                   -------------
                                                                       2,283,499

BEVERAGES--1.81%
Anheuser-Busch Companies, Inc.                             3,100         147,095
Coca-Cola Co. (The)                                        6,000         256,800
PepsiCo, Inc.                                              3,000         161,580
                                                                   -------------
                                                                         565,475

BIOTECHNOLOGY--0.49%
Amgen Inc.*                                                2,500         154,025

BUILDING PRODUCTS--0.66%
American Standard Companies Inc.                           4,500         206,100

CHEMICALS--1.17%
Dow Chemical Co.                                           3,100         170,965
E.I. du Pont de Nemours and Co.                            1,900         101,270
PPG Industries, Inc.                                       1,300          93,535
                                                                   -------------
                                                                         365,770

COMMERCIAL SERVICES & SUPPLIES--1.19%
Banta Corp.                                                5,200         228,592
H & R Block, Inc.                                          2,700         143,910
                                                                   -------------
                                                                         372,502

COMMUNICATIONS EQUIPMENT--1.44%
Cisco Systems, Inc.*                                      23,100         402,402
Motorola, Inc.                                             3,100          48,546
                                                                   -------------
                                                                         450,948

COMPUTERS & PERIPHERALS--3.16%
Dell Inc.*                                                 6,900         276,621
EMC Corp.*                                                20,100         254,466
Hewlett-Packard Co.                                        1,800          37,440
International Business Machines Corp.                      3,800         351,804
Sun Microsystems, Inc.*                                   16,700          70,474
                                                                   -------------
                                                                         990,805

CONTAINERS & PACKAGING--0.40%
Sealed Air Corp.*                                          2,400   $     125,448

DIVERSIFIED FINANCIALS--4.43%
American Express Co.                                       3,600         194,940
Citigroup Inc.                                            14,500         691,940
JPMorgan Chase & Co.                                       4,092         149,562
Morgan Stanley                                             6,100         344,467
Piper Jaffray Companies, Inc.*                               145           5,735
                                                                   -------------
                                                                       1,386,644

DIVERSIFIED TELECOMMUNICATION SERVICES--1.63%
ALLTEL Corp.                                               2,400         137,280
Sprint Corp.                                               5,700         134,976
Verizon Communications Inc.                                2,580          92,803
Vodafone Group PLC ADR                                     5,500         144,595
                                                                   -------------
                                                                         509,654

ELECTRIC UTILITIES--2.07%
Ameren Corp.                                               3,000         154,410
CenterPoint Energy, Inc.                                   5,500          65,890
Constellation Energy Group                                 5,000         257,350
Exelon Corp.                                               1,400          63,504
Southern Co. (The)                                         1,600          51,392
Wisconsin Energy Corp.                                     1,600          55,552
                                                                   -------------
                                                                         648,098

ENERGY EQUIPMENT & SERVICES--0.96%
Schlumberger Ltd.                                          4,000         301,800

FOOD PRODUCTS--2.57%
ConAgra Foods, Inc.                                        6,100         166,652
H.J. Heinz Co.                                             2,600          97,864
McCormick & Co., Inc.                                      5,700         216,543
Sara Lee Corp.                                             7,200         161,280
Sensient Technologies Corp.                                7,400         161,616
                                                                   -------------
                                                                         803,955

FOOD & DRUG RETAILING--1.53%
Wal-Mart Stores, Inc.                                      9,300         479,973

GOVERNMENT AGENCY--0.77%
Federal Home Loan Mortgage Corp.                           3,900         241,800

HEALTH CARE EQUIPMENT & SUPPLIES--1.23%
Abbott Laboratories                                        4,200         193,158
Beckman Coulter, Inc.                                      2,400         169,080
Zimmer Holdings, Inc.*                                       260          22,334
                                                                   -------------
                                                                         384,572

HEALTH CARE PROVIDERS & SERVICES--0.28%
Health Management Associates, Inc.
  (Class A)                                                3,800          87,286

                                                       SHARES          VALUE
HOTELS, RESTAURANTS & LEISURE--1.33%
Starwood Hotels & Resorts
  Worldwide, Inc.                                          7,300   $     417,852

HOUSEHOLD DURABLES--0.50%
Stanley Works (The)                                        3,400         157,250

HOUSEHOLD PRODUCTS--1.95%
Kimberly-Clark Corp.                                       2,200         145,156
Newell Rubbermaid Inc.                                     3,800          84,702
Procter & Gamble Co.                                       7,200         382,248
                                                                   -------------
                                                                         612,106

INDUSTRIAL CONGLOMERATES--4.01%
3M Co.                                                     1,900         159,486
Danaher Corp.                                              4,000         216,680
General Electric Co.                                      21,400         753,280
Illinois Tool Works Inc.                                   1,400         125,650
                                                                   -------------
                                                                       1,255,096

INSURANCE--2.38%
American International Group, Inc.                         5,731         382,831
Prudential Financial, Inc.                                 5,800         330,600
St. Paul Travelers Companies, Inc. (The)                     854          32,725
                                                                   -------------
                                                                         746,156

IT CONSULTING & SERVICES--0.07%
Electronic Data Systems Corp.                                600          12,780
SunGard Data Systems Inc.*                                   400          10,444
                                                                   -------------
                                                                          23,224

LEISURE EQUIPMENT & PRODUCTS--0.70%
Brunswick Corp.                                            4,700         219,208

MACHINERY--0.35%
Ingersoll-Rand Co. (Class A)                               1,300         109,525

MEDIA--1.58%
Comcast Corp. (Special Class A)*                           2,000          63,720
Viacom Inc. (Class B)                                      4,000         139,600
Walt Disney Co. (The)                                     10,400         290,576
                                                                   -------------
                                                                         493,896

METALS & MINING--0.32%
Alcoa Inc.                                                 3,100          99,572

OIL & GAS--5.39%
Anadarko Petroleum Corp.                                   1,800   $     138,348
BP PLC ADR                                                 5,092         330,573
ChevronTexaco Corp.                                        5,200         322,816
Exxon Mobil Corp.                                          6,500         411,515
Royal Dutch Petroleum Co.                                  4,200         264,978
Unocal Corp.                                               4,100         221,810
                                                                   -------------
                                                                       1,690,040

PAPER & FOREST PRODUCTS--0.15%
International Paper Co.                                    1,200          44,820
Neenah Paper, Inc.                                            66           2,320
                                                                   -------------
                                                                          47,140

PERSONAL PRODUCTS--0.38%
Gillette Co.                                               2,400         120,600

PHARMACEUTICALS--6.03%
Allergan, Inc.                                             1,700         127,806
Bristol-Myers Squibb Co.                                   5,800         145,174
Hospira, Inc.*                                               420          12,432
Johnson & Johnson                                          9,200         603,520
Merck & Co., Inc.                                          5,300         168,010
Pfizer Inc.                                               21,555         566,681
Watson Pharmaceuticals, Inc.*                              4,400         139,656
Wyeth                                                      3,100         126,542
                                                                   -------------
                                                                       1,889,821

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.04%
Intel Corp.                                               21,600         517,968
Texas Instruments Inc.                                     4,600         121,762
                                                                   -------------
                                                                         639,730

SOFTWARE--2.20%
Microsoft Corp.                                           23,300         586,694
Oracle Corp.*                                              3,700          47,767
VERITAS Software Corp.*                                    2,200          53,284
                                                                   -------------
                                                                         687,745

SPECIALTY RETAIL--1.91%
Home Depot, Inc. (The)                                     6,200         248,124
Limited Brands, Inc.                                       7,600         180,728
Lowe's Companies, Inc.                                     2,900         170,462
                                                                   -------------
                                                                         599,314
                      TOTAL COMMON STOCK--66.27%
                              (Cost $16,028,856)                      20,759,354
                                                                   -------------

BONDS AND NOTES

                                                        FACE
                                                       AMOUNT         VALUE
AUTO COMPONENTS--1.59%
Cooper Tire & Rubber Co.,
  7.75%, 12/15/09                                  $     450,000   $     496,991

BANKS--2.49%
Royal Bk. of Scotland GRP PLC,
  yankee bond,
  6.40%, 04/01/09                                        500,000         534,661
Washington Mutual Inc.,
  4.2%, 01/15/10                                         250,000         245,913
                                                                   -------------
                                                                         780,574

DIVERSIFIED FINANCIALS--3.77%
General Electric Capital Corp.,
  3.75%, 12/15/09                                        350,000         340,063
Morgan JP & Co., Inc.,
  6.00%, 01/15/09                                        500,000         528,876
SBC Commun. Capital Corp.,
  7.11%, 08/14/06                                        300,000         312,836
                                                                   -------------
                                                                       1,181,775

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.04%
Koninklijke Philips Elec.,
  yankee bond,
  8.375%, 09/15/06                                       600,000         637,730

INSURANCE--1.84%
Mony Group Inc., (The)
  8.35%, 03/15/10                                        500,000         577,257

REAL ESTATE--1.78%
Weingarten Realty Investors,
  7.35%, 07/20/09                                        500,000         558,517

TRANSPORTATION INFRASTRUCTURE--1.53%
Hertz Corp.,
  7.40%, 03/01/11                                        455,000         477,816

U S GOVERNMENT AGENCY SECURITIES--8.30%
Federal Farm Credit Bank
  4.15%, 11/30/09                                        350,000         346,263
Federal Home Loan Bank,
  2.45%, 03/23/07                                      1,500,000       1,461,037
Federal Home Loan Bank,
  4.4%, 12/28/09                                         750,000         748,144
Federal Home Loan Mortgage Corp.,
  Pool #284839, 8.50%, 01/01/17                            9,940          10,808
Federal Home Loan Mortgage Corp.,
  Pool #298759, 8.00%, 08/01/17                              420             456
Federal National Mortgage Association,
  Pool #048974, 8.00%, 06/01/17                           31,807          34,562
                                                                   -------------
                                                                       2,601,270
TOTAL BONDS AND NOTES--23.34%
  (Cost $7,010,972)                                                    7,311,930
                                                                   -------------
MONEY MARKET FUNDS

                                                       SHARES          VALUE
SM&R Money Market Fund, 1.98% (a)                            514   $         514
                                                                   -------------
                 TOTAL MONEY MARKET FUNDS--0.00%
                                     (Cost $514)                             514
                                                                   -------------

COMMERCIAL PAPER

                                                        FACE
                                                       AMOUNT
ELECTRIC UTILITIES--1.28%
DTE Energy Co.
  2.6%, 03/04/05                                   $     401,000         400,913

FOOD PRODUCTS--3.26%
Campbell Soup Co.
  2.53%, 03/07/05                                      1,020,000       1,019,570

METALS & MINING--2.15%
Alcoa Inc.,
  2.53%, 03/01/05                                        675,000         675,000

PHARMACEUTICALS--3.25%
Schering-Plough Corp.,
  2.62% 03/03/05                                       1,018,000       1,017,852
                                                                   -------------
                   TOTAL COMMERCIAL PAPER--9.94%
                               (Cost $3,113,335)                       3,113,335
                                                                   -------------
                       TOTAL INVESTMENTS--99.55%
                              (Cost $26,153,677)                      31,185,133
                                                                   -------------
                          CASH AND OTHER ASSETS,
                         LESS LIABILITIES--0.45%                         140,305
                                                                   -------------
                             NET ASSETS--100.00%                   $  31,325,438
                                                                   =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

US Government                                              10.13%
Energy                                                      7.09%
Materials                                                   2.27%
Industrials                                                 9.86%
Consumer Discretionary                                      9.37%
Consumer Staples                                            9.20%
Health Care                                                 8.96%
Financials                                                 26.77%
Information Technology                                     12.22%
Telecommunication Services                                  1.82%
Utilities                                                   2.31%

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $26,153,163)                                    $      31,184,619
Investments in affiliated money market funds (Cost $514)                                                             514
                                                                                                       -----------------
   Total investments (Cost $26,153,677)                                                                       31,185,133
Prepaid expenses                                                                                                   1,073
Receivable for:
   Investments securities sold                                                                                       482
   Capital stock sold                                                                                             17,378
   Dividends                                                                                                      52,507
   Interest                                                                                                      143,675
   Expense reimbursement                                                                                           1,874
Other assets                                                                                                      15,067
                                                                                                       -----------------
                                                                                        TOTAL ASSETS          31,417,189
                                                                                                       -----------------
LIABILITIES
Capital stock reacquired                                                                                          29,789
Accrued:
   Investment advisory fee                                                                                        18,074
   Service fee                                                                                                     6,025
   Distribution fee                                                                                                8,882
Other liabilities                                                                                                 28,981
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              91,751
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $      31,325,438
                                                                                                       =================
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $      25,790,343
Undistributed net investment income                                                                              117,715
Accumulated net realized gain on investments                                                                     385,924
Net unrealized appreciation on investments                                                                     5,031,456
                                                                                                       -----------------
Net Assets                                                                                             $      31,325,438
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $       4,920,430

Class B                                                                                                $       3,201,027

Class T                                                                                                $      23,203,981
                                                                                                       -----------------
   TOTAL NET ASSETS:                                                                                   $      31,325,438
                                                                                                       =================
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                 50,000,000
   Outstanding                                                                                                   268,221

Class B:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                   172,928

Class T:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                 1,221,702

Class A:
   Net asset value and redemption price per share                                                      $           18.34
   Offering price per share: (Net Assets value of $18.34 / 95%)                                        $           19.31

Class B:
   Net asset value and offering price per share                                                        $           18.51

Class T:
   Net asset value and redemption price per share                                                      $           18.99
   Offering price per share: (Net Assets value of $18.99 / 94.25%)                                     $           20.15

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $568)                                                        $         305,133
Interest                                                                                                         219,546
Interest from affiliated money market funds                                                                           46
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME             524,725
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                         115,886
Service fees                                                                                                      38,629
Professional fees                                                                                                  7,010
Custody and transaction fees                                                                                       7,595
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         3,940
   Class B                                                                                                         2,300
   Class T                                                                                                         4,558
Shareholder reporting expenses
   Class A                                                                                                         1,289
   Class B                                                                                                           847
   Class T                                                                                                         2,501
Insurance expenses                                                                                                 4,472
Distribution fees
   Class A                                                                                                         5,927
   Class B                                                                                                        11,560
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES             209,030
                                                                            LESS EXPENSES REIMBURSED             (11,862)
                                                                                                       -----------------
                                                                                        NET EXPENSES             197,168
                                                                                                       -----------------
INVESTMENT INCOME--NET                                                                                           327,557
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                              399,818
   Change in unrealized appreciation of investments for the period                                               960,099
                                                                                                       -----------------
NET GAIN ON INVESTMENTS                                                                                        1,359,917
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $       1,687,474
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                                                     (UNAUDITED)
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                    FEBRUARY 28,          AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         327,557    $         454,329
   Net realized gain on investments                                                         399,818              356,971
   Change in unrealized appreciation                                                        960,099            1,617,148
                                                                                  -----------------    -----------------
   Net increase in net assets resulting from operations                                   1,687,474            2,428,448
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (44,626)             (68,108)
     Class B                                                                                (24,350)             (35,072)
     Class T                                                                               (214,878)            (365,311)
   Capital Gains
     Class A                                                                                (17,004)             (45,377)
     Class B                                                                                (10,979)             (30,287)
     Class T                                                                                (79,523)            (264,673)
                                                                                  -----------------    -----------------
     Total distributions to shareholders                                                   (391,360)            (808,828)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                314,961              793,615
     Class B                                                                                123,588              486,952
     Class T                                                                               (556,062)             (76,867)
                                                                                  -----------------    -----------------
Total net capital share transactions                                                       (117,513)           1,203,700
                                                                                  -----------------    -----------------
TOTAL INCREASE                                                                            1,178,601            2,823,320
NET ASSETS
   Beginning of period                                                                   30,146,837           27,323,517
                                                                                  -----------------    -----------------
   End of period                                                                  $      31,325,438    $      30,146,837
                                                                                  =================    =================
Undistributed Net Investment Income                                               $         117,715    $          74,012
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                                 CLASS A SHARES
                                               -------------------------------------------------------------------------------------
                                                (UNAUDITED)                                  EIGHT                      PERIOD FROM
                                                SIX MONTHS                                   MONTHS         YEAR         JANUARY 1,
                                                  ENDED                                      ENDED          ENDED            TO
                                               FEBRUARY 28,     YEAR ENDED AUGUST 31,       AUGUST 31,   DECEMBER 31,   DECEMBER 31,
                                               ------------  ---------------------------   -----------   ------------   ------------
                                                  2005         2004      2003      2002       2001           2000          1999
                                               ------------  --------  --------  -------   -----------   ------------   ------------
    Net Asset Value, Beginning of Period        $  17.60     $  16.65  $  15.93  $ 17.44    $  18.93       $  20.30       $ 19.63
    Investment income--net                          0.20         0.28      0.32     0.39        0.23           0.37          0.47
    Net realized and unrealized gain (loss)
     on investments                                 0.77         1.18      0.77    (1.47)      (1.53)         (0.06)         1.47
                                                --------     --------  --------  -------    --------       --------       -------
             Total from Investment Operations       0.97         1.46      1.09    (1.08)      (1.30)          0.31          1.94
    Less distributions from
       Investment income--net                      (0.17)       (0.30)    (0.37)   (0.43)      (0.19)         (0.39)        (0.47)
       Capital gains                               (0.06)       (0.21)       --       --          --          (1.29)        (0.80)
                                                --------     --------  --------  -------    --------       --------       -------
                          Total Distributions      (0.23)       (0.51)    (0.37)   (0.43)      (0.19)         (1.68)        (1.27)
                                                --------     --------  --------  -------    --------       --------       -------
    Net Asset Value, End of Period              $  18.34     $  17.60  $  16.65  $ 15.93    $  17.44       $  18.93       $ 20.30
                                                ========     ========  ========  =======    ========       ========       =======

                             Total Return (1)      12.69%**      8.83%     7.02%   (6.29)%     (6.87)%**       3.35%        10.13%
                                                ========     ========  ========  =======    ========       ========       =======

    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)   $  4,920     $  4,409  $  3,419  $ 3,183    $  2,713       $  2,512       $ 1,777
    Ratio of expenses with reimbursement
     to average net assets (2)                      1.30%*       1.30%     1.30%    1.45%       1.50%*         1.50%         1.51%
    Ratio of expenses without reimbursement
     to average net assets                          1.61%*       1.64%     1.69%    1.73%       1.50%*         1.92%         1.51%
    Ratio of net investment income to average
     net assets                                     2.11%*       1.51%     2.02%    2.27%       1.98%*         2.40%         1.87%
    Portfolio turnover rate                         7.47%       11.15%    23.83%   25.80%      14.77%         13.17%        18.01%

                                                                                 CLASS B SHARES
                                               -------------------------------------------------------------------------------------
                                                (UNAUDITED)                                  EIGHT                      PERIOD FROM
                                                SIX MONTHS                                   MONTHS         YEAR         JANUARY 1,
                                                  ENDED                                       ENDED         ENDED           TO
                                               FEBRUARY 28,     YEAR ENDED AUGUST 31,       AUGUST 31,   DECEMBER 31,   DECEMBER 31,
                                               ------------  ---------------------------   -----------   ------------   ------------
                                                   2005        2004      2003      2002        2001          2000          1999
                                               ------------  --------  --------  -------   -----------   ------------   ------------
    Net Asset Value, Beginning of Period        $  17.78     $  16.83  $  16.18  $ 17.72    $  19.26       $  20.64       $ 19.63
    Investment income--net                          0.15         0.20      0.24     0.30        0.20           0.35          0.40
    Net realized and unrealized gain (loss)
     on investments                                 0.78         1.19      0.72    (1.47)      (1.59)         (0.08)         1.81
                                                --------     --------  --------  -------    --------       --------       -------
             Total from Investment Operations       0.93         1.39      0.96    (1.17)      (1.39)          0.27          2.21
    Less distributions from
       Investment income--net                      (0.14)       (0.23)    (0.31)   (0.37)      (0.15)         (0.36)        (0.40)
       Capital gains                               (0.06)       (0.21)       --       --          --          (1.29)        (0.80)
                                                --------     --------  --------  -------    --------       --------       -------
                          Total Distributions      (0.20)       (0.44)    (0.31)   (0.37)      (0.15)         (1.65)        (1.20)
                                                --------     --------  --------  -------    --------       --------       -------
    Net Asset Value, End of Period              $  18.51     $  17.78  $  16.83  $ 16.18    $  17.72       $  19.26       $ 20.64
                                                ========     ========  ========  =======    ========       ========       =======
                             Total Return (1)      11.98%**      8.33%     6.10%   (6.69)%     (7.23)%**       2.79%        11.52%
                                                ========     ========  ========  =======    ========       ========       =======

    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)   $  3,201     $  2,952  $  2,336  $ 2,105    $  1,917       $  2,081       $ 1,119
    Ratio of expenses with reimbursement to
     average net assets (2)                         1.80%*       1.80%     1.80%    1.95%       2.00%*         2.00%         2.01%
    Ratio of expenses without reimbursement
     to average net assets                          2.10%*       2.13%     2.18%    2.22%       2.00%*         2.23%         2.01%
    Ratio of net investment income to average
     net assets                                     1.60%*       1.00%     1.51%    1.77%       1.55%*         1.89%         1.36%
    Portfolio turnover rate                         7.47%       11.15%    23.83%   25.80%      14.77%         13.17%        18.01%

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for class A and 1.80% for class B.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                                                                 CLASS T SHARES
                                               --------------------------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS                                  EIGHT MONTHS
                                                  ENDED                                         ENDED          YEAR ENDED
                                               FEBRUARY 28,      YEAR ENDED AUGUST 31,       AUGUST 31,        DECEMBER 31,
                                               ------------  ----------------------------   ------------   -------------------
                                                   2005        2004      2003      2002        2001          2000       1999
                                               ------------  --------  --------  --------   ------------   --------  ---------
    Net Asset Value, Beginning of Period        $  18.21     $  17.18  $  16.42  $  17.91     $  19.40     $  20.67   $  19.63
    Investment income--net                          0.20         0.29      0.34      0.43         0.31         0.56       0.42
    Net realized and unrealized gain (loss)
     on investments                                 0.81         1.24      0.77     (1.50)       (1.58)        0.01       1.84
                                                --------     --------  --------  --------     --------     --------   --------
             Total from Investment Operations       1.01         1.53      1.11     (1.07)       (1.27)        0.57       2.26
    Less distributions from
       Investment income--net                      (0.17)       (0.29)    (0.35)    (0.42)       (0.22)       (0.55)     (0.42)
       Capital gains                               (0.06)       (0.21)       --        --           --        (1.29)     (0.80)
                                                --------     --------  --------  --------     --------     --------   --------
                          Total Distributions      (0.23)       (0.50)    (0.35)    (0.42)       (0.22)       (1.84)     (1.22)
                                                --------     --------  --------  --------     --------     --------   --------
    Net Asset Value, End of Period              $  18.99     $  18.21  $  17.18  $  16.42     $  17.91     $  19.40   $  20.67
                                                ========     ========  ========  ========     ========     ========   ========
                             Total Return (1)      12.75%**      8.95%     6.95%    (6.07)%      (6.54)%**     3.64%     11.87%
                                                ========     ========  ========  ========     ========     ========   ========

    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)   $ 23,204     $ 22,785  $ 21,569  $ 21,631     $ 24,798     $ 28,223   $ 30,146
    Ratio of expenses with reimbursement
     to average net assets                          1.20%*       1.23%     1.25%     1.25%        1.25%*       1.25%      1.25%
    Ratio of expenses without reimbursement
     to average net assets                          1.20%*       1.23%     1.26%     1.27%        1.25%*       1.34%      1.41%
    Ratio of net investment income to average
     net assets                                     2.20%*       1.58%     2.08%     2.47%        2.52%*       2.63%      2.15%
    Portfolio turnover rate                         7.47%       11.15%    23.83%    25.80%       14.77%       13.17%     18.01%

*   Ratios annualized

**  Returns are not annualized

(1) Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R GOVERNMENT BOND FUND

                                                             INTEREST/
                                                 MATURITY      STATED        FACE
                                                   DATE        RATE(%)       AMOUNT         VALUE
CORPORATE BONDS
DIVERSIFIED FINANCIALS--1.89%
MBNA Master Credit Card Trust                     02/15/12        7.000   $    500,000   $    554,021

METALS & MINING--3.69%
Carpenter Technology Corp.                        05/15/13        6.625      1,000,000      1,082,949
                                                                                         ------------
                                                          TOTAL CORPORATE BONDS--5.58%
                                                                     (Cost $1,514,579)      1,636,970
                                                                                         ------------
FOREIGN BONDS

U S DOLLAR DENOMINATED
FOREIGN GOVERNMENT BONDS--1.80%
Province of Quebec, Canada                        02/15/09        5.750        500,000        527,646
                                                                                         ------------
                                                            TOTAL FOREIGN BONDS--1.80%
                                                                       (Cost $474,248)        527,646
                                                                                         ------------
U S GOVERNMENT AGENCY AND
 U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--31.11%
Federal Home Loan Bank (a)                        10/25/05        6.230        150,000        152,970
Federal Home Loan Mortgage Corp. (a)              08/01/05        6.750        165,000        167,718
Federal Home Loan Mortgage Corp. (a)              09/15/05        2.875        500,000        499,367
Federal Home Loan Mortgage Corp. (a)              11/15/05        2.125      1,990,000      1,974,707
Federal Home Loan Mortgage Corp.                  03/15/07        4.875      1,600,000      1,634,741
Federal Home Loan Mortgage Corp.                  03/16/07        2.700      1,585,000      1,552,404
Federal Home Loan Mortgage Corp.                  08/03/07        3.750        500,000        498,121
Federal Home Loan Mortgage Corp.                  09/15/07        3.500        581,000        576,541
Federal National Mortgage Assoc.                  02/01/11        6.250      1,850,000      1,999,186
FHLMC, Series 1205-G                              03/15/07        7.000         58,663         58,630
Private Export Funding                            01/15/10        7.200         15,000         16,879
                                                                                         ------------
                                                                                            9,131,264
                                                                                         ------------

                                                              INTEREST/
                                                 MATURITY       STATED         FACE
                                                   DATE         RATE(%)       AMOUNT         VALUE
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES
U S GOVERNMENT SECURITIES--52.68%
U S Treasury Bond                                 02/28/06        1.625   $  2,000,000   $  1,968,046
U S Treasury Note                                 05/15/06        6.875      1,120,000      1,166,156
U S Treasury Note                                 11/15/06        2.625      2,800,000      2,758,437
U S Treasury Note                                 02/15/08        3.000      2,000,000      1,958,124
U S Treasury Note                                 05/15/08        2.625      3,350,000      3,233,142
U S Treasury Note                                 05/15/08        5.625        500,000        527,520
U S Treasury Note                                 11/15/08        4.750        500,000        515,488
U S Treasury Note                                 05/15/14        4.750      1,319,000      1,357,900
U S Treasury Note                                 08/15/14        4.250      2,000,000      1,981,640
                                                                                         ------------
                                                                                           15,466,453
                                                                                         ------------
                     TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--83.79%
                                                                    (Cost $25,118,162)     24,597,717
                                                                                         ------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--7.95%
Federal National Mortgage Assoc.                  03/01/05        2.430      1,060,000      1,060,000
Federal National Mortgage Assoc.                  03/09/05        2.420        400,000        399,785
Federal National Mortgage Assoc.                  03/16/05        2.445        875,000        874,108
                                                                                         ------------
                         TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--7.95%
                                                                     (Cost $2,333,893)      2,333,893
                                                                                         ------------
MONEY MARKET FUNDS--0.18%

                                                                             SHARES
SM&R Money Market Fund, 1.98% (b)                                               52,984         52,984
                                                                                         ------------
                                                       TOTAL MONEY MARKET FUNDS--0.18%
                                                                        (Cost $52,984)         52,984
                                                                                         ------------
                                                             TOTAL INVESTMENTS--99.30%
                                                                    (Cost $29,493,866)     29,149,210
                                        CASH AND OTHER ASSETS, LESS LIABILITIES--0.70%        205,063
                                                                                         ------------
                                                             TOTAL NET ASSETS--100.00%   $ 29,354,273
                                                                                         ============

NOTES TO SCHEDULE OF INVESTMENTS
(a)  Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

US Government                                        91.73%
Canadian Government                                   1.97%
Financials                                            2.06%
Materials                                             4.04%
Affiliated Money Market Fund                          0.20%

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $29,440,882)                                    $      29,096,226
Investments in affiliated money market funds (Cost $52,984)                                                       52,984
                                                                                                       -----------------
   Total investments (Cost $29,493,866)                                                                       29,149,210
Prepaid expenses                                                                                                   9,408
Receivable for:
   Capital stock sold                                                                                             12,379
   Interest                                                                                                      231,201
   Expense reimbursement                                                                                           5,767
Other assets                                                                                                       2,782
                                                                                                       -----------------
                                                                                        TOTAL ASSETS          29,410,747
                                                                                                       -----------------
LIABILITIES
Capital stock reacquired                                                                                          14,467
Distribution payable                                                                                                 743
Accrued:
   Investment advisory fee                                                                                        11,318
   Service fee                                                                                                     5,659
   Distribution fee                                                                                                2,649
Other liabilities                                                                                                 21,638
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              56,474
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $      29,354,273
                                                                                                       =================
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $      29,692,316
Undistributed net investment income                                                                                  134
Accumulated net realized gain on investments                                                                       6,479
Net unrealized depreciation of investments                                                                      (344,656)
                                                                                                       -----------------
Net Assets                                                                                             $      29,354,273
                                                                                                       =================

NET ASSETS:
Class A                                                                                                $       1,042,405

Class B                                                                                                $       1,091,610

Class T                                                                                                $      27,220,258
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $      29,354,273
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,001,150
   Outstanding                                                                                                   100,047

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   104,853

Class T:
   Authorized                                                                                                 23,000,000
   Outstanding                                                                                                 2,646,164

Class A:
   Net asset value and redemption price per share                                                      $           10.42
   Offering price per share: (Net Assets value of $10.42 / 95.25%)                                     $           10.94

Class B:
   Net asset value and offering price per share                                                        $           10.41

Class T:
   Net asset value and redemption price per share                                                      $           10.29
   Offering price per share: (Net Assets value of $10.29 / 95.5%)                                      $           10.77

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                                                               $         437,558
Interest from affiliated money market funds                                                                          195
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME             437,753
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                          73,548
Service fees                                                                                                      36,774
Professional fees                                                                                                  4,332
Custody and transaction fees                                                                                       4,479
Directors' fees                                                                                                    1,790
Qualification fees
   Class A                                                                                                         4,412
   Class B                                                                                                         2,656
   Class T                                                                                                         8,916
Shareholder reporting expenses
   Class A                                                                                                           623
   Class B                                                                                                           403
   Class T                                                                                                         1,365
Insurance expenses                                                                                                 3,861
Distribution fees
   Class A                                                                                                         1,241
   Class B                                                                                                         4,130
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES             148,530
                                                                            LESS EXPENSES REIMBURSED             (38,399)
                                                                                                       -----------------
                                                                                        NET EXPENSES             110,131
                                                                                                       -----------------
INVESTMENT INCOME--NET                                                                                           327,622
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                                6,363
   Change in unrealized depreciation of investments for the period                                              (395,596)
                                                                                                       -----------------
NET LOSS ON INVESTMENTS                                                                                         (389,233)
                                                                                                       -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         (61,611)
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GOVERNMENT BOND FUND

                                                                                     (UNAUDITED)           FOR YEAR
                                                                                    FOR SIX MONTHS           ENDED
                                                                                  ENDED FEBRUARY 28,      AUGUST 31,
                                                                                  -----------------    -----------------
                                                                                        2005                 2004
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         327,622    $         633,117
   Net realized gain on investments                                                           6,363               16,973
   Change in unrealized appreciation (depreciation)                                        (395,596)             287,515
                                                                                  -----------------    -----------------
   Net increase (decrease) in net assets resulting from operations                          (61,611)             937,605
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                (11,164)             (22,707)
     Class B                                                                                 (9,613)             (21,638)
     Class T                                                                               (306,730)            (588,821)
   Capital gains
     Class A                                                                                   (579)             (29,006)
     Class B                                                                                   (620)             (39,495)
     Class T                                                                                (15,913)            (770,369)
                                                                                  -----------------    -----------------
     Total distributions to shareholders                                                   (344,619)          (1,472,036)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                 73,993             (240,334)
     Class B                                                                                (25,235)            (488,459)
     Class T                                                                               (152,623)             298,110
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                  (103,865)            (430,683)
                                                                                  -----------------    -----------------
TOTAL DECREASE                                                                             (510,095)            (965,114)
NET ASSETS
   Beginning of Period                                                                   29,864,368           30,829,482
                                                                                  -----------------    -----------------
   End of Period                                                                  $      29,354,273    $      29,864,368
                                                                                  =================    =================
Undistributed Net Investment Income                                               $             134    $              19
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                              CLASS A SHARES
                                                  --------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                  ------------  ------------------------------------------------------
                                                     2005         2004       2003       2002        2001       2000
                                                  ------------  ---------  --------  ----------  ----------  ---------
    Net Asset Value, Beginning of Period            $ 10.56     $   10.75  $ 10.88   $   10.75   $   10.14   $   10.20
    Investment income--net                             0.12          0.23     0.40        0.48        0.53        0.57
    Net realized and unrealized gain (loss)
     on investments                                   (0.14)         0.11    (0.13)       0.13        0.61       (0.06)
                                                    -------     ---------  -------   ---------   ---------   ---------
                Total from Investment Operations      (0.02)         0.34     0.27        0.61        1.14        0.51
    Less distributions from
       Investment income--net                         (0.12)        (0.23)   (0.40)      (0.48)      (0.53)      (0.57)
       Capital gains                                  (0.00)***     (0.30)      --          --          --          --
                                                    -------     ---------  -------   ---------   ---------   ---------
                             Total Distributions      (0.12)        (0.53)   (0.40)      (0.48)      (0.53)      (0.57)
                                                    -------     ---------  -------   ---------   ---------   ---------
    Net Asset Value, End of Period                  $ 10.42     $   10.56  $ 10.75   $   10.88   $   10.75   $   10.14
                                                    =======     =========  =======   =========   =========   =========
                                Total Return (1)       2.11%**       3.14%    2.51%       5.82%      11.46%       5.15%
                                                    =======     =========  =======   =========   =========   =========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)       $ 1,042     $     983  $ 1,240   $   1,137   $     626   $     127
    Ratio of expenses with reimbursement to
     average net assets (2)                            0.73%*        0.73%    0.73%       1.12%       1.25%       1.25%
    Ratio of expenses without reimbursement to
     average net assets                                2.12%*        2.04%    1.75%       1.80%       1.27%       1.29%
    Ratio of net investment income to average
     net assets                                        2.25%*        2.13%    3.62%       4.73%       5.25%       5.68%
    Portfolio turnover rate                           14.40%        50.62%   99.26%      25.87%      14.01%      30.87%

*   Ratios annualized
**  Returns are not annualized
*** Amount less than $0.01
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                              CLASS B SHARES
                                                  --------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                  ------------  ------------------------------------------------------
                                                      2005        2004       2003       2002        2001       2000
                                                  ------------  ---------  --------  ----------  ----------  ---------
    Net Asset Value, Beginning of Period            $ 10.55     $   10.74  $  10.86  $    10.74  $    10.14  $   10.16
    Investment income--net                             0.09          0.17      0.33        0.43        0.48       0.49
    Net realized and unrealized gain (loss)
     on investments                                   (0.14)         0.11     (0.12)       0.12        0.60      (0.02)
                                                    -------     ---------  --------  ----------  ----------  ----------
                Total from Investment Operations      (0.05)         0.28      0.21        0.55        1.08       0.47
    Less distributions from
       Investment income--net                         (0.09)        (0.17)    (0.33)      (0.43)      (0.48)     (0.49)
       Capital gains                                  (0.00)***     (0.30)       --          --          --         --
                                                    -------     ---------  --------  ----------  ----------  ---------
                             Total Distributions      (0.09)        (0.47)    (0.33)      (0.43)      (0.48)     (0.49)
                                                    -------     ---------  --------  ----------  ----------  ---------
    Net Asset Value, End of Period                  $ 10.41     $   10.55  $  10.74  $    10.86  $    10.74  $   10.14
                                                    =======     =========  ========  ==========  ==========  =========
                                Total Return (1)       1.54%**       2.65%     1.96%       5.27%      10.88%      4.74%
                                                    =======     =========  ========  ==========  ==========  =========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)       $ 1,092     $   1,131  $  1,643  $      758  $      211  $      78
    Ratio of expenses with reimbursement to
     average net assets (2)                            1.23%*        1.23%     1.23%       1.57%       1.75%      1.75%
    Ratio of expenses without reimbursement to
     average net assets                                2.16%*        2.06%     1.95%       2.61%       1.79%      1.84%
    Ratio of net investment income to average
     net assets                                        1.75%*        1.65%     2.99%       4.20%       4.69%      5.12%
    Portfolio turnover rate                           14.40%        50.62%    99.26%      25.87%      14.01%     30.87%

*   Ratios annualized
**  Returns are not annualized
*** Amount less than $0.01
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                                  CLASS T
                                                  --------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                  ------------  ------------------------------------------------------
                                                      2005        2004       2003       2002        2001       2000
                                                  ------------  ---------  --------  ----------  ----------  ---------
    Net Asset Value, Beginning of Period           $  10.43     $   10.62  $  10.75  $    10.64  $    10.05  $   10.10
    Investment income--net                             0.12          0.22      0.40        0.52        0.58       0.59
    Net realized and unrealized gain (loss) on
     investments                                      (0.14)         0.11     (0.13)       0.11        0.59      (0.05)
                                                   --------     ---------  --------  ----------  ----------  ---------
                Total from Investment Operations      (0.02)         0.33      0.27        0.63        1.17       0.54
    Less distributions from
       Investment income--net                         (0.12)        (0.22)    (0.40)      (0.52)      (0.58)     (0.59)
       Capital gains                                  (0.00)***     (0.30)       --          --          --         --
                                                   --------     ---------  --------  ----------  ----------  ---------
                             Total Distributions      (0.12)        (0.52)    (0.40)      (0.52)      (0.58)     (0.59)
                                                   --------     ---------  --------  ----------  ----------  ---------
    Net Asset Value, End of Period                 $  10.29     $   10.43  $  10.62  $    10.75  $    10.64  $   10.05
                                                   ========     =========  ========  ==========  ==========  =========
                                Total Return (1)       2.12%**       3.15%     2.46%       6.08%      11.90%      5.58%
                                                   ========     =========  ========  ==========  ==========  =========

    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)      $ 27,220     $  27,750  $ 27,946  $   26,807  $   25,278  $  22,928
    Ratio of expenses with reimbursement to
     average net assets (2)                            0.73%*        0.73%     0.73%       0.93%       0.97%      0.98%
    Ratio of expenses without reimbursement to
     average net assets                                0.93%*        0.95%     0.91%       0.95%       0.97%      0.98%
    Ratio of net investment income to average
     net assets                                        2.25%*        2.12%     3.60%       4.92%       5.55%      5.91%
    Portfolio turnover rate                           14.40%        50.62%    99.26%      25.87%      14.01%     30.87%

*   Ratios annualized
**  Returns are not annualized
*** Amount less than $0.01
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)

SM&R TAX FREE FUND

MUNICIPAL BONDS

                                                                                 INTEREST/
                                                                       MATURITY   STATED        FACE
RATING(a)                                                                DATE     RATE(%)       AMOUNT         VALUE
            ALABAMA--1.25%
Aaa/AAA     Alabama Drinking Water Financing Authority
              Revolving Fund Loan, Series A - Revenue Bond             08/15/16      4.000   $    180,000   $    179,505
            CALIFORNIA--0.18%
A3/A        California State-general Obligation Bonds Unlimited        06/01/11      5.250         25,000         26,034
            FLORIDA--9.18%
Aaa/AAA     Dade County, Florida Water & Sewer System
              Revenue Bonds                                            10/01/16      5.375        400,000        432,168
Aaa/AAA     Miami-Dade County, Florida Solid Waste System
              Revenue Bonds                                            10/01/18      4.750        400,000        412,452
Aaa/AAA     Miami-Dade County, Florida Expressway Authority Toll
              System Revenue Bonds                                     07/01/29      6.375        400,000        464,616
                                                                                                            ------------
                                                                                                               1,309,236
            ILLINOIS--8.08%
Aaa/AAA     Chicago, Illinois-General Obligation Bonds Unlimited       01/01/25      5.125        100,000        103,529
Aaa/AAA     Chicago, Illinois-Park District General Obligation
              Bonds Unlimited, Series C                                01/01/16      4.850        230,000        241,146
Aaa/AAA     Regional Transportation Authority of Illinois Revenue
              Bonds, Refunding MBIA                                    06/01/18      5.500        200,000        205,346
Aaa/NR      Rockford, Illinois-General Obligation Bonds Unlimited      12/15/18      4.500        180,000        182,939
Aaa/NR      State of Illinois-Build Illinois Bonds, Sales Tax Revenue
              Bonds, Series V                                          06/15/17      6.375        200,000        206,466
Aaa/AAA     State of Illinois-general Obligation Bonds Unlimited       03/01/19      5.000        200,000        212,664
                                                                                                            ------------
                                                                                                               1,152,090
            INDIANA--4.12%
Aaa/AAA     Aurora, Indiana-Building Corp. Revenue Bonds               07/15/13      4.500        405,000        428,360
Aaa/AAA     South Bend, Indiana-Building Corp. Revenue Bonds           02/01/13      4.500        150,000        158,417
                                                                                                            ------------
                                                                                                                 586,777
            LOUISIANA--8.35%
Aaa/AAA     Louisiana Public Facilities Authority Hospital
              Revenue Bonds, Series C                                  07/01/19      5.000        400,000        419,648
Aaa/AAA     Monroe, Louisiana Sales and Use Tax Revenue Bonds          07/01/16      4.000        200,000        200,834
Aaa/AAA     New Orleans, Louisiana Sewer Service Revenue Bonds         06/01/18      5.000        300,000        318,783
Ba2/NR      Plaquemines, Louisiana-port, Harbor & Terminal District,
              Marine Terminal Facilities Revenue Bonds                 09/01/07      5.000        250,000        250,928
                                                                                                            ------------
                                                                                                               1,190,193
            MASSACHUSETTS--3.34%
Aaa/AAA     Massachusetts State Water Revenues Authority,
              General Purpose-Series A                                 11/01/21      5.500        450,000        476,213
            MISSISSIPPI--3.75%
NR/AAA      Greenville Mississippi Public School District
              General Obligation Unlimited                             12/15/11      3.250        205,000        204,176
Aaa/AAA     Mississippi Development Bank Special Obligation
              Clinton Recreational Facilities & Municipal Building -
              Revenue Bond                                             11/01/10      4.500        310,000        330,634
                                                                                                            ------------
                                                                                                                 534,810

MUNICIPAL BONDS

                                                                                 INTEREST/
                                                                       MATURITY   STATED        FACE
RATING(a)                                                                DATE     RATE(%)       AMOUNT         VALUE
            NEW MEXICO--0.71%
Aaa/AAA     Central Consolidated School District No.22 San Juan County
              New Mexico General Obligation School Building Bonds      08/15/09      5.300   $    100,000   $    101,366
            NEW YORK--8.29%
Aaa/AAA     New York City, New York-General Obligation
              Bonds Unlimited, Series J                                02/15/07      5.000        100,000        103,708
A2/A        New York City, New York-General Obligation
              Bonds Unlimited, Series J                                08/01/18      5.000        200,000        209,370
Aa2/AA+     New York City, New York-Transitional Financial
              Authority Revenue Bonds, Series C                        05/01/19      5.000        250,000        265,953
Aaa/AAA     New York-state Tollway Authority
              Highway & Bridge Revenue Bonds, Series B                 04/01/10      3.850        200,000        206,868
Aa3/AA-     Triborough Bridge & Tunnel Authority, New York,
              Revenue Bonds, General Purpose-Series B                  01/01/27      5.200        350,000        396,477
                                                                                                            ------------
                                                                                                               1,182,376
            OHIO--2.95%
Aaa/AAA     Franklin County, Ohio-General Obligation Bonds Limited     12/01/08      5.100        300,000        315,705
Aaa/AAA     Franklin County, Ohio-General Obligation Bonds Limited     12/01/11      5.300        100,000        105,588
                                                                                                            ------------
                                                                                                                 421,293
            OKLAHOMA--0.11%
Aaa/NR      Oklahoma Housing Finance Agency-Single Family
              Mortgage Revenue Bonds (Homeownership Loan
              Program), 1994 Series A-1 (b)                            09/01/07      6.250         15,000         15,079
            TEXAS--36.62%
Aaa/AAA     Aransas County, Texas-correctional Facility Improvements
              General Obligation Bonds Limited                         02/15/13      3.875        250,000        253,855
Aaa/AAA     Austin, Texas-community College District
              Revenue Bonds                                            02/01/10      4.000        100,000        103,760
Aaa/AAA     Austin, Texas-independent School District General
              Obligation Bonds Unlimited Series A                      08/01/12      3.750        150,000        152,460
Aaa/AAA     College Station, Texas Utility Systems
              Revenue Bonds                                            02/01/13      4.125        200,000        205,800
Aaa/AAA     College Station, Texas Utility Systems
              Revenue Bonds                                            02/01/14      4.250         65,000         66,912
Aaa/AAA     Collin County, Texas-Community College District,
              Consolidated Fund, Revenue Bonds                         02/01/15      5.250        400,000        416,780
Aaa/AAA     Dallas-fort Worth International Airport-dallas-fort
              Worth Regional Airport, Joint Revenue Refunding
              Bonds, Series 1994A                                      11/01/10      6.000        100,000        100,313
Aaa/AAA     Dallas, Texas-Independent School District,
              General Obligation Bonds Unlimited                       02/15/09      4.200        100,000        104,605
Aaa/AAA     EI Paso, Texas-Public Improvement, General Obligation
              Bonds Limited                                            08/15/17      4.000        270,000        267,381
Aaa/A+      Flower Mound, Texas-Refunding and Improvement,
              General Obligation Bonds Unlimited                       03/01/17      5.500        200,000        209,702
Aaa/NR      Galveston County, Texas-Public Improvements,
              General Obligation Bonds Unlimited                       02/01/10      4.300         25,000         26,279
Aaa/NR      Galveston County, Texas-Public Improvements,
              General Obligation Bonds Limited                         02/01/11      4.375        125,000        131,831

MUNICIPAL BONDS

                                                                                 INTEREST/
                                                                       MATURITY   STATED        FACE
RATING(a)                                                                DATE     RATE(%)       AMOUNT         VALUE
Aaa/AAA     Jefferson County, Texas-Public Improvement
              Certificates of Obligation, Series B                     08/01/16      4.125   $    255,000   $    256,709
Aaa/AAA     League City, Texas-Public Improvements,
              General Obligation Bonds Limited                         02/15/13      4.750        100,000        106,709
Aaa/AAA     Lubbock County, Texas-General
              Obligation Bonds Limited                                 02/15/17      5.500        250,000        278,240
Aaa/AAA     Lubbock, Texas-Municipal Drainage Utility General
              Obligation Bonds Limited                                 02/15/14      4.000        250,000        253,567
Aaa/AAA     Mission Texas Consolidated Independent School District-
              General Obligation Bonds Unlimited                       02/15/18      4.500        200,000        201,874
Aaa/AAA     Montgomery County, Texas-Public Improvement
              General Obligation Bonds Limited                         03/01/12      4.000        250,000        257,237
Aaa/AAA     Rockwell, Texas-waterworks & Sewer
              General Obligation Bonds Limited                         08/01/11      3.700        115,000        116,987
Aaa/AAA     Round Rock, Texas-independent School District Refunding
              and Improvement General Obligation Bonds Unlimited       08/01/11      4.400        250,000        259,788
Aaa/AAA     San Antonio, Texas-River Authority Sewer Refunding
              and Improvement-Martinez Salatrillo, Revenue Bonds       07/01/12      3.750        100,000        101,214
Aaa/NR      Tarrant County Health Facilities Development
              Corp.-Health System Revenue Bonds,
              (Harris Methodist Health System), Series 1994 (c)        09/01/14      6.000        200,000        233,862
Aa1/AA+     Texas A&M University Revenue and Financing System
              Revenue Refunding Bonds, Series A                        05/15/17      5.000        250,000        268,790
Aaa/AAA     Texas Turnpike Authority-dallas North Tollway System
              Revenue Bonds, Series 1995 (President George
              Bush Turnpike)                                           01/01/15      5.400        100,000        104,468
Aaa/AAA     University of Texas Permanent University Fund
              Revenue Bonds, Prerefunded-Series A to 07/01/2011        07/01/13      6.250         45,000         52,482
Aaa/AAA     University of Texas Permanent University Fund
              Revenue Bonds, Prerefunded-Series a to 01/01/2012        07/01/13      6.250         55,000         64,493
Aaa/AAA     University of Texas Permanent University Fund
              Revenue Bonds, Prerefunded-Series A TO 01/01/2013        07/01/13      6.250         55,000         65,208
Aaa/AAA     Waco, Texas-general Obligation Bonds Limited               02/01/16      4.000        250,000        249,335
Aaa/NR      Weslaco, Texas Independent School District
              General Obligation Bonds                                 02/15/13      5.650        100,000        102,989
Aaa/AAA     West University Place, Texas-general Obligation
              Bonds Limited, Permanent Improvement                     02/01/14      5.650        100,000        102,962
NR/AAA      Wylie, Texas Independent School District General
              Obligation Bonds Unlimited                               08/15/12      4.375        100,000        104,550
                                                                                                              ----------
                                                                                                               5,221,142
            UTAH--0.18%
Aaa/AA      Utah Housing Finance Agency-Single Family
              Mortgage Bonds, 1995 Issue A, (Federally
              Insured or Guaranteed Mortgage Loans) (b)                07/01/12      7.150          5,000          5,108
Aaa/NR      Utah State Housing Financial Agency-
              Single Family Mortgage Bonds, Series F1                  07/01/13      6.000          5,000          5,057
Aa2/AA      Utah State Housing Financial Agency-single Family
              Revenue Bonds (b)                                        07/01/21      6.000         15,000         15,103
                                                                                                              ----------
                                                                                                                  25,268

MUNICIPAL BONDS

                                                                               INTEREST/
                                                                   MATURITY      STATED       FACE
RATING(a)                                                            DATE        RATE(%)      AMOUNT         VALUE
WASHINGTON--5.12%
Aaa/AAA     Seattle, Washington-Municipal Light & Power
              Revenue Bonds, Series B                                  06/01/24      5.000   $    100,000   $    104,674
Aa1/AA      State of Washington-General Obligation
              Bonds Unlimited, Series B                                05/01/18      5.500        300,000        336,042
Aa2/NR      Tumwater, Washington-Office Building Revenue Bonds         07/01/15      5.250        240,000        262,985
Aaa/AAA     Washington State Public Power Supply System Nuclear
              Project Number 1 Refunding Revenue Bonds, Series C       07/01/10      5.500         25,000         26,463
                                                                                                            ------------
                                                                                                                 730,164
                                                                                                            ------------
                                                                            TOTAL MUNICIPAL BONDS--92.23%
                                                                                       (COST $12,540,141)     13,151,546
                                                                                                            ------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--6.52%
Federal National Mortgage Assoc.                                       03/01/05      2.400        500,000        500,000
Federal National Mortgage Assoc.                                       03/09/05      2.430        430,000        429,768
                                                                                                            ------------
                                            TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--6.52%
                                                                                          (COST $929,768)        929,768
                                                                                                            ------------
MONEY MARKET FUNDS                                                                              SHARES
SM&R MONEY MARKET FUND, 1.98% (d)                                                                  52,383         52,383
                                                                                                            ------------
                                                                          TOTAL MONEY MARKET FUNDS--0.37%
                                                                                           (COST $52,383)         52,383
                                                                                                            ------------
                                                                                TOTAL INVESTMENTS--99.12%
                                                                                       (COST $13,522,292)     14,133,697
                                                           CASH AND OTHER ASSETS, LESS LIABILITIES--0.88%        125,246
                                                                                                            ------------
                                                                                TOTAL NET ASSETS--100.00%   $ 14,258,943
                                                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") And Standard & Poor's Corp. ("S&P"). Ratings are unaudited.
(b)  Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(d) The Rate Quoted is the annualized seven-day yield of the fund at February 28, 2005. a Complete Listing of the fund's holdings are included in these Financial Statements. This Fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Miscellaneous                     4.82%
Transportation                   12.31%
Development                       5.36%
Education                        18.69%
Medical                           4.64%
Pollution                         2.90%
Utility                          13.60%
Housing                           0.29%
General Obligation               30.86%
Affiliated Money Market Fund      6.53%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2005 (Unaudited)

SM&R TAX FREE FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $13,469,909)                                    $      14,081,314
Investments in affiliated money market funds (Cost $52,383)                                                       52,383
                                                                                                       -----------------
   Total investments (Cost $13,522,292)                                                                       14,133,697
Prepaid expenses                                                                                                  13,462
Receivable for:
   Capital stock sold                                                                                                200
   Interest                                                                                                      132,225
   Expense reimbursement                                                                                           4,108
Other assets                                                                                                       3,211
                                                                                                       -----------------
                                                                                        TOTAL ASSETS          14,286,903
                                                                                                       -----------------
LIABILITIES
   Distribution payable                                                                                            2,563
Accrued:
   Investment advisory fee                                                                                         5,503
   Service fee                                                                                                     2,752
   Distribution fee                                                                                                1,328
Other liabilities                                                                                                 15,814
                                                                                                       -----------------
                                                                                   TOTAL LIABILITIES              27,960
                                                                                                       -----------------
                                                       NET ASSETS (applicable to shares outstanding)   $      14,258,943
                                                                                                       -----------------
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $      13,646,474
Undistributed net investment income                                                                                   43
Accumulated net realized gain on investments                                                                       1,021
Net unrealized appreciation of investments                                                                       611,405
                                                                                                       -----------------
Net assets                                                                                             $      14,258,943
                                                                                                       =================
NET ASSETS:
Class A                                                                                                $         539,888

Class B                                                                                                $         536,610

Class T                                                                                                $      13,182,445
                                                                                                       -----------------
   TOTAL NET ASSETS                                                                                    $      14,258,943
                                                                                                       =================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                100,000,101
   Outstanding                                                                                                    50,327

Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                    50,052

Class T:
   Authorized                                                                                                 21,000,000
   Outstanding                                                                                                 1,239,875

Class A:
   Net asset value and redemption price per share                                                      $           10.73
   Offering price per share: (Net Assets value of $10.73 / 95.25%)                                     $           11.27

Class B:
   Net asset value and offering price per share                                                        $           10.72

Class T:
   Net asset value and redemption price per share                                                      $           10.63
   Offering price per share: (Net Assets value of $10.63 / 95.5%)                                      $           11.13

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2005 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                                                               $         303,790
Interest from affiliated money market funds                                                                          338
                                                                                                       -----------------
                                                                             TOTAL INVESTMENT INCOME             304,128
                                                                                                       -----------------
EXPENSES
Investment advisory fees                                                                                          35,365
Service fees                                                                                                      17,682
Professional fees                                                                                                  4,331
Custody and transaction fees                                                                                       3,809
Directors' fees                                                                                                    2,516
Qualification fees
   Class A                                                                                                         3,617
   Class B                                                                                                         2,673
   Class T                                                                                                         6,698
Shareholder reporting expenses
   Class A                                                                                                            98
   Class B                                                                                                            81
   Class T                                                                                                           373
Insurance expenses                                                                                                 1,357
Distribution fees
   Class A                                                                                                           670
   Class B                                                                                                         1,989
                                                                                                       -----------------
                                                                                      TOTAL EXPENSES              81,259
                                                                            LESS EXPENSES REIMBURSED             (26,884)
                                                                                                       -----------------
                                                                                        NET EXPENSES              54,375
                                                                                                       -----------------
INVESTMENT INCOME--NET                                                                                           249,753
                                                                                                       -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                                  988
   Change in unrealized depreciation of investments for the period                                              (111,381)
                                                                                                       -----------------
NET LOSS ON INVESTMENTS                                                                                         (110,393)
                                                                                                       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $         139,360
                                                                                                       =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R TAX FREE FUND

                                                                                     (UNAUDITED)
                                                                                   FOR SIX MONTHS       FOR YEAR ENDED
                                                                                  ENDED FEBRUARY 28,       AUGUST 31,
                                                                                  ------------------   -----------------
                                                                                         2005                 2004
                                                                                  ------------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                         $         249,753    $         552,561
   Net realized gain on investments                                                             988                2,466
   Change in unrealized appreciation (depreciation)                                        (111,381)             162,363
                                                                                  -----------------    -----------------
   Net increase in net assets resulting from operations                                     139,360              717,390
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment Income--Net
     Class A                                                                                 (9,509)             (22,086)
     Class B                                                                                 (8,092)             (19,572)
     Class T                                                                               (232,109)            (510,895)
   Capital gains
     Class A                                                                                    (95)              (1,149)
     Class B                                                                                    (94)              (1,146)
     Class T                                                                                 (2,336)             (26,744)
                                                                                  -----------------    -----------------
     Total distributions from shareholders                                                 (252,235)            (581,592)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                  1,660             (107,327)
     Class B                                                                                  4,733               33,526
     Class T                                                                                133,078             (299,995)
                                                                                  -----------------    -----------------
     Total net capital share transactions                                                   139,471             (373,796)
                                                                                  -----------------    -----------------
TOTAL INCREASE (DECREASE)                                                                    26,596             (237,998)
NET ASSETS
   Beginning of Period                                                                   14,232,347           14,470,345
                                                                                  -----------------    -----------------
   End of Period                                                                  $      14,258,943    $      14,232,347
                                                                                  =================    =================
   Undistributed Net Investment Income                                            $              43    $              --
                                                                                  =================    =================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                                    CLASS A SHARES
                                                    ------------------------------------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED
                                                    FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                                    ------------    --------------------------------------------------------------
                                                        2005           2004         2003         2002         2001         2000
                                                    ------------    ----------   ----------   ----------   ----------   ----------
     Net Asset Value, Beginning of Period            $    10.81     $    10.71   $    10.89   $    10.80   $    10.33   $    10.22
     Investment income--net                                0.19           0.42         0.44         0.43         0.46         0.46
     Net realized and unrealized gain (loss) on
      investments                                         (0.08)          0.12        (0.18)        0.09         0.49         0.12
                                                     ----------     ----------   ----------   ----------   ----------   ----------
                  Total from Investment Operations         0.11           0.54         0.26         0.52         0.95         0.58
     Less distributions from
        Investment income--net                            (0.19)         (0.42)       (0.44)       (0.43)       (0.46)       (0.46)
        Capital gains                                     (0.00)***      (0.02)          --           --        (0.02)       (0.01)
                                                     ----------     ----------   ----------   ----------   ----------   ----------
                               Total Distributions        (0.19)         (0.44)       (0.44)       (0.43)       (0.48)       (0.47)
                                                     ----------     ----------   ----------   ----------   ----------   ----------
     Net Asset Value, End of Period                  $    10.73     $    10.81   $    10.71   $    10.89   $    10.80   $    10.33
                                                     ==========     ==========   ==========   ==========   ==========   ==========
                                  Total Return (1)         5.03%**        5.12%        2.40%        4.99%        9.34%        5.86%
                                                     ==========     ==========   ==========   ==========   ==========   ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                       $  539,888     $  542,502   $  643,287   $  384,438   $  245,697   $  211,755
     Ratio of expenses with reimbursement to
      average net assets (2)                               0.75%*         0.75%        0.75%        0.93%        1.00%        1.00%
     Ratio of expenses without reimbursement to
      average net assets                                   1.25%*         1.26%        1.24%        1.26%        1.33%        1.35%
     Ratio of net investment income to average
      net assets                                           3.56%*         3.84%        4.09%        4.14%        4.34%        4.59%
     Portfolio turnover rate                               3.42%          1.15%       18.23%        8.80%        0.18%        7.61%

                                                                                    CLASS B SHARES
                                                    ------------------------------------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED
                                                    FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                                    ------------    --------------------------------------------------------------
                                                        2005          2004         2003         2002         2001         2000
                                                    ------------    ----------   ----------   ----------   ----------   ----------
     Net Asset Value, Beginning of Period            $    10.81     $    10.71   $    10.90   $    10.79   $    10.32   $    10.20
     Investment income--net                                0.16           0.36         0.40         0.37         0.40         0.41
     Net realized and unrealized gain (loss) on
      investments                                         (0.09)          0.12        (0.19)        0.11         0.49         0.13
                                                     ----------     ----------   ----------   ----------   ----------   ----------
                  Total from Investment Operations         0.07           0.48         0.21         0.48         0.89         0.54
     Less distributions from
        Investment income--net                            (0.16)         (0.36)       (0.40)       (0.37)       (0.40)       (0.41)
        Capital gains                                     (0.00)***      (0.02)          --           --        (0.02)       (0.01)
                                                     ----------     ----------   ----------   ----------   ----------   ----------
                               Total Distributions        (0.16)         (0.38)       (0.40)       (0.37)       (0.42)       (0.42)
                                                     ----------     ----------   ----------   ----------   ----------   ----------
     Net Asset Value, End of Period                  $    10.72     $    10.81   $    10.71   $    10.90   $    10.79   $    10.32
                                                     ==========     ==========   ==========   ==========   ==========   ==========
                                  Total Return (1)         4.42%**        4.59%        1.91%        4.57%        8.74%        5.47%
                                                     ==========     ==========   ==========   ==========   ==========   ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period                       $  536,610     $  536,101   $  496,912   $  513,273   $  178,880   $  115,025
     Ratio of expenses with reimbursement to
      average net assets (2)                               1.25%*         1.25%        1.25%        1.42%        1.50%        1.50%
     Ratio of expenses without reimbursement to
      average net assets                                   1.75%*         1.78%        1.74%        1.75%        1.84%        1.87%
     Ratio of net investment income to average
      net assets                                           3.06%*         3.34%        3.59%        3.65%        3.82%        4.12%
     Portfolio turnover rate                               3.42%          1.15%       18.23%        8.80%        0.18%        7.61%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

                                                                                    CLASS T SHARES
                                                    ------------------------------------------------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED
                                                    FEBRUARY 28,                         YEAR ENDED AUGUST 31,
                                                    ------------     -------------------------------------------------------------
                                                        2005            2004        2003         2002         2001         2000
                                                    ------------     ----------   ---------   ----------   ----------   ----------
     Net Asset Value, Beginning of Period            $     10.72     $    10.61   $   10.80   $    10.71   $    10.25   $    10.14
     Investment Income--net                                 0.39           0.41        0.44         0.46         0.48         0.49
     Net realized and unrealized gain (loss) on
      investments                                          (0.09)          0.13       (0.18)        0.08         0.48         0.12
                                                    ------------     ----------   ---------   ----------   ----------   ----------
                  Total from Investment Operations          0.30           0.54        0.26         0.54         0.96         0.61
     Less distributions from
        Investment income--net                             (0.39)         (0.41)      (0.45)       (0.45)       (0.48)       (0.49)
        Capital gains                                      (0.00)***      (0.02)         --           --        (0.02)       (0.01)
                                                    ------------     ----------   ---------   ----------   ----------   ----------
                               Total Distributions         (0.39)         (0.43)      (0.45)       (0.45)       (0.50)       (0.50)
                                                    ------------     ----------   ---------   ----------   ----------   ----------
     Net Asset Value, End of Period                  $     10.63     $    10.72   $   10.61   $    10.80   $    10.71   $    10.25
                                                    ============     ==========   =========   ==========   ==========   ==========
                                  Total Return (1)          5.03%**        5.20%       2.38%        5.24%        9.59%        6.16%
                                                    ============     ==========   =========   ==========   ==========   ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)       $    13,182     $   13,154   $  13,330   $   12,472   $   11,700   $   11,030
     Ratio of expenses with reimbursement to
      average net assets (2)                                0.75%*         0.75%       0.75%        0.75%        0.75%        0.75%
     Ratio of expenses without reimbursement to
      average net assets                                    1.03%*         1.04%       1.03%        1.05%        1.08%        1.11%
     Ratio of net investment income to average
      net assets                                            3.56%*         3.83%       4.08%        4.34%        4.59%        4.84%
     Portfolio turnover rate                                3.42%          1.15%      18.23%        8.80%        0.18%        7.61%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R PRIMARY FUND

                                                                                   INTEREST/
                                                                    MATURITY        STATED         FACE
                                                                      DATE          RATE(%)        AMOUNT          VALUE
COMMERCIAL PAPER
AEROSPACE & DEFENSE--3.77%
ITT Industries Inc.                                                 03/07/05           2.600   $     994,000   $     993,569
AUTOMOBILES--3.77%
Dollar Thrifty Funding                                              03/11/05           2.530         993,000         992,301
COMPUTERS & PERIPHERALS--3.70%
Hewlett-Packard Co.                                                 04/25/05           2.670         978,000         974,007
DISTRIBUTORS--3.97%
Deluxe Corp.                                                        03/23/05           2.600       1,047,000       1,045,336
DIVERSIFIED FINANCIALS--10.14%
Countrywide Home Loans                                              03/03/05           2.560       1,020,000       1,019,855
Natural Rural Utilities                                             03/14/05           2.510         622,000         621,436
Textron Financial Corp.                                             03/01/05           2.590       1,030,000       1,030,000
                                                                                                               -------------
                                                                                                                   2,671,291

ELECTRIC UTILITIES--4.37%
PacificCorp                                                         03/18/05           2.580       1,152,000       1,150,596
FOOD PRODUCTS--7.76%
Kraft Foods Inc.                                                    03/22/05           2.620       1,249,000       1,247,090
Sara Lee Corp.                                                      03/02/05           2.490         796,000         795,945
                                                                                                               -------------
                                                                                                                   2,043,035

HEALTH CARE EQUIPMENT & SUPPLIES--3.86%
Guidant Corp.                                                       03/21/05           2.580       1,019,000       1,017,539
HEALTH CARE PROVIDERS/SERVICE--4.79%
St. Jude Medical Inc.                                               03/16/05           2.560       1,264,000       1,262,651
HOUSEHOLD DURABLES--8.17%
Fortune Brands Inc.                                                 03/17/05           2.500       1,159,000       1,157,711
Whirlpool Corp.                                                     03/10/05           2.550         994,000         993,365
                                                                                                               -------------
                                                                                                                   2,151,076

HOUSEHOLD PRODUCTS--4.23%
Clorox Co.                                                          03/09/05           2.570       1,115,000       1,114,362
INDUSTRIAL CONGLOMERATES--4.91%
Illinois Tool Works Inc.                                            03/29/05           2.570       1,295,000       1,292,411
INSURANCE--4.53%
Alfa Corp.                                                          03/15/05           2.500       1,193,000       1,191,839
MEDIA--14.56%
Dow Jones & Co Inc.                                                 03/31/05           2.570       1,014,000       1,011,826
Knight-Ridder Inc.                                                  03/28/05           2.520         848,000         846,394
Tribune Co.                                                         03/08/05           2.530       1,030,000       1,029,492
Walt Disney Co. (The)                                               03/04/05           2.530         948,000         947,800
                                                                                                               -------------
                                                                                                                   3,835,512

METALS & MINING--4.26%
Alcoa Inc.                                                          03/30/05           2.560       1,123,000       1,120,681
                                                                                                               -------------
                                                                              TOTAL COMMERCIAL PAPER--86.79%
                                                                                          (Cost $22,856,206)      22,856,206
                                                                                                               -------------

                                                                                  INTEREST/
                                                                    MATURITY       STATED          FACE
                                                                      DATE         RATE(%)         AMOUNT          VALUE
CORPORATE BONDS

BUILDING PRODUCTS--1.40%
Armstrong Holdings Inc. (a)                                         08/15/03          6.350    $     500,000   $     370,000
DIVERSIFIED FINANCIALS--5.91%
JPMorgan Chase & Co.                                                08/15/06          5.625          500,000         512,769
SBC Commun. Capital Corp.                                           08/14/06          7.110        1,000,000       1,042,788
                                                                                                               -------------
                                                                                                                   1,555,557
                                                                                                               -------------
                                                                                TOTAL CORPORATE BONDS--7.31%
                                                                                           (Cost $2,075,846)       1,925,557
                                                                                                               -------------
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--1.88%
Federal Home Loan Bank                                              06/21/07          3.870          500,000         494,956
                                                                                                               -------------
U S GOVERNMENT SECURITIES--4.05%
U S Treasury Bond                                                   02/15/29          5.250        1,000,000       1,066,172
                                                                                                               -------------
                                            TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--5.93%
                                                                                           (Cost $1,389,115)       1,561,128
                                                                                                               -------------
                                                                                  TOTAL INVESTMENTS--100.03%
                                                                                          (Cost $26,321,167)      26,342,891
                                                              LIABILITIES IN EXCESS OF OTHER ASSETS--(0.03)%          (8,937)
                                                                                                               -------------
                                                                                   TOTAL NET ASSETS--100.00%   $  26,333,954
                                                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is in default of interest. On February 24, 2005, a U.S. District Court Judge issued a ruling finding that Armstrong World Industries, Inc.'s Plan of Reorganization in its Chapter 11 case from the U.S. Bankruptcy Court in Wilmington, Delaware was not confirmable. A conference hearing is scheduled for April 25, 2005.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

US Government       44.77%
Financials          44.62%
Industrials         10.61%

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2005 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $26,321,167)                                    $   26,342,891
Cash                                                                                                               83
Prepaid expenses                                                                                                   87
Receivable for:
   Capital stock sold                                                                                           3,884
   Interest                                                                                                    42,593
   Expense reimbursement                                                                                        1,962
Other assets                                                                                                    2,782
                                                                                                       --------------
                                                                                        TOTAL ASSETS       26,394,282
                                                                                                       --------------
LIABILITIES
Capital stock reacquired                                                                                       26,433
Distribution payable                                                                                            2,744
Accrued:
   Investment advisory fee                                                                                     10,104
   Service fee                                                                                                  5,052
Other liabilities                                                                                              15,995
                                                                                                       --------------
                                                                                   TOTAL LIABILITIES           60,328
                                                                                                       --------------
                                                                                          NET ASSETS   $   26,333,954
                                                                                                       ==============
Shares of capital stock outstanding, (2,176,000,000 shares authorized, $.01 par value per share)           26,448,425
                                                                                                       ==============
Net asset value                                                                                        $         1.00
                                                                                                       ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $   26,453,571
Accumulated net realized loss on investments                                                                 (141,340)
Net unrealized appreciation of investments                                                                     21,723
                                                                                                       --------------
Net Assets                                                                                             $   26,333,954
                                                                                                       ==============

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME
Interest                                                                                               $      301,321
                                                                                                       --------------
EXPENSES
Investment advisory fees                                                                                       65,189
Service fees                                                                                                   32,594
Professional fees                                                                                               4,331
Custody and transaction fees                                                                                    5,540
Directors' fees                                                                                                 2,516
Qualification fees                                                                                              2,266
Shareholder reporting expenses                                                                                  1,488
Insurance expenses                                                                                              2,878
                                                                                                       --------------
                                                                                      TOTAL EXPENSES          116,802
                                                                            LESS EXPENSES REIMBURSED          (12,498)
                                                                                                       --------------
                                                                                        NET EXPENSES          104,304
                                                                                                       --------------
INVESTMENT INCOME--NET                                                                                        197,017
                                                                                                       --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in unrealized appreciation of investments for the period                                            110,983
                                                                                                       --------------
NET GAIN ON INVESTMENTS                                                                                       110,983
                                                                                                       ==============
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $      308,000
                                                                                                       ==============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                                             (UNAUDITED)
                                                                         FOR SIX MONTHS ENDED      FOR YEAR ENDED
                                                                             FEBRUARY 28,            AUGUST 31,
                                                                         --------------------   -------------------
                                                                                2005                    2004
                                                                         --------------------   -------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $            197,017   $           222,772
  Change in unrealized appreciation                                                   110,983                32,505
                                                                         --------------------   -------------------
  Net increase in net assets resulting from operations                                308,000               255,277
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                             (197,017)             (222,772)

CAPITAL SHARE TRANSACTION--NET                                                         25,572            (1,243,907)
                                                                         --------------------   -------------------
TOTAL INCREASE (DECREASE)                                                             136,555            (1,211,402)
NET ASSETS
  Beginning of Period                                                              26,197,399            27,408,801
                                                                         --------------------   -------------------
  End of Period                                                          $         26,333,954   $        26,197,399
                                                                         ====================   ===================

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED
                                                     FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                                     ------------      --------------------------------------------------------
                                                         2005            2004        2003        2002        2001        2000
                                                     ------------      --------    --------    --------    --------    --------
     Net Asset Value, Beginning of Period            $       0.99      $   0.99    $   0.99    $   1.00    $   0.99    $   1.00
     Investment income--net                                  0.01          0.01        0.01        0.02        0.05        0.06
     Net realized and unrealized gain (loss) on
       investments                                           0.01            --          --       (0.01)       0.01       (0.01)
                                                     ------------      --------    --------    --------    --------    --------
                  Total from Investment Operations           0.02          0.01        0.01        0.01        0.06        0.05
     Less distributions from
       Investment income--net                               (0.01)        (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
                                                     ------------      --------    --------    --------    --------    --------
                               Total Distributions          (0.01)        (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
                                                     ------------      --------    --------    --------    --------    --------
     Net Asset Value, End of Period                  $       1.00      $   0.99    $   0.99    $   0.99    $   1.00    $   0.99
                                                     ============      ========    ========    ========    ========    ========
                                      Total Return           3.75%**       0.83%       1.35%       1.33%       6.20%       4.68%
                                                     ============      ========    ========    ========    ========    ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
       DATA
     Net Assets, end of period (000's omitted)       $     26,334      $ 26,197    $ 27,409    $ 27,304    $ 31,857    $ 26,795
     Ratio of expenses with reimbursement to
       average net assets                                    0.80%*        0.80%       0.80%       0.80%       0.80%       0.80%
     Ratio of expenses without reimbursement to
       average net assets                                    0.90%*        0.91%       0.89%       0.92%       0.97%       1.04%
     Ratio of net investment income to average
       net assets                                            1.52%*        0.83%       1.35%       2.29%       5.10%       5.55%
     Portfolio turnover rate                                   --         70.47%         --          --          --       18.46%

*    Ratios annualized

**   Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2005 (Unaudited)

SM&R MONEY MARKET FUND

                                                                                   INTEREST/
                                                                    MATURITY        STATED          FACE
                                                                      DATE          RATE(%)         AMOUNT          VALUE
COMMERCIAL PAPER

AUTOMOBILES--3.38%
Dollar Thrifty Funding                                              03/02/05           2.550   $   3,126,000   $   3,125,778
CHEMICALS--5.17%
E.I. du Pont Nemours and Co.                                        03/31/05           2.520       4,800,000       4,789,902
CHEMICALS--2.41%
First Data Corp.                                                    03/24/05           2.510       2,232,000       2,228,419
DIVERSIFIED FINANCIALS--12.96%
CIT Group Inc.                                                      03/21/05           2.530       2,872,000       2,867,958
Int'l Lease Finance Corp.                                           03/16/05           2.510       4,453,000       4,448,335
Paccar Financial Corp.                                              03/18/05           2.480       4,691,000       4,685,502
                                                                                                               -------------
                                                                                                                  12,001,795
ELECTRIC EQUIPMENT--2.47%
Siemens Capital Co. LLC                                             03/17/05           2.500       2,294,000       2,291,450
INDUSTRIAL CONGLOMERATES--4.46%
Illinois Tool Works Inc.                                            03/11/05           2.520       4,128,000       4,125,110
INSURANCE--5.11%
Alfa Corp.                                                          03/07/05           2.500       4,731,000       4,729,026
                                                                                                               -------------
                                                                              TOTAL COMMERCIAL PAPER--35.96%
                                                                                          (Cost $33,291,480)      33,291,480
                                                                                                               -------------
U S GOVERNMENT AND AGENCY
  SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--60.86%
Federal Home Loan Bank                                              03/09/05           2.430       7,215,000       7,211,100
Federal Home Loan Bank                                              03/10/05           2.420       5,341,000       5,337,768
Federal Home Loan Bank                                              03/28/05           2.500       8,042,000       8,026,917
Federal Home Loan Mortgage Corp.                                    03/08/05           2.440       2,578,000       2,576,775
Federal National Mortgage Assoc.                                    03/01/05           2.400       6,554,000       6,554,000
Federal National Mortgage Assoc.                                    03/03/05           2.440       5,843,000       5,842,207
Federal National Mortgage Assoc.                                    03/04/05           2.380       4,322,000       4,321,142
Federal National Mortgage Assoc.                                    03/14/05           2.420       3,193,000       3,190,207
Federal National Mortgage Assoc.                                    03/30/05           2.460       5,891,000       5,879,316
Federal National Mortgage Assoc.                                    04/06/05           2.520       7,429,000       7,410,259
                                                                                                               -------------
                                              TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--60.86%
                                                                                          (Cost $56,349,691)      56,349,691
                                                                                                               -------------
                                                                                   TOTAL INVESTMENTS--96.82%
                                                                                          (Cost $89,641,171)      89,641,171
                                                              CASH AND OTHER ASSETS, LESS LIABILITIES--3.18%       2,939,497
                                                                                                               -------------
                                                                                   TOTAL NET ASSETS--100.00%   $  92,580,668
                                                                                                               =============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2005 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value                                              $   89,641,171
Prepaid expenses                                                                                               56,732
Cash                                                                                                              768
Receivable for:
   Expense reimbursement                                                                                        5,718
   Capital stock sold                                                                                       3,759,520
                                                                                                       --------------
                                                                                        TOTAL ASSETS       93,463,909
                                                                                                       --------------
LIABILITIES
Capital stock reacquired                                                                                      815,797
Distribution payable                                                                                            7,884
Accrued:
   Investment advisory fee                                                                                     18,897
   Service fee                                                                                                 18,889
Other liabilities                                                                                              21,774
                                                                                                       --------------
                                                                                   TOTAL LIABILITIES          883,241
                                                                                                       --------------
                                                                                          NET ASSETS   $   92,580,668
                                                                                                       ==============
Shares of capital stock outstanding, (2,000,000,000 shares authorized, $.01 par value per share)           92,580,668
                                                                                                       ==============
Net asset value                                                                                        $         1.00
                                                                                                       ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $   92,580,668
                                                                                                       --------------
Net Assets                                                                                             $   92,580,668
                                                                                                       ==============

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME
Interest                                                                                               $      975,736
                                                                                                       --------------
EXPENSES
Investment advisory fees                                                                                      120,957
Service fees                                                                                                  120,806
Professional fees                                                                                               4,331
Custody and transaction fees                                                                                    9,064
Directors' fees                                                                                                 2,516
Qualification fees                                                                                              4,416
Shareholder reporting expenses                                                                                  2,366
Insurance expenses                                                                                             14,245
                                                                                                       --------------
                                                                                      TOTAL EXPENSES          278,701
                                                                            LESS EXPENSES REIMBURSED          (36,753)
                                                                                                       --------------
                                                                                        NET EXPENSES          241,948
                                                                                                       --------------
INVESTMENT INCOME--NET                                                                                 $      733,788
                                                                                                       ==============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                                                             (UNAUDITED)
                                                                         FOR SIX MONTHS ENDED      FOR YEAR ENDED
                                                                             FEBRUARY 28,            AUGUST 31,
                                                                         -------------------    -------------------
                                                                                2005                    2004
                                                                         -------------------    -------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                 $           733,788    $           483,068
                                                                         -------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                            (733,788)              (483,068)
                                                                         -------------------    -------------------

CAPITAL SHARE TRANSACTIONS--NET                                                   (2,620,866)            (8,267,569)
                                                                         -------------------    -------------------
TOTAL DECREASE                                                                    (2,620,866)            (8,267,569)
NET ASSETS
  Beginning of Period                                                             95,201,534            103,469,103
                                                                         -------------------    -------------------
  End of Period                                                          $        92,580,668    $        95,201,534
                                                                         ===================    ===================

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED
                                                     FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                                     ------------      --------------------------------------------------------
                                                         2005            2004        2003        2002        2001        2000
                                                     ------------      --------    --------    --------    --------    --------
     Net Asset Value, Beginning of Period            $       1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
     Investment income--net                                  0.01          0.01        0.01        0.02        0.05        0.05
                                                     ------------      --------    --------    --------    --------    --------
                  Total from Investment Operations           0.01          0.01        0.01        0.02        0.05        0.05
     Less distributions from
      Investment income--net                                (0.01)        (0.01)      (0.01)      (0.02)      (0.05)      (0.05)
                                                     ------------      --------    --------    --------    --------    --------
                               Total Distributions          (0.01)        (0.01)      (0.01)      (0.02)      (0.05)      (0.05)
                                                     ------------      --------    --------    --------    --------    --------
     Net Asset Value, End of Period                  $       1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                     ============      ========    ========    ========    ========    ========
                                      Total Return           1.67%**       0.58%       0.80%       1.53%       4.92%       5.56%
                                                     ============      ========    ========    ========    ========    ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period (000's omitted)       $     92,581      $ 95,202    $103,469    $154,610    $102,092    $ 54,258
     Ratio of expenses with reimbursement to
      average net assets                                     0.50%*        0.50%       0.50%       0.50%       0.49%       0.49%
     Ratio of expenses without reimbursement to
      average net assets                                     0.58%*        0.60%       0.58%       0.56%       0.49%       0.66%
     Ratio of net investment income to average
      net assets                                             1.52%*        0.58%       0.84%       1.48%       4.63%       5.58%

*    Ratios annualized

**   Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 2005 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Money Market Fund and Primary Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund each offer two classes of shares, they are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value. Investments in affiliated money market funds are valued at the end of the day net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING AUGUST 31, 2004                   LOSS CARRYFORWARDS     EXPIRATION DATES
Alger Technology Fund                               $      188,304             2009
                                                    $      113,717             2010
Alger Aggressive Growth Fund                        $       77,565             2009
                                                    $      255,670             2010
Alger Small-Cap Fund                                $        1,991             2010
Alger Growth Fund                                   $      105,461             2009
                                                    $      283,240             2010
Growth Fund                                         $    2,201,708             2009
                                                    $   19,618,628             2010
                                                    $    7,083,770             2011
Primary Fund                                        $       36,349             2007
                                                    $           88             2008
                                                    $          242             2009
                                                    $      104,661             2010

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                           INVESTMENT
                                                                          ADVISORY FEE
EQUITY FUNDS:

             Alger Technology Fund                                            1.35%
             Alger Aggressive Growth Fund                                     1.05%
             Alger Small-Cap Fund                                             1.00%
             Alger Growth Fund                                                0.85%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund to Fred Alger Management, Inc. Fred Alger Management makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management's buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of these series. The series are not responsible for paying the sub-advisory fee directly.

Growth, Equity Income and Balanced Funds

             NET ASSETS
             Not exceeding $100,000,000                                          0.750%
             Exceeding $100,000,000 but not exceeding $200,000,000               0.625%
             Exceeding $200,000,000 but not exceeding $300,000,000               0.500%
             Exceeding $300,000,000                                              0.400%

FIXED INCOME FUNDS:

Government Bond and Tax Free Funds

             NET ASSETS
             Not exceeding $100,000,000                                           0.50%
             Exceeding $100,000,000 but not exceeding $300,000,000                0.45%
             Exceeding $300,000,000                                               0.40%

Primary Fund

             All average daily net assets                                         0.50%

Money Market Fund

             All average daily net assets                                         0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

             NET ASSETS                                                         SERVICE FEES
             Not exceeding $100,000,000                                             0.25%
             Exceeding $100,000,000 but not exceeding $200,000,000                  0.20%
             Exceeding $200,000,000 but not exceeding $300,000,000                  0.15%
             Exceeding $300,000,000                                                 0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2005, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each fund's average daily net assets:

                                                            CLASS A     CLASS B   CLASS T    UNIVERSAL
            Alger Technology Fund                             2.10%       2.75%
            Alger Aggressive Growth Fund                      1.85%       2.50%
            Alger Small-Cap Fund                              1.90%       2.55%
            Alger Growth Fund                                 1.70%       2.35%
            Growth Fund                                       1.36%       1.86%       --
            Equity Income Fund                                1.26%       1.76%       --
            Balanced Fund                                     1.30%       1.80%       --
            Government Bond Fund                              0.73%       1.23%     0.73%
            Tax Free Fund                                     0.75%       1.25%     0.75%
            Primary Fund                                                                        0.80%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after December 31, 2005 without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

                                                                DISTRIBUTION   SERVICE   TOTAL 12b-1
                                                                    FEE          FEE         FEE
GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

            Class A Shares                                          0.25%         --         0.25%
            Class B Shares                                          0.50%       0.25%        0.75%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH,
ALGER SMALL-CAP AND ALGER GROWTH FUNDS

            Class A Shares                                          0.35%         --         0.35%
            Class B Shares                                          1.00%         --         1.00%

For the six months ended February 28, 2005, each series paid or accrued the following, as compensation under the Plans:

             Alger Technology Fund                                                $   2,752
             Alger Aggressive Growth Fund                                         $   4,942
             Alger Small-Cap Fund                                                 $   4,590
             Alger Growth Fund                                                    $   8,131
             Growth Fund                                                          $  20,828
             Equity Income Fund                                                   $  39,039
             Balanced Fund                                                        $  17,487
             Government Bond Fund                                                 $   5,371
             Tax Free Fund                                                        $   2,659

SALES CHARGES:

During the six months ended February 28, 2005, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                                                                         SALES                SALES
                                                                        CHARGES              CHARGES
                                                                    RECEIVED BY SM&R   REALLOWED TO DEALERS
            Alger Technology Fund                                   $            670   $                 44
            Alger Aggressive Growth Fund                            $          4,038   $                179
            Alger Small-Cap Fund                                    $          3,289   $                 85
            Alger Growth Fund                                       $          6,078   $                499
            Growth Fund                                             $         36,609   $                781
            Equity Income Fund                                      $         41,742   $              1,171
            Balanced Fund                                           $         24,312   $                461
            Government Bond Fund                                    $          2,765   $                124
            Tax Free Fund                                           $            889   $                 --

For the six months ended February 28, 2005, SM&R received $18,621 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2005, SM&R and American National had the following ownership in these series:

                                        SM&R                       AMERICAN NATIONAL         AMERICAN NATIONAL SUBSIDIARIES
                            -----------------------------   ------------------------------  --------------------------------
                                        PERCENT OF SHARES                PERCENT OF SHARES                 PERCENT OF SHARES
                              SHARES       OUTSTANDING        SHARES        OUTSTANDING        SHARES         OUTSTANDING
   Growth Fund                 228,349               0.82%         348                  --     2,584,705                9.29%
   Equity Income Fund           21,028               0.43%          --                  --            --                  --
   Balanced Fund               153,427               9.23%          --                  --       359,393               21.61%
   Government Bond Fund        661,461              23.12%       5,161                0.18%    1,018,628               35.60%
   Tax Free Fund               166,849              12.57%          --                  --       837,698               63.12%
   Primary Fund                 16,728               0.06%  23,755,563               89.91%        6,193                0.02%
   Money Market Fund         2,082,611               2.19%  43,316,980               45.50%   28,328,380               29.76%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2005, Fred Alger Management, Inc. had the following ownership in these series:

                                                                           PERCENT OF SHARES
                                                                 SHARES       OUTSTANDING
            Alger Technology Fund                                 25,000                5.19%
            Alger Aggressive Growth Fund                          25,000                7.15%
            Alger Small-Cap Fund                                  25,000                9.06%
            Alger Growth Fund                                     25,000                6.88%

The Company pays directors' fees and expenses for all the independent directors.

Fred Alger and Company, Incorporated ("Alger Inc.") is an affiliated broker-dealer of Fred Alger Management. During the six months ended February 28, 2005, the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Alger Inc., in the amount of $1,712, $2,112, $1,505 and $5,733, respectively.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the six months ended February 28, 2005 were:

            Purchases                                                 $  11,155,365
            Sales                                                     $  10,839,488

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                                       PURCHASES             SALES
            Alger Technology Fund                                     $  1,646,394       $   1,704,715
            Alger Aggressive Growth Fund                              $  1,768,778       $   1,699,639
            Alger Small-Cap Fund                                      $  1,260,530       $   1,206,902
            Alger Growth Fund                                         $  3,479,587       $   3,436,856
            Growth Fund                                               $  2,100,466       $  10,623,534
            Equity Income Fund                                        $  1,029,595       $   6,812,492
            Balanced Fund                                             $  2,068,955       $   2,964,014
            Government Bond Fund                                      $  5,862,761       $   3,758,171
            Tax Free Fund                                             $  1,421,123       $     431,600
            Primary Fund                                              $         --       $     500,000

Gross unrealized appreciation and depreciation as of February 28, 2005, is as follows:

                                                            COST             APPRECIATION        DEPRECIATION
            Alger Technology Fund                      $      971,750       $       58,370      $       52,405
            Alger Aggressive Growth Fund               $    1,772,482       $      191,836      $       48,620
            Alger Small-Cap Fund                       $    1,619,958       $      268,342      $       50,176
            Alger Growth Fund                          $    2,609,897       $      246,641      $       63,838
            Growth Fund                                $   81,217,059       $   36,804,802      $    2,833,202
            Equity Income Fund                         $   94,553,971       $   33,944,482      $   10,692,263
            Balanced Fund                              $   26,153,677       $    5,647,294      $      615,838
            Government Bond Fund                       $   29,493,866       $      183,803      $      528,459
            Tax Free Fund                              $   13,522,292       $      626,090      $       14,685
            Primary Fund                               $   26,321,167       $      177,056      $      155,333

NOTE 4--CAPITAL STOCK

SM&R ALGER TECHNOLOGY FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED,                     YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                        39,914    $     112,535           76,763    $     229,178
       Class B                                                        11,292           30,519           29,807           87,566
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   51,206          143,054          106,570          316,744
     Redemptions of capital shares outstanding:
       Class A                                                       (23,417)         (64,760)          (9,623)         (28,527)
       Class B                                                       (17,189)         (47,410)          (8,789)         (26,265)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (40,606)        (112,170)         (18,412)         (54,792)
                                                               -------------    -------------    -------------    -------------
     Net increase in capital shares outstanding                       10,600    $      30,884           88,158    $     261,952
                                                                                =============                     =============
     Shares outstanding at beginning of period                       352,575                           264,417
                                                               -------------                     -------------
     Shares outstanding at end of period                             363,175                           352,575
                                                               =============                     =============

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED,                     YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                        35,526    $     193,111           59,498    $     311,976
       Class B                                                        12,794           67,579           29,874          155,115
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   48,320          260,690           89,372          467,091
     Redemptions of capital shares outstanding:
       Class A                                                       (15,121)         (81,073)         (45,089)        (234,102)
       Class B                                                        (7,992)         (42,076)         (11,191)         (59,725)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (23,113)        (123,149)         (56,280)        (293,827)
                                                               -------------    -------------    -------------    -------------
     Net increase in capital shares outstanding                       25,207    $     137,541           33,092    $     173,264
                                                                                =============                     =============
     Shares outstanding at beginning of period                       324,529                           291,437
                                                               -------------                     -------------
     Shares outstanding at end of period                             349,736                           324,529
                                                               =============                     =============

SM&R ALGER SMALL-CAP FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED,                     YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                        26,975    $     174,850           38,835    $     240,264
       Class B                                                        10,694           68,604           18,500          113,845
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   37,669          243,454           57,335          354,109
     Distributions from net realized gains reinvested:
       Class A                                                         3,363           22,803               --               --
       Class B                                                         1,799           12,091               --               --
                                                               -------------    -------------    -------------    -------------
       Total distributions from net realized gains reinvested:         5,162           34,894               --               --
     Redemptions of capital shares outstanding:
       Class A                                                       (13,655)         (88,741)         (12,631)         (79,089)
       Class B                                                        (3,709)         (23,518)          (6,919)         (42,830)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (17,364)        (112,259)         (19,550)        (121,919)
                                                               -------------    -------------    -------------    -------------
     Net increase in capital shares outstanding                       25,467    $     166,089           37,785    $     232,190
                                                                                =============                     =============
     Shares outstanding at beginning of period                       250,410                           212,625
                                                               -------------                     -------------
     Shares outstanding at end of period                             275,877                           250,410
                                                               =============                     =============

SM&R ALGER GROWTH FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED,                     YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                        35,056    $     195,811          100,919    $     564,204
       Class B                                                        23,435          128,905           39,259          217,224
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   58,491          324,716          140,178          781,428
     Redemptions of capital shares outstanding:
       Class A                                                       (29,513)        (169,932)         (30,423)        (171,455)
       Class B                                                       (11,520)         (64,966)         (15,905)         (87,519)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (41,033)        (234,898)         (46,328)        (258,974)
                                                               -------------    -------------    -------------    -------------
     Net increase in capital shares outstanding                       17,458    $      89,818           93,850    $     522,454
                                                                                =============                     =============
     Shares outstanding at beginning of period                       464,414                           370,564
                                                               -------------                     -------------
     Shares outstanding at end of period                             481,872                           464,414
                                                               =============                     =============

SM&R GROWTH FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sales of capital shares:
       Class A                                                        95,162    $     375,104          312,211    $   1,165,074
       Class B                                                        63,963          248,457          210,611          773,751
       Class T                                                       444,723        1,802,592        1,036,658        3,969,839
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                  603,848        2,426,153        1,559,480        5,908,694
     Investment income dividends reinvested:
       Class A                                                         9,317           37,826            7,789           30,032
       Class B                                                         4,311           17,161            1,519            5,694
       Class T                                                       166,107          687,683          178,937          703,586
                                                               -------------    -------------    -------------    -------------
       Total investment income dividends reinvested                  179,735          742,670          188,245          739,312
     Redemptions of capital shares outstanding:
       Class A                                                      (160,197)        (633,757)        (195,072)        (732,135)
       Class B                                                       (60,963)        (237,107)        (104,786)        (393,854)
       Class T                                                    (2,282,416)      (9,285,031)      (2,713,858)     (10,458,533)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding            (2,503,576)     (10,155,895)      (3,013,716)     (11,584,522)
                                                               -------------    -------------    -------------    -------------
     Net decrease in capital shares outstanding                   (1,719,993)   $  (6,987,072)      (1,265,991)   $  (4,936,516)
                                                                                =============                     =============
     Shares outstanding at beginning of period                    29,534,051                        30,800,042
                                                               -------------                     -------------
     Shares outstanding at end of period                          27,814,058                        29,534,051
                                                               =============                     =============

SM&R EQUITY INCOME FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sales of capital shares:
       Class A                                                        22,497    $     511,832          113,356    $   2,427,248
       Class B                                                        16,732          369,176           53,879        1,136,604
       Class T                                                        42,717        1,001,251          151,449        3,396,666
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   81,946        1,882,259          318,684        6,960,518
     Investment income dividends reinvested:
       Class A                                                         3,322           75,701            4,242           92,286
       Class B                                                         2,673           58,983            2,882           60,204
       Class T                                                        37,318          876,385           53,868        1,200,006
                                                               -------------    -------------    -------------    -------------
       Total investment income dividends reinvested                   43,313        1,011,069           60,992        1,352,496
     Distributions from net realized gains reinvested:
       Class A                                                         7,533          174,607               --               --
       Class B                                                         7,180          161,342               --               --
       Class T                                                        80,812        1,930,607               --               --
                                                               -------------    -------------    -------------    -------------
       Total distributions from net realized
         gains reinvested:                                            95,525        2,266,556               --               --
     Redemptions of capital shares outstanding:
       Class A                                                       (21,499)        (490,184)         (49,600)      (1,080,655)
       Class B                                                       (20,366)        (452,602)         (31,018)        (660,900)
       Class T                                                      (257,729)      (6,052,823)        (527,147)     (11,822,724)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding              (299,594)      (6,995,609)        (607,765)     (13,564,279)
                                                               -------------    -------------    -------------    -------------
     Net decrease in capital shares outstanding                      (78,810)   $  (1,835,725)        (228,089)   $  (5,251,265)
                                                                                =============                     =============
     Shares outstanding at beginning of period                     5,003,840                         5,231,929
                                                               -------------                     -------------
     Shares outstanding at end of period                           4,925,030                         5,003,840
                                                               =============                     =============

SM&R BALANCED FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sales of capital shares:
       Class A                                                        35,749    $     640,127           76,425    $   1,347,439
       Class B                                                        13,040          237,789           38,671          686,949
       Class T                                                        20,501          384,520           62,069        1,123,999
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   69,290        1,262,436          177,165        3,158,387
     Investment income dividends reinvested:
       Class A                                                         2,476           44,627            3,892           68,100
       Class B                                                         1,323           24,059            1,964           34,600
       Class T                                                        11,125          207,501           19,570          353,059
                                                               -------------    -------------    -------------    -------------
       Total investment income dividends reinvested                   14,924          276,187           25,426          455,759
     Distributions from net realized gains reinvested:
       Class A                                                           928           17,004            2,612           45,377
       Class B                                                           585           10,849            1,701           29,862
       Class T                                                         4,102           77,859           14,509          259,992
                                                               -------------    -------------    -------------    -------------
       Total distributions from net realized gains reinvested:         5,615          105,712           18,822          335,231
     Redemptions of capital shares outstanding:
       Class A                                                       (21,478)        (386,797)         (37,694)        (667,301)
       Class B                                                        (8,097)        (149,109)         (15,042)        (264,459)
       Class T                                                       (65,393)      (1,225,942)        (100,111)      (1,813,917)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of captial shares outstanding               (94,968)      (1,761,848)        (152,847)      (2,745,677)
                                                               -------------    -------------    -------------    -------------
     Net increase (decrease) in capital shares outstanding            (5,139)   $    (117,513)          68,566    $   1,203,700
                                                                                =============                     =============
     Shares outstanding at beginning of period                     1,667,990                         1,599,424
                                                               -------------                     -------------
     Shares outstanding at end of period                           1,662,851                         1,667,990
                                                               =============                     =============

SM&R GOVERNMENT BOND FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                        23,550    $     248,131           23,001    $     245,659
       Class B                                                         5,855           61,474           14,598          155,483
       Class T                                                        23,646          245,613           43,336          455,315
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                   53,051          555,218           80,935          856,457
     Investment income dividends reinvested:
       Class A                                                         1,130           11,855            2,120           22,557
       Class B                                                           969           10,162            1,997           21,246
       Class T                                                        30,673          317,765           55,114          578,455
                                                               -------------    -------------    -------------    -------------
       Total investment income dividends reinvested                   32,772          339,782           59,231          622,258
     Distributions from net realized gains reinvested:
       Class A                                                            --               --            2,742           29,006
       Class B                                                            --               --            3,736           39,494
       Class T                                                            --               --           72,885          761,648
                                                               -------------    -------------    -------------    -------------
       Total distributions from net realized
         gains reinvested:                                                --               --           79,363          830,148
     Redemptions of capital shares outstanding:
       Class A                                                       (17,638)        (185,993)         (50,225)        (537,556)
       Class B                                                        (9,222)         (96,871)         (66,003)        (704,682)
       Class T                                                       (68,995)        (716,001)        (142,256)      (1,497,308)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (95,855)        (998,865)        (258,484)      (2,739,546)
                                                               -------------    -------------    -------------    -------------
     Net decrease in capital shares outstanding                      (10,032)   $    (103,865)         (38,955)   $    (430,683)
                                                                                =============                     =============
     Shares outstanding at beginning of period                     2,861,096                         2,900,051
                                                               -------------                     -------------
     Shares outstanding at end of period                           2,851,064                         2,861,096
                                                               =============                     =============

SM&R TAX FREE FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares:
       Class A                                                           355    $       3,840            2,449    $      26,742
       Class B                                                           417            4,500           16,947          182,000
       Class T                                                         3,357           35,986           26,360          287,510
                                                               -------------    -------------    -------------    -------------
       Total sale of capital shares                                    4,129           44,326           45,756          496,252
     Investment income dividends reinvested:
       Class A                                                           891            9,604            2,041           22,085
       Class B                                                           654            7,049            1,579           17,071
       Class T                                                        20,612          220,287           44,800          480,180
                                                               -------------    -------------    -------------    -------------
       Total investment income dividends reinvested                   22,157          236,940           48,420          519,336
     Distributions from net realized gains reinvested:
       Class A                                                            --               --              105            1,149
       Class B                                                            --               --               91              998
       Class T                                                            --               --            2,343           25,417
                                                               -------------    -------------    -------------    -------------
       Total distributions from net realized gains reinvested:            --               --            2,539           27,564
     Redemptions of capital shares outstanding:
       Class A                                                        (1,090)         (11,784)         (14,496)        (157,303)
       Class B                                                          (627)          (6,816)         (15,423)        (166,543)
       Class T                                                       (11,491)        (123,195)        (102,397)      (1,093,102)
                                                               -------------    -------------    -------------    -------------
       Total redemptions of capital shares outstanding               (13,208)        (141,795)        (132,316)      (1,416,948)
                                                               -------------    -------------    -------------    -------------
     Net increase (decrease) in capital shares outstanding            13,078    $     139,471          (35,601)   $    (373,796)
                                                                                =============                     =============
     Shares outstanding at beginning of period                     1,327,176                         1,362,777
                                                               -------------                     -------------
     Shares outstanding at end of period                           1,340,254                         1,327,176
                                                               =============                     =============

SM&R PRIMARY FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares                                          365,926    $     363,414        2,094,512    $   2,073,568
     Investment income dividends reinvested                          186,834          185,692          203,831          201,793
     Redemptions of capital shares outstanding                      (526,282)        (523,534)      (3,554,816)      (3,519,268)
                                                               -------------    -------------    -------------    -------------
     Net increase (decrease) in capital shares outstanding            26,478    $      25,572       (1,256,473)   $  (1,243,907)
                                                                                =============                     =============
     Shares outstanding at beginning of period                    26,421,947                        27,678,420
                                                               -------------                     -------------
     Shares outstanding at end of period                          26,448,425                        26,421,947
                                                               =============                     =============

SM&R MONEY MARKET

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                     FEBRUARY 28, 2005                   AUGUST 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                               -------------    -------------    -------------    -------------
     Sale of capital shares                                      109,187,980    $ 109,187,980      232,967,298    $ 232,967,298
     Investment income dividends reinvested                          691,849          691,849          450,077          450,077
     Redemptions of capital shares outstanding                  (112,500,695)    (112,500,695)    (241,684,944)    (241,684,944)
                                                               -------------    -------------    -------------    -------------
     Net decrease in capital shares outstanding                   (2,620,866)   $  (2,620,866)      (8,267,569)   $  (8,267,569)
                                                                                =============                     =============
     Shares outstanding at beginning of period                    95,201,534                       103,469,103
                                                               -------------                     -------------
     Shares outstanding at end of period                          92,580,668                        95,201,534
                                                               =============                     =============

RECLASSIFICATION OF CAPITAL ACCOUNTS:

The Company accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended February 28, 2005, the following funds decreased paid-in capital due to net investment losses during the period: Alger Technology Fund, $6,082, Alger Aggressive Growth Fund, $5,568, Alger Small-Cap Fund, $14,926, and Alger Growth Fund, $3,422. Accumulated net realized gain on investments and net assets were not affected by this change.

                                 2450 South Shore Blvd, League City, Texas 77573

                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary
                   Debbie L. Hankins, Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                        REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

Form 9202S                                                                 04/05

Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company	and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of May 4, 2005, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of May 4, 2005, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Securities Management and Research, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:


By:
	Brenda T. Koelemay, Principal Financial Officer

Date: